PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Mid-Cap Fund, a portfolio of Federated Index Trust, for the six-month period from November 1, 1997 through April 30, 1998. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mid-Cap Fund gives you a highly efficient way to pursue the performance of the mid-cap stock market. Stocks in the fund are weighted in the same proportion as the stocks that make up the Standard & Poor's Mid-Cap 400 Index. This unmanaged index consists of 400 common stocks issued by medium-sized domestic companies with a median market capitalization of $1.1 billion.*

Over the six-month reporting period, the fund produced a total return of 18.44%** through dividend income of $0.12 per share, capital gains of $1.38 per share, and a $1.44 increase in net asset value. On the last day of the reporting period, the fund's total net assets stood at $92.6 million.

Thank you for putting your money to work in mid-cap stocks through the efficiency and professional management of Federated Mid-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson

Glen R. Johnson
President
June 15, 1998

 *Federated Mid-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Mid-Cap Index. "Standard & Poor's," "S&P," "S&P Mid-Cap 400 Index," and "Standard & Poor's Mid-Cap 400 Index" are trademarks of Standard & Poor's ("S&P") and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. Actual investments may not be made in an index.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               INVESTMENT REVIEW

The fund's total return for the six months ended April 30, 1998 was 18.44%.* The target index, the Standard & Poor's 400 Mid-Cap Index (the "Index"), had a total return of 19.16% during the reporting period. Fund performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

The U.S. stock market continued its strong climb during the last six months despite concerns over the problems in Asia, possible increases in interest rates and weaker corporate earnings. These issues troubled the market in late 1997 and early 1998, but investors regained confidence, causing the market to surge early in 1998 to all-time highs.

The U.S. economy, the underlying support for the stock market, shows many signs of strength: 1) U.S. economic growth, as measured by gross domestic product ("GDP"), has been growing at a historically strong 4% per year during the last six months; 2) price inflation, as measured by the Consumer Price Index ("CPI"), has been running at 1-2% per year, well below historical averages; and 3) the U.S. fiscal budget has begun to indicate a surplus for the first time in many years, causing talk of possible tax cuts. Other positive economic indicators include the U.S. dollar strengthening versus other foreign currencies, lower long-term interest rates, lower oil/energy prices, and record-low unemployment.

Along with this very favorable economic background, a cut in capital gains taxes in 1997 supports investors' enthusiasm for U.S. stocks, despite slower corporate earnings growth. Most investors continue to be bullish and are channeling money into the stock market through equity mutual funds with recordsetting cash inflows.

However, investors still have reasons for caution. Although the "Asian Flu," or downturn in Asian financial markets, has subsided somewhat, companies with significant sales in Asia may suffer earnings declines. Also, the Federal Reserve Board may increase short-term interest rates to offset wage inflation pressures. Finally, some strategists are warning that the inability of computers worldwide to handle the transition to the Year 2000, or the cost to fix the problem, may trigger earnings problems.

Large company stocks continue to outperform stocks of medium and small-size companies. There may be stronger demand for large "name brand" companies which have the ability to take better advantage of a more-integrated global market. However, some strategists believe that small company stocks will again be in favor and currently could be selling at bargain prices.

During the last six months, long-distance telecommunications, computer software, and computer special services were among the strongest performing sectors while communications equipment, oil and gas drilling, and manufacturing/transport systems were among the worst performing sectors in the Index.


*Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                          SHAREHOLDER MEETING RESULTS

A Special Meeting of shareholders of Federated Mid-Cap Fund was held on February 13, 1998. On December 16, 1997, the record date for shareholders voting at the meeting, there were 4,695,340 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                                               Abstentions and       Withheld
Agenda Item                                                                  For      Against  Broker Non-Votes  Authority to Vote
------------------------------------------------------------------------   ---------  -------  ----------------  -----------------
1. Election of Trustees*

   Thomas G. Bigley                                                        3,493,552                                    7,477

   John E.  Murray, Jr.                                                    3,493,552                                    7,477


2. Approval of a sub-management contract between Federated Management and ANB
   Investment Management and Trust Company (which changed its name to Northern
   Trust Quantitative Investment
   Advisors, Inc.)                                                         3,473,555   5,933         21,541

* The following Trustees of the Trust continued their terms as Trustees of the
  Trust: John F. Donahue, J. Christopher Donahue, John T. Conroy, Jr., William
  J. Copeland, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Peter E. Madden, Wesley W. Posvar, and Marjorie P. Smuts



                           PORTFOLIO OF INVESTMENTS

                            Federated Mid-Cap Fund
                          April 30, 1998 (unaudited)

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--89.7%
             Basic Industry--6.3%
      4,400  AK Steel Holding Corp.                  $ 92,400
      5,800  (b)Airgas, Inc.                           89,900
      2,500  Albany International Corp., Class A       71,250
      4,500  Albemarle Corp.                          111,938
      4,500  Alumax, Inc.                             222,188
      2,400  Betz Laboratories, Inc.                  128,700
      3,300  Bowater, Inc.                            184,594
      1,300  Brush Wellman, Inc.                       35,425
      4,900  (b)Burlington Industries, Inc.            85,750
      5,700  Cabot Corp.                              204,844
      1,900  CalMat Co.                                49,756
      3,300  Calgon Carbon Corp.                       40,013
      1,600  Carpenter Technology Corp.                92,900
      1,900  Chesapeake Corp.                          69,113
        900  Cleveland Cliffs, Inc.                    50,400
      3,700  Consolidated Papers, Inc.                244,894
      6,000  Crompton and Knowles Corp.               179,625
      3,700  (b)Cytec Industries, Inc.                202,575
      1,900  Dexter Corp.                              78,494
      4,100  Donaldson Co., Inc.                      104,038
      6,800  Ethyl Corp.                               51,850
      3,050  Ferro Corp.                               87,878
      1,100  Fuller (H.B.) Co.                         69,025
      2,700  Georgia Gulf Corp.                        69,356
      7,500  Georgia-Pacific Corp.                    192,188
      3,500  Glatfelter (P.H.) Co.                     63,219
      4,200  Hanna (M.A.) Co.                          96,338
      9,300  IMC Global, Inc.                         334,800
      3,300  (b)Imation Corp.                          62,288
      3,700  Lawter International, Inc.                38,850
      4,200  Longview Fibre Co.                        71,138


                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
              Basic Industry--continued
      4,700   Lubrizol Corp.                          $173,313
      3,800   Martin Marietta Materials                178,363
        700   (b)Maxxam, Inc.                           42,919
      1,800   Minerals Technologies, Inc.               97,988
        600   NCH, Corp.                                38,025
      2,100   Oregon Steel Mills                        49,875
      8,050   RPM, Inc.                                138,863
      2,400   Rayonier, Inc.                           120,300
      2,925   Schulman (A.), Inc.                       65,447
      9,900   Solutia, Inc.                            280,913
      7,885   Sonoco Products Co.                      316,878
      1,900   Southdown, Inc.                          134,425
      5,000   Unifi, Inc.                              191,563
      2,800   Vulcan Materials Co.                     322,175
      2,500   Wellman, Inc.                             56,563
      4,700   Witco Corp.                              186,238
                                                   -----------
                Total                                5,869,575
                                                   -----------
              Consumer Durables--3.0%
      2,000   Arvin Industries, Inc.                    81,875
      1,900   Bandag, Inc.                             105,806
      1,900   Borg-Warner Automotive, Inc.             118,156
      6,100   Callaway Golf Co.                        166,225
      2,500   Carlisle Cos., Inc.                      126,875
      9,676   Clayton Homes, Inc.                      194,125
      2,000   (b)Culligan Water Technologies           116,125
      4,800   (b)Electronic Arts, Inc.                 222,000
      3,300   Federal-Mogul Corp.                      213,469
     12,500   Harley Davidson, Inc.                    450,000
      9,500   International Game Technology            264,219
      7,900   Leggett and Platt, Inc.                  410,306
     10,500   Shaw Industries, Inc.                    169,969
      1,400   Stanhome, Inc.                            46,900
      2,300   Superior Industries International, Inc.   73,888
                                                   -----------
                Total                                2,759,938
                                                   -----------




                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Consumer Non-Durables--4.6%
      1,600  Church and Dwight, Inc.               $   49,300
     31,600  Coca Cola Enterprises, Inc.            1,192,850
      3,300  Dean Foods Co.                           154,688
      8,300  Dial Corp.                               202,313
      4,900  Dole Food, Inc.                          220,194
      2,200  Dreyers Grand Ice Cream, Inc.             55,550
      3,300  First Brands Corp.                        88,481
      7,225  Flowers Industries, Inc.                 154,434
      6,200  Hormel Foods Corp.                       210,800
      7,600  IBP, Inc.                                156,750
      1,500  International Multifoods Corp.            43,594
      6,000  Interstate Bakeries Corp.                190,125
      4,200  (b)Jones Apparel Group, Inc.             251,213
      2,500  Lance, Inc.                               53,750
      6,100  McCormick & Co., Inc.                    208,925
      2,400  Smucker (J.M.) Co., Class A               58,950
     19,200  Tyson Foods, Inc., Class A               370,800
      3,800  (b)UCAR International, Inc.              123,500
      2,900  Universal Corp.                          108,569
      2,100  Universal Foods Corp.                    106,181
      3,400  (b)Vlasic Foods International, Inc.       78,413
      5,100  Warnaco Group, Inc., Class A             215,475
                                                  -----------
               Total                                4,294,855
                                                  -----------
             Energy Minerals--5.1%
      6,300  (b)BJ Services Co.                       236,250
      3,200  Camco International, Inc.                217,200
     11,700  ENSCO International, Inc.                330,525
     14,100  (b)Global Marine, Inc.                   332,231
      6,600  Lyondell Petrochemical Co.               216,975
      3,700  Murphy Oil Corp.                         190,319
      8,200  (b)Nabors Industries, Inc.               206,538
      4,700  Noble Affiliates, Inc.                   202,688
     10,800  (b)Noble Drilling Corp.                  348,975
      6,318  (b)Ocean Energy, Inc.                    154,791


                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Energy Minerals--continued
      6,300  (b)Parker Drilling Co.                $   64,575
      8,100  Pioneer Natural Resources, Inc.          193,894
      2,900  Quaker State Corp.                        52,381
     10,300  Ranger Oil Ltd.                           71,456
      3,300  (b)Smith International, Inc.             193,875
     12,800  Tosco Corp.                              456,000
      8,300  Transocean Offshore, Inc.                463,763
      7,150  Ultramar Diamond Shamrock Corp.          231,034
      4,600  Valero Energy Corp.                      148,925
      5,200  (b)Varco International, Inc.             159,900
      4,281  (b)Weatherford Enterra, Inc.             214,318
                                                  -----------
                Total                               4,686,613
                                                  -----------
             Finance--13.8%
      5,700  AMBAC                                    323,119
     11,075  Aflac, Inc.                              719,875
      2,700  Allstate Corp.                           219,375
      4,200  Associated Banc Corp.                    220,500
      9,630  Bear Stearns Cos., Inc.                  549,512
      5,400  Capital One Financial Corp.              518,738
      5,270  Charter One Financial, Inc.              356,713
      3,700  City National Corp.                      137,594
      6,125  Comdisco, Inc.                           271,031
      9,000  Crestar Financial Corp.                  538,313
     10,200  Dime Bancorp, Inc.                       313,013
      7,788  Edwards(AG), Inc.                        350,438
      4,600  Finova Group, Inc.                       269,388
     14,225  First Security Corp.                     348,513
     10,500  First Tennessee National Corp.           361,594
      4,200  First Virginia Bank, Inc.                234,675
     11,900  Firstar Corp.                            444,019
      2,000  GATX Corp.                               165,750
      1,600  HSB Group, Inc.                          105,600
     11,700  Hibernia Corp., Class A                  239,119
      8,300  Marshall & Ilsley Corp.                  485,550


                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Finance--continued
      5,850  Mercantile Bankshares Corp.          $   224,494
      5,500  North Fork Bancorp, Inc.                 204,188
      8,400  Northern Trust Corp.                     613,200
      7,700  Old Kent Financial Corp.                 299,338
      7,600  Old Republic International Corp.         343,900
      6,600  Pacific Century Financial Corp.          162,938
     10,850  PaineWebber Group, Inc.                  486,216
      1,500  (b)Policy Management System Corp.        120,938
     11,100  Provident Cos., Inc.                     433,594
     11,160  Regions Financial Corp.                  486,855
     12,300  SouthTrust Corp.                         525,056
      4,700  T. Rowe Price Associates                 354,850
      7,600  TCF Financial Corp.                      247,475
      2,850  Transatlantic Holdings, Inc.             218,916
      6,800  Union Planters Corp.                     418,200
      2,800  Wilmington Trust Corp.                   180,950
      5,600  Zions Bancorp                            286,300
                                                  -----------
               Total                               12,779,837
                                                  -----------
             Health Care--7.4%
      1,200  (b)ATL Ultrasound, Inc.                   58,050
      2,400  (b)Acuson Corp.                           45,000
      4,800  Allegiance Corp.                         219,000
      4,200  (b)Apria Healthcare Group, Inc.           40,163
      4,106  Bergen Brunswig Corp., Class A           186,310
      9,000  (b)Beverly Enterprises, Inc.             141,750
      6,100  (b)Biogen, Inc.                          270,688
      3,800  Carter Wallace, Inc.                      68,638
      5,700  (b)Centocor, Inc.                        240,469
     14,424  (b)Chiron Corp.                          279,465
      3,100  (b)Concentra Managed Care, Inc.           96,488
         40  (b)Coram Healthcare Corp., Warrants            0
      4,700  (b)Covance, Inc.                         100,756
      4,400  Dentsply International, Inc.             144,650
      6,600  (b)Forest Laboratories, Inc., Class A    238,838



                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Health Care--continued
      9,940  (b)Foundation Health Systems, Inc.,
             Class A                                 $287,639
      6,400  (b)Genzyme Corp.                         198,000
     13,350  (b)Health Management Association,
             Class A                                  420,525
      3,600  (b)Healthcare & Retirement Corp.         146,700
      5,800  ICN Pharmaceuticals, Inc.                285,650
     10,000  Ivax Corp.                                97,500
      7,600  McKesson Corp.                           537,225
      6,000  (b)Medaphis Corp.                         55,125
     10,000  Mylan Laboratories, Inc.                 271,250
      5,000  (b)NovaCare, Inc.                         69,688
      6,700  Omnicare, Inc.                           229,475
      6,500  (b)Oxford Health Plans, Inc.             111,313
      3,398  (b)PacifiCare Health Systems, Inc.,
             Class B                                  243,382
      6,200  (b)Perrigo Co.                            80,213
      6,200  (b)Quintiles Transnational Corp.         300,700
      6,100  (b)Quorum Health Group, Inc.             195,963
      2,000  (b)Scherer (R.P.) Corp.                  146,000
        400  (b)SonoSight, Inc.                         3,275
      7,900  Stryker Corp.                            355,500
      7,900  (b)Sybron International Corp.            209,350
      6,400  (b)Total Renal Care Holdings, Inc.       212,000
      7,200  (b)Watson Pharmaceuticals, Inc.          309,600
                                                  -----------
               Total                                6,896,338
                                                  -----------
             Producer Manufacturing--6.1%
      5,200  AGCO Corp.                               139,100
      4,800  American Financial Group, Inc.           209,100
      7,800  (b)American Power Conversion Corp.       251,063
      2,700  Ametek, Inc.                              82,181
      4,800  Danaher Corp.                            345,000
      5,694  Diebold, Inc.                            233,444
      3,700  Federal Signal Corp.                      79,319
      3,300  Flowserve Corp.                           98,588
      5,000  HON Industries, Inc.                     160,000
      3,900  Harsco Corp.                             179,400





                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Producer Manufacturing--continued
      5,480  Hubbell, Inc., Class B                $  270,233
      2,800  Kaydon Corp.                             122,675
      2,200  Kennametal, Inc.                         117,288
      3,550  Lancaster Colony Corp.                   137,099
      5,800  (b)Lexmark Intl. Group, Class A          335,675
      2,600  (b)Magnetek, Inc.                         51,188
      5,250  Mark IV Industries, Inc.                 110,578
      5,700  Meritor Automotive, Inc.                 147,131
      7,600  Miller Herman, Inc.                      229,425
      2,400  Modine Manufacturing Co.                  89,250
      1,400  Nordson Corp.                             65,975
      4,000  Olin Corp.                               187,250
      3,100  Pentair, Inc.                            134,075
      3,400  Pittston Brink's Group                   133,025
      1,950  Precision Castparts Corp.                121,144
      2,700  Stewart & Stevenson Services              60,075
      1,800  Tecumseh Products Co., Class A            90,675
      3,000  Teleflex, Inc.                           127,500
      3,550  Trinity Industries, Inc.                 181,050
      7,700  (b)U.S. Filter Corp.                     251,213
     10,800  (b)U.S. Office Products Co.              191,025
      7,900  Viad Corp.                               203,919
      2,200  Watts Industries, Inc., Class A           56,375
      4,768  Wausau-Mosinee Paper Corp.               102,799
      8,300  Whitman Corp.                            162,369
      3,400  York International Corp.                 167,663
                                                  -----------
               Total                                5,623,869
                                                  -----------
             Retail Trade--6.6%
      3,100  (b)BJ's Wholesale Club, Inc.             124,194
      5,600  (b)Barnes & Noble, Inc.                  189,700
      5,600  (b)Bed Bath & Beyond, Inc.               275,800
      3,600  (b)Best Buy Co., Inc.                    252,900
      3,950  Claire's Stores, Inc.                     86,159
      7,500  (b)CompUSA, Inc.                         139,219


                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Retail Trade--continued
     11,783  Dollar General Corp.               $  446,262
      7,050  Family Dollar Stores, Inc.            239,700
      3,100  Fastenal Co.                          173,406
      3,800  Fingerhut Companies, Inc.             112,575
      6,700  (b)General Nutrition Cos., Inc.       240,363
      3,500  Hannaford Brothers Co.                155,531
      4,650  Heilig-Meyers Co.                      65,391
     13,000  (b)Kohl's Corp.                       537,063
      2,600  (b)Lands' End, Inc.                    95,875
     12,300  (b)Meyer (Fred), Inc.                 551,963
      2,800  (b)Micro Warehouse, Inc.               43,750
      2,900  (b)Nine West Group, Inc.               80,656
     12,925  (b)Office Depot, Inc.                 428,141
     10,150  (b)Officemax, Inc.                    190,947
      3,100  (b)Payless ShoeSource, Inc.           221,650
      5,100  Premark International, Inc.           170,213
      7,200  (b)Proffitts, Inc.                    286,200
      3,800  Ruddick Corp.                          68,163
      4,800  (b)Saks Holdings, Inc.                107,100
     20,113  (b)Staples, Inc.                      496,527
      2,900  Tiffany & Co.                         131,950
      6,900  (b)Viking Office Products, Inc.       166,894
                                               -----------
               Total                             6,078,292
                                               -----------
             Services--9.0%
      4,700  (b)ACNielsen Corp.                    131,600
     14,318  (b)AES Corp.                          790,175
          1  (b)Ascent Entertainment Group, Inc.         8
      2,450  Banta Corp.                            78,400
      5,100  Belo (A.H.) Corp., Series A           269,981
      3,500  Bob Evans Farms, Inc.                  71,313
      5,375  (b)Brinker International, Inc.        129,000
      3,700  (b)Buffets, Inc.                       54,806
      2,639  (b)Chris Craft Industries, Inc.       151,405
      8,000  Cintas Corp.                          381,000


                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Services--continued
      7,800  (b)Circus Circus Enterprises, Inc.    $  140,888
      6,500  (b)Corrections Corp. America             180,375
      5,050  Cracker Barrel Old Country Store         185,588
      2,600  (b)First Health Group Corp.              153,400
      1,500  Granite Construction, Inc.                44,344
      3,400  (b)Gtech Holdings Corp.                  121,975
      2,500  Houghton Mifflin Co.                      81,406
      2,100  (b)Jacobs Engineering Group, Inc.         70,088
      3,175  Kelly Services, Inc., Class A            117,475
      3,800  Lee Enterprises, Inc.                    118,988
      3,400  (b)Lone Star Steakhouse & Saloon          72,250
      6,600  Manpower, Inc.                           290,813
      2,200  Media General, Inc., Class A             104,500
          0  (b)Midas, Inc.                                 6
      4,100  Ogden Corp.                              126,075
      6,700  Olsten Corp.                              91,706
      3,900  (b)Outback Steakhouse, Inc.              148,688
      8,862  Paychex, Inc.                            481,317
      7,115  (b)Promus Hotel Corp.                    321,509
      6,500  Reynolds & Reynolds Co., Class A         149,500
      7,450  (b)Robert Half International, Inc.       403,231
      2,800  Rollins, Inc.                             55,825
      1,700  Sbarro, Inc.                              50,150
      1,300  (b)Scholastic Corp.                       48,425
      6,100  Sensormatic Electronics Corp.             95,313
      4,600  Sothebys Holdings, Inc., Class A         106,088
      2,300  Standard Register                         91,856
      7,100  (b)Starbucks Corp.                       341,688
      8,000  Stewart Enterprises, Inc., Class A       206,000
      5,300  (b)Synopsys, Inc.                        227,900
      3,600  (b)U.S. Foodservice, Inc.                127,125
     17,700  (b)USA Waste Services, Inc.              868,406
      5,500  Unisource Worldwide, Inc.                 69,781
      3,500  Wallace Computer, Inc.                   126,219



                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Services--continued
        900  Washington Post Co., Class B          $  471,825
                                                  -----------
               Total                                8,348,411
                                                  -----------
             Technology--14.5%
     10,800  (b)ADC Telecommunications, Inc.          323,325
      7,300  (b)Altera Corp.                          295,650
     16,800  (b)America Online, Inc.                1,344,000
     13,266  (b)Analog Devices, Inc.                  516,545
      8,050  (b)Arrow Electronics, Inc.               219,866
      8,200  (b)Atmel Corp.                           165,538
      3,300  Avnet, Inc.                              203,569
      8,300  (b)BMC Software, Inc.                    776,569
      2,300  Beckman Coulter, Inc.                    128,081
     17,100  (b)Cadence Design Systems, Inc.          620,944
      3,400  Comverse Technology, Inc.                161,075
      5,500  (b)Cirrus Logic, Inc.                     57,406
     14,300  (b)Compuware Corp.                       698,913
      7,400  (b)Cypress Semiconductor Corp.            74,000
      4,300  (b)FIserv, Inc.                          281,113
      3,400  GenCorp, Inc.                            103,488
      5,600  Hillenbrand Industries, Inc.             349,300
      2,400  (b)Information Resources, Inc.            44,850
     12,500  (b)Informix Corp.                        123,633
      6,600  (b)Integrated Device Technology, Inc.     79,613
      5,500  (b)Keane, Inc.                           276,375
      6,300  Linear Technology Corp.                  507,150
      3,800  (b)Litton Industries, Inc.               228,000
     10,700  (b)Maxim Integrated Products, Inc.       432,013
      5,300  (b)Mentor Graphics Corp.                  55,650
     12,868  Molex, Inc.                              368,347
      8,400  (b)NCR Corp.                             308,175
      5,700  (b)Network Associates, Inc.              390,450
      2,900  NewPort News Shipbuilding, Inc.           78,844
      1,700  OEA, Inc.                                 32,406
      5,700  (b)Qualcomm, Inc.                        320,625

                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Technology--continued
     11,200  (b)Quantum Corp.                      $  263,200
      4,900  (b)SCI Systems, Inc.                     201,819
        800  (b)Sequa Corp., Class A                   59,200
      3,500  (b)Sequent Computer System, Inc.          68,688
      9,400  (b)Solectron Corp.                       416,538
      7,337  (b)Sterling Commerce, Inc.               312,284
      6,400  (b)Sterling Software, Inc.               169,200
      4,380  (b)Storage Technology Corp.              369,836
      2,000  (b)Stratus Computer, Inc.                 87,125
      2,800  (b)Structural Dynamics Research Corp.     79,100
      8,100  (b)SunGuard Data Systems, Inc.           288,563
      4,900  Sundstrand Corp.                         338,406
      4,600  (b)Symantec Corp.                        133,400
      4,875  Symbol Technologies, Inc.                187,688
      6,800  (b)Teradyne, Inc.                        248,200
      3,000  Thiokol Corp.                            161,625
      2,500  Varian Association, Inc.                 122,344
      5,272  (b)Vishay Intertechnology, Inc.           96,544
      6,100  (b)Xilinx, Inc.                          279,075
                                                  -----------
               Total                               13,448,348
                                                  -----------
             Transportation--1.8%
      2,500  ASA Holdings Ltd.                         95,000
      4,100  Airborne Freight Corp.                   162,463
      1,500  (b)Alaska Air Group, Inc.                 84,188
      3,700  Alexander and Baldwin, Inc.              105,913
      2,100  Arnold Industries, Inc.                   33,600
      3,800  CNF Transportation, Inc.                 146,775
      3,000  Hunt (J.B.) Transportation Services,
             Inc.                                      96,000
      5,050  Illinois Central Corp.                   200,738
      8,800  Kansas City Southern Industries, Inc.    397,650
      3,000  Overseas Shipholding Group, Inc.          63,750
      5,000  Tidewater, Inc.                          198,125
      4,200  (b)Wisconsin Central Transportation
             Corp.                                    102,900
                                                  -----------
               Total                                1,687,102
                                                  -----------

                            Federated Mid-Cap Fund

   Shares                                             Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Utilities--11.5%
     10,000  (b)360 Communications Co.            $   305,625
      4,600  AGL Resources, Inc.                       95,738
      3,000  Aliant Communications, Inc.               85,125
     10,000  Allegheny Energy, Inc.                   306,250
      6,500  American Water Works Co., Inc.           194,594
      1,800  Black Hills Corp.                         37,688
      7,900  CMS Energy Corp.                         345,131
      6,700  (b)CalEnergy Co., Inc.                   218,588
      2,700  Central Maine Power Co.                   49,106
      7,500  Century Telephone Enterprises, Inc.      319,219
     11,100  Cincinnati Bell, Inc.                    424,575
      1,800  Cleco Corp.                               57,825
      4,100  Comsat Corp.                             165,538
      8,225  Conectiv, Inc.                           172,211
          1  Conectiv, Inc., Class A                       16
      9,800  El Paso Natural Gas                      361,988
      8,000  Florida Progress Corp.                   325,000
      2,600  Hawaiian Electric Industries, Inc.       105,300
      3,100  Idaho Power Co.                          110,438
      5,900  Illinova Corp.                           180,319
      1,850  Indiana Energy, Inc.                      58,275
      5,800  Interstate Energy Corp.                  183,063
      3,700  Ipalco Enterprises, Inc.                 161,181
      5,100  Kansas City Power And Light Co.          151,725
      4,100  Keyspan Energy Corp.                     139,913
      7,900  (b)LCI International, Inc.               314,025
      5,500  LG&E Energy Corp.                        145,750
      6,400  MCN Corp.                                241,600
      8,222  MidAmerican Energy Holdings Co.          173,690
      2,700  Minnesota Power And Light Co.            110,025
      4,500  Montana Power Co.                        167,344
     10,300  NIPSCO Industries, Inc.                  276,169
      3,100  National Fuel Gas Co.                    142,600
      4,100  Nevada Power Co.                         100,706



                            Federated Mid-Cap Fund

 Shares or
 Principal
  Amount                                              Value
-----------  -----------------------------------     --------
(a) Common Stocks--continued
             Utilities--continued
     9,045  New Century Energies, Inc.            $   429,638
     5,300  New England Electric System               230,550
     5,500  New York State Electric and Gas
            Corp.                                     229,625
    10,600  Northeast Utilities Co.                   149,725
     3,300  OGE Energy Corp.                          181,294
     6,900  Pinnacle West Capital Corp.               305,325
     9,700  Potomac Electric Power Co.                237,650
     3,400  Public Service Co. New Mexico              78,413
     6,900  Puget Sound Energy, Inc.                  181,556
     3,400  Questar Corp.                             147,475
     8,800  SCANA Corp.                               262,900
     5,200  (b)Seagull Energy Corp.                    88,725
     5,500  Southern New England
            Telecommunications                        385,000
     2,000  TCA Cable TV, Inc.                        123,500
    10,700  TECO Energy, Inc.                         284,888
     4,900  Telephone and Data System, Inc.           232,750
     4,400  Utilicorp United, Inc.                    165,550
     3,300  (b)Vanguard Cellular Systems, Inc.,
            Class A                                    62,700
     3,600  Washington Gas Light Co.                   97,875
     7,493  Williams Cos., Inc. (The)                 236,950
     9,100  Wisconsin Energy Corp.                    277,550
                                                  -----------
              Total                                10,615,979
                                                  -----------
              Total Common Stocks
              (identified cost $52,799,075)        83,089,157
                                                  ===========
(c) Short-Term U.S. Government Obligation--0.4%
   400,000  United States Treasury Bill, 6/18/1998
            (at amortized cost)                       397,372

                            Federated Mid-Cap Fund

 Principal
  Amount                                              Value
-----------  -----------------------------------     --------
(d) Repurchase Agreement--8.9%
$8,265,000  BT Securities Corp., 5.53%, dated
            4/30/1998, due 5/1/1998
            (at amortized cost)                   $ 8,265,000
                                                  -----------
              Total Investments
              (identified cost $61,461,446)(e)    $91,751,529
                                                  ===========

(a) The fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $11,127,400 at April 30, 1998, which represents 12.0% of net assets. Taking into consideration these open Index futures contracts, the fund's effective total exposure to the Index is 101.7%.

(b) Non-income producing security.

(c) Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

(d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(e) The cost of investments for federal tax purposes amounts to $61,461,446. The net unrealized appreciation of investments on a federal tax basis amounts to $30,290,083 which is comprised of $32,521,445 appreciation and $2,231,362 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($92,636,523) at April 30, 1998.

The following acronym is used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation

(See Notes which are an integral part of the Financial Statements)


                        STATEMENT OF ASSETS AND LIABILITIES

                              Federated Mid-Cap Fund
                             April 30, 1998 (unaudited)

Assets:
Investments in securities, at value
(identified and tax cost $61,461,446                                    $91,751,529
Income receivable                                                            66,262
Receivable for investments sold                                           1,258,905
 receivable for shares sold                                                  41,609
Receivable for daily variation margin                                       136,094
Miscellaneous Receivable                                                     20,533
                                                                        -----------
  Total assets                                                           93,274,932
Liabilities:
Payable for investments purchased               $ 457,513
Payable for shares redeemed                        41,677
Payable to Bank                                   138,324
Payable for taxes withheld                             38
Accrued expenses                                      857
                                                ---------
  Total liabilities                                                         638,409
                                                                        -----------
Net Assets for 4,978,357 shares outstanding                             $92,636,523
                                                                        ===========
Net Assets Consist of:
Paid in capital                                                         $58,586,238
Net unrealized appreciation of investments and futures contracts         30,880,709
Accumulated net realized gain on investments and futures contracts        3,145,882
Undistributed net investment income                                          23,694
                                                                        -----------
  Total Net Assets                                                      $92,636,523
                                                                        ===========
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$92,636,523 divided by 4,978,357 shares outstanding
                                                                             $18.61
                                                                        ===========

(See Notes which are an integral part of the Financial Statements)




                            STATEMENT OF OPERATIONS

                             Federated Mid-Cap Fund

                  Six Months Ended April 30, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $351)                                                         $   422,710
Interest                                                                                                      273,051
                                                                                                          -----------
 Total income                                                                                                 695,761
Expenses:
Investment advisory fee                                                                   $   160,699
Custodian fees                                                                                  3,268
Transfer and dividend disbursing agent fees and expenses                                       15,293
Directors'/Trustees' fees                                                                       1,050
Auditing fees                                                                                   7,421
Legal fees                                                                                      1,875
Portfolio accounting fees                                                                      26,661
Shareholder services fee                                                                      100,437
Share registration costs                                                                        8,225
Printing and postage                                                                            7,964
Insurance premiums                                                                              2,490
Taxes                                                                                           1,204
Miscellaneous                                                                                  12,482
                                                                                            ---------
 Total expenses                                                                               349,069
Waivers --
 Waiver of investment advisory fee                                            $   (20,093)
 Waiver of shareholder services fee                                               (88,385)
                                                                              -----------
   Total waivers                                                                             (108,478)
                                                                                            ---------
     Net expenses                                                                                             240,591
                                                                                                          -----------
      Net investment income                                                                                   455,170
                                                                                                          -----------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts                                                      2,771,775
Net change in unrealized appreciation of investments and futures contracts                                 10,645,164
                                                                                                          -----------
 Net realized and unrealized gain on investments and futures contracts                                     13,416,939
                                                                                                          -----------
   Change in net assets resulting from operations                                                         $13,872,109
                                                                                                          -----------

(See Notes which are an integral part of the Financial Statements)



                       STATEMENT OF CHANGES IN NET ASSETS

                             Federated Mid-Cap Fund

                                                                                           Six Months
                                                                                              Ended        Year Ended
                                                                                           (unaudited)     October 31,
                                                                                         April 30, 1998       1997
                                                                                         --------------    -----------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                      $    455,170   $    750,960
Net realized gain on investments and futures contracts ($2,771,775 and $6,019,168,
respectively, as computed for federal tax purposes)                                           2,771,775      6,609,158
Net change in unrealized appreciation of investments and futures contracts                   10,645,164      9,715,619
                                                                                         --------------    -----------
   Change in net assets resulting from operations                                            13,872,109     17,075,737
                                                                                         --------------    -----------
Distributions to Shareholders--
Distributions from net investment income                                                       (532,221)      (690,737)
Distributions from net realized gains on investments and futures contracts                   (6,088,545)    (2,561,934)
                                                                                         --------------    -----------
 Change in net assets resulting from distributions to shareholders                           (6,620,766)    (3,252,671)
                                                                                         --------------    -----------
Share Transactions--
Proceeds from sale of shares                                                                 48,335,091     42,261,338
Net asset value of shares issued to shareholders in payment of distributions declared         4,148,335      1,989,434
Cost of shares redeemed                                                                     (40,972,449)   (44,147,633)
                                                                                         --------------    -----------
 Change in net assets resulting from share transactions                                      11,510,977        103,139
                                                                                         --------------    -----------
   Change in net assets                                                                      18,762,320     13,926,205
Net Assets:
Beginning of period                                                                          73,874,203     59,947,998
                                                                                         --------------    -----------
End of period (including undistributed net investment
income of $23,694 and $100,745, respectively)                                              $ 92,636,523   $ 73,874,203
                                                                                         --------------    -----------

(See Notes which are an integral part of the Financial Statements)

                              FINANCIAL HIGHLIGHTS

                             Federated Mid-Cap Fund

(For a share outstanding throughout each period)

                                                    Six Months
                                                       Ended                 Year Ended October 31,
                                                     April 30,    ---------------------------------------------
                                                       1998        1997      1996      1995      1994      1993
                                                     ---------   -------   -------   -------   -------   -------
Net asset value, beginning of period                   $ 17.17   $ 13.75   $ 12.78   $ 11.02   $ 11.57   $  9.99
Income from investment operations
 Net investment income                                    0.10      0.18      0.18      0.22      0.21      0.25
 Net realized and unrealized gain (loss)
 on investments and futures                               2.84      4.00      1.73      1.93     (0.07)     1.56
                                                     ---------   -------   -------   -------   -------   -------
 Total from investment operations                         2.94      4.18      1.91      2.15      0.14      1.81
                                                     ---------   -------   -------   -------   -------   -------
Less distributions
 Distributions from net investment income                (0.12)    (0.17)    (0.20)    (0.20)    (0.19)    (0.23)
 Distributions from net realized gain on
 investments and futures contracts                       (1.38)    (0.59)    (0.74)    (0.19)    (0.50)       --
 Total distributions                                     (1.50)    (0.76)    (0.94)    (0.39)    (0.69)    (0.23)
                                                     ---------   -------   -------   -------   -------   -------
Net asset value, end of period                         $ 18.61   $ 17.17   $ 13.75   $ 12.78   $ 11.02   $ 11.57
                                                     ---------   -------   -------   -------   -------   -------
Total return (a)                                         18.44%    31.83%    15.80%    20.12%     1.25%    17.33%
Ratios to average net assets
 Expenses                                               0.60%*      0.60%     0.60%     0.60%     0.54%     0.00%
 Net investment income                                  1.13%*      1.19%     1.31%     1.89%     1.84%     2.33%
 Expense waiver/reimbursement (b)                       0.27%*      0.31%     0.34%     0.41%     0.59%     1.75%
Supplemental data
 Net assets, end of period (000 omitted)               $92,637   $73,874   $59,948   $62,580   $44,012   $16,192
 Average commission rate paid (c)                      $0.0241   $0.0520   $0.0432        --        --        --
 Portfolio turnover                                          9%       19%       17%       26%       30%       59%

 * Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                             Federated Mid-Cap Fund

                           April 30, 1998 (unaudited)

Organization

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

                             Federated Mid-Cap Fund

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Trust is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1998, the Fund had realized gains of $258,379.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 1998, the Fund had outstanding futures contracts as set forth below:

                        Federated Mid-Cap Fund

Expiration Date    Contracts to Deliver/Receive    Position    Unrealized Appreciation
---------------    ----------------------------    --------    -----------------------
June 1998           59 Midcap 400 Index futures      long               $590,626

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                       Period Ended       Year Ended
                                                                      April 30, 1998   October 31, 1997
                                                                      --------------   ----------------
Shares sold                                                                2,785,215          2,703,076
Shares issued to shareholders in payment of distributions declared           256,193            145,409
Shares redeemed                                                           (2,366,688)        (2,903,198)
                                                                      --------------   ----------------
 Net change resulting from share transactions                                674,720            (54,713)
                                                                      --------------   ----------------

Investment Advisory Fee and Other Transactions with Affiliates

Management Fee

Federated Management, the Fund's manager, (the "Manager"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Investment Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets. In addition, the Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000 Issue

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1998, were as follows:

Purchases                                            $13,893,807
                                                     -----------
Sales                                                $ 6,234,785
                                                     -----------

TRUSTEES                                  OFFICERS
John F. Donahue                       John F. Donahue
Thomas G. Bigley                          Chairman
John T. Conroy, Jr.                   Glen R. Johnson
Nickolas P. Constantakis                 President
William J. Copeland                J. Christopher Donahue
J. Christopher Donahue            Executive Vice President
James E. Dowd                        Edward C. Gonzales
Lawrence D. Ellis, M.D.           Executive Vice President
Edward L. Flaherty, Jr.              John W. McGonigle
Peter E. Madden             Executive Vice President, Treasurer,
John E. Murray, Jr.                    and Secretary
Wesley W. Posvar                     Richard B. Fisher
Marjorie P. Smuts                      Vice President
                                   Nickolas J. Seitanakis
                                    Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Federated Investors Logo]

Federated Mid-Cap Fund

Semi-Annual Report
to Shareholders
April 30, 1998


Cusip 31420E205
3042108 (6/98)






PRESIDENT'S MESSAGE Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Mini-Cap Fund, a portfolio of Federated Index Trust, for the six-month period from November 1, 1997 through April 30, 1998. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mini-Cap Fund gives you a highly efficient way to pursue the broad performance of the small-company stock market.* The fund is managed passively to closely mirror the Russell 2000 Index,** an unmanaged index consisting of the 2,000 common stocks that fall just below the top 1,000 large- and mid-cap stocks.

During the six-month reporting period, the fund's Institutional Shares produced a total return of 11.21%.*** Contributing to this total return were dividend income totaling $0.08 per share, capital gains totaling $1.46 per share, and a net asset value increase of$0.12.

During the period from November 10, 1997 (date of inception) through April 30, 1998, the fund's Class C Shares produced a total return of 10.36%.*** Contributing to this total return were dividend income totaling $0.03 per share, capital gains totaling $1.46 per share, and a net asset value increase of $0.04.

The fund's total net assets reached $152.1 million on the last day of the reporting period.

Thank you for putting your money to work in dynamic small-company stocks through the diversification and professional management of Federated Mini-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson
---------------------------------
Glen R. Johnson
President
June 15, 1998

 * Small cap stocks have historically experienced greater volatility than average.

 ** The Russell 2000(R) Small Stock Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The fund is neither affiliated with nor promoted, sponsored, sold or endorsed by the Frank Russell Company. Its only relationship to the fund is the licensing of the use of the index. Actual investments cannot be made in an index.

 *** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                               INVESTMENT REVIEW

The fund's total return for the Institutional Shares class for the six months ended April 30, 1998 was 11.21%.* The total return of the Class C shares was 10.36% from inception (11/10/97) through April 30, 1998.*

The target index, the Russell 2000 Index (the "Index"), had a total return of 11.86% during the reporting period. Share class performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity. It is important to note that transaction costs for small company stocks are much higher than that for large company stocks due to illiquidity factors, i.e., there are sometimes very few buyers and sellers of small company stocks.

The U.S. stock market continued its strong climb in the last six months despite concerns over the problems in Asia, possible increases in interest rates and weaker corporate earnings. These issues troubled the market in late 1997 and early 1998, but investors regained confidence, causing the market to surge early in 1998 to all-time highs.

The U.S. economy, the underlying support for the stock market, shows many signs of strength: 1) U.S. economic growth, as measured by gross domestic product ("GDP"), has been growing at a historically strong 4% per year during the last six months; 2) price inflation, as measured by the Consumer Price Index ("CPI"), has been running at 1-2% per year, well below historical averages; and 3) the U.S. fiscal budget has begun to indicate a surplus for the first time in many years, causing talk of possible tax cuts. Other positive economic indicators include the U.S. dollar strengthening versus other foreign currencies, lower long-term interest rates, lower oil/energy prices, and record-low unemployment.

Along with this very favorable economic background, a cut in capital gains taxes in 1997 supports investors' enthusiasm for U.S. stocks, despite slower corporate earnings growth. Most investors continue to be bullish and are channeling money into the stock market through equity mutual funds with record-setting cash inflows.

However, investors still have reasons for caution. Although the "Asian Flu," or downturn in Asian financial markets, has subsided somewhat, companies with significant sales in Asia may suffer earnings declines. Also, the Federal Reserve Board may increase short-term interest rates to offset wage inflation pressures. Finally, some strategists are warning that the inability of computers worldwide to handle the transition to the Year 2000, or the cost to fix the problem, may trigger earnings problems.

Large company stocks continue to outperform stocks of medium and smaller-size companies. There may be a stronger demand for large "name brand" companies which have the ability to take better advantage of a more-integrated global market. However, some strategists believe that small company stocks will again be in favor and currently could be selling at bargain prices.

During the last six months, consumer/discretionary, utilities, and automobile/transportation were among the strongest performing sectors while energy, health care and technology were among the worst performing sectors in the Index.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                           SHAREHOLDER MEETING RESULTS

A Special Meeting of shareholders of Federated Mini-Cap Fund was held on February 13, 1998. On December 16, 1997, the record date for shareholders voting at the meeting, there were 8,862,691 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                                 Abstentions and        Withheld
Agenda Item                                                For       Against     Broker Non-Votes    Authority to Vote
---------------------------------------------------     ---------  -----------   ----------------    -----------------
1. Election of Trustees*
   Thomas G. Bigley                                     6,761,468                                        52,919
   John E. Murray, Jr.                                  6,761,468                                        52,919
2. Approval of a sub-management contract between Federated Management and
   ANBInvestment Management and Trust Company (which changed its name to
   Northern Trust Quantitative Investment
   Advisors, Inc.)                                      6,665,556      88,136          60,695

* The following Trustees of the Trust continued their terms as Trustees of the
  Trust: John F. Donahue, J. Christopher Donahue, John T. Conroy, Jr., William
  J. Copeland, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Peter E. Madden, Wesley W. Posvar, and Marjorie P. Smuts.


                           PORTFOLIO OF INVESTMENTS

                            Federated Mini-Cap Fund

                          April 30, 1998 (unaudited)

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--90.8%
Basic Industry--5.8%
        500  AEP Industries, Inc.                                  $     17,250
      7,400  AK Steel Holding Corp.                                     155,400
      3,650  AMCOL International Corp.                                   49,959
      2,600  Albany International Corp., Class A                         74,100
      3,100  Albemarle Corp.                                             77,113
      8,200  (a) Amax Gold, Inc.                                         30,750
        600  Ameron, Inc.                                                36,975
      2,600  Aptargroup, Inc.                                           162,500
     13,800  (a) Armco, Inc.                                             94,875
      4,000  BMC Industries, Inc.                                        73,000
      4,400  Ball Corp.                                                 169,950
      2,400  (a) Barnett, Inc.                                           48,600
      4,300  Birmingham Steel Corp.                                      68,800
      3,000  Brady (W.H.) Co.                                            91,500
      2,300  Brush Wellman, Inc.                                         62,675
      8,200  (a) Burlington Industries, Inc.                            143,500
      2,800  CalMat Co.                                                  73,325
      5,100  Calgon Carbon Corp.                                         61,838
      1,650  Cambrex Corp.                                               91,575
      3,700  Caraustar Industries, Inc.                                 126,725
      1,300  (a) Carbide/Graphite Group, Inc.                            41,925
      3,300  Carpenter Technology Corp.                                 191,606
      1,500  Centex Construction Products, Inc.                          55,125
      2,900  Century Aluminium Co.                                       49,119
      1,300  Chemed Corp.                                                52,081
      2,800  Chesapeake Corp.                                           101,850
        300  (a) Christiana Companies, Inc.                              11,944
      1,500  Cleveland Cliffs, Inc.                                      84,000
      3,200  Coeur d'Alene Mines Corp.                                   37,400
      8,800  (a) Collins & Aikman Corp.                                  72,050
      1,600  Columbus McKinnion Corp.                                    45,200
      3,500  (a) Cone Mills Corp.                                        31,719
      1,100  Culp, Inc.                                                  20,900

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Basic Industry--continued
      4,300  Dekalb Genetics Corp., Class B                       $    293,206
      5,497  Delta & Pine Land Co.                                     253,206
      1,800  Deltic Timber Corp.                                        51,413
      3,400  Dexter Corp.                                              140,463
      5,700  Donaldson Company, Inc.                                   144,638
      1,900  Elcor Corp.                                                52,844
      2,000  (a) Embrace Systems Corp.                                   1,000
        600  Fab Industries, Inc.                                       19,200
      5,400  Ferro Corp.                                               155,588
      1,900  Florida Rock Industries, Inc.                              52,250
      2,000  Foamex International, Inc.                                 35,000
      2,000  Fuller (H.B.) Co.                                         125,500
      2,700  Furon Co.                                                  56,531
      1,700  (a) Galey & Lord, Inc.                                     44,413
      7,400  (a) Gaylord Container Corp.                                71,225
      1,600  General Chemical Group, Inc.                               44,600
      3,300  Geon Co.                                                   78,788
      4,700  Georgia Gulf Corp.                                        120,731
      4,458  (a) Getchell Gold Corp.                                   109,778
      1,400  (a) Giant Cement Holding, Inc.                             39,550
      3,700  Glatfelter (P.H.) Co.                                      66,831
      2,000  Greif Brothers Corp., Class A                              77,000
      3,200  Guilford Mills, Inc.                                       90,400
      6,400  Hanna (M.A.) Co.                                          146,800
      8,000  (a) Hecla Mining Co.                                       51,000
      5,900  (a) Imation Corp.                                         111,363
      2,200  Imco Recycling, Inc.                                       40,700
      2,300  (a) Ionics, Inc.                                          102,494
      2,600  J&L Specialty Steel, Inc.                                  21,125
      3,500  (a) Kaiser Aluminum Corp.                                  36,531
      4,600  Lawter International, Inc.                                 48,300
      1,350  Learonal                                                   38,475
      3,350  Lilly Industrial, Inc., Class A                            63,022
        600  Liqui Box Corp.                                            26,888
      1,600  Lone Star Industries, Inc.                                132,200

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Basic Industry--continued
      3,300  (a) Lone Star Technologies, Inc.                      $  72,394
      7,500  Longview Fibre Co.                                       127,031
      2,200  Lukens, Inc.                                              76,313
      2,300  (a) Lydall, Inc.                                          42,694
      2,800  MacDermid, Inc.                                           83,825
      2,200  (a) Material Sciences Corp.                               22,550
        700  (a) Maxxam, Inc.                                          42,919
        900  (a) McWhorter Technologies, Inc.                          23,400
      2,400  Medusa Corp.                                             147,600
        500  Mine Safety Appliances Co.                                36,000
      3,300  Minerals Technologies, Inc.                              179,644
      3,969  Mississippi Chemical Corp.                                71,938
      2,400  (a) Mycogen Corp.                                         49,200
        500  NCH, Corp.                                                31,688
      3,400  NL Industries, Inc.                                       76,713
      3,100  National Steel Corp., Class B                             57,931
      3,250  OM Group, Inc.                                           144,016
      3,200  Oregon Steel Mills                                        76,000
      5,996  (a) Paxar Corp.                                           88,816
      4,100  (a) Polymer Group, Inc.                                   50,225
      2,000  Pope & Talbot, Inc.                                       31,125
        600  Puerto Rican Cement Co., Inc.                             27,750
      2,100  Quanex Corp.                                              61,556
      1,400  Republic Group, Inc.                                      26,600
      5,050  Rock-Tenn Co.                                             80,479
      1,100  (a) Rogers Corp.                                          47,713
      1,000  Rouge Industries, Inc., Class A                           14,750
      5,200  Schulman (A.), Inc.                                      116,350
      2,100  (a) Shorewood Packaging Corp.                             54,469
      2,700  (a) Silgan Holdings, Inc.                                 94,500
      3,500  Southdown, Inc.                                          247,625
      1,900  Spartech Corp.                                            40,256
      1,800  Springs Industries, Inc., Class A                         99,113
      5,300  (a) Steel Dynamics, Inc.                                 121,238
      1,200  Stepen Chemical Co.                                       37,725

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Basic Industry--continued
      2,700  (a) Stillwater Mining Co.                               $    71,381
      1,300  (a) Synthetic Industries, Inc.                               29,738
      1,200  Tejon Ranch Co.                                              34,800
      5,900  Terra Industries, Inc.                                       63,425
      3,100  Texas Industries, Inc.                                      199,756
      2,400  (a) Titanium Metals Corp.                                    63,900
        600  (a) Tremont Corp.                                            36,150
      1,600  (a) U.S. Can Corp.                                           28,100
      1,800  Universal Forest Products, Inc.                              32,175
      4,000  Wellman, Inc.                                                90,500
      1,500  (a) Zoltek Cos., Inc.                                        51,938
                                                                    ------------
                 Total                                                 8,752,391
                                                                    ------------
Consumer Durables--4.8%
      6,000  (a) Acclaim Entertainment, Inc.                              45,750
      1,900  (a) Action Performance Cos., Inc.                            65,788
      2,300  (a) Activision, Inc.                                         25,013
      2,500  (a) Aftermarket Technology Co.                               48,750
      1,637  (a) American Homestar Corp.                                  33,968
      4,000  Apogee Enterprises, Inc.                                     58,000
      3,050  Arctic Cat, Inc.                                             30,500
      3,100  Arvin Industries, Inc.                                      126,906
      1,000  (a) Avatar Holdings, Inc.                                    26,750
      1,500  Barnes Group, Inc.                                           46,969
      1,900  Bassett Furniture Industries, Inc.                           59,375
      2,000  Breed Technologies, Inc.                                     40,375
      3,000  (a) Broderbund Software, Inc.                                53,625
      1,200  Bush Industries, Inc., Class A                               32,400
      3,500  CLARCOR, Inc.                                                78,531
      3,800  Carlisle Cos., Inc.                                         192,850
      2,200  (a) Castle & Cooke, Inc.                                     37,950
      6,772  (a) Champion Enterprises, Inc.                              168,454
      2,200  Coachmen Industries, Inc.                                    54,725
      1,300  (a) Coleman Co., Inc.                                        26,650
      1,400  Cross (A.T.) Co., Class A                                    18,550
      3,650  (a) Culligan Water Technologies                             211,928

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Consumer Durables--continued
      3,154  D. R. Horton, Inc.                                      $    58,546
      2,800  (a) Department 56, Inc.                                     100,625
      3,900  Ethan Allen Interiors, Inc.                                 198,656
      1,600  Excel Industries, Inc.                                       33,400
      2,400  Exide Corp.                                                  46,350
      6,600  (a) Fairfield Communities, Inc.                             154,275
      5,000  Fedders Corp.                                                26,875
      5,900  Federal-Mogul Corp.                                         381,656
      4,200  Fleetwood Enterprises, Inc.                                 193,988
      1,150  (a) Fossil, Inc.                                             26,594
      7,600  (a) Furniture Brands International, Inc.                    223,250
      3,800  (a) GT Interactive Software                                  40,138
      5,200  (a) Gentex Corp.                                            175,500
      2,720  Harman International Industries, Inc.                       116,960
      4,400  (a) Hayes Lemmerz International, Inc.                       169,125
      1,800  Huffy Corp.                                                  29,475
      5,600  Jostens, Inc.                                               132,650
      2,117  K2, Inc.                                                     48,029
      5,700  Kaufman & Broad Homes Corp.                                 165,656
      2,300  La-Z Boy Chair Co.                                          120,319
      6,290  Lennar Corp.                                                172,576
      2,600  (a) Lewis Galoob Toys, Inc.                                  28,113
      2,600  Libbey, Inc.                                                 98,150
      2,700  (a) Lo-Jack Corp.                                            36,788
      3,800  Mascotech, Inc.                                              88,588
        900  Matthews International Corp., Class A                        41,400
      4,200  (a) MicroProse, Inc.                                          8,269
      1,300  Mikasa, Inc.                                                 17,306
      4,750  (a) Mohawk Industries, Inc.                                 146,656
      2,042  Myers Industries, Inc.                                       50,787
      1,300  (a) NVR, Inc.                                                45,013
        800   National Presto Industries, Inc.                            31,800
      2,100  (a) O'Sullivan Industries Holdings, Inc.                     31,763
      2,900  (a) Oakley, Inc.                                             38,244
      6,800  Oakwood Homes Corp.                                         191,675

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Consumer Durables--continued
      2,000  Oneida Ltd.                                            $     59,875
      2,150  (a) Palm Harbor Homes, Inc.                                  95,406
      2,800  (a) Panavision, Inc.                                         73,150
        700  Pillowtex Corp.                                              35,131
      3,800  Polaris Industries Partners, L.P., Class A                  135,375
      2,200  Pulte Corp.                                                 112,613
      1,400  (a) RockShox, Inc.                                            7,875
      3,200  (a) Royal Appliance Manufacturing                            17,600
      1,500  Russ Berrie & Co., Inc.                                      42,938
      2,200  Ryland Group, Inc.                                           46,063
      1,600  SPX Corp.                                                   115,800
      2,300  (a) Samsonite Corp.                                          66,125
      2,700  (a) Scotts Co.                                               98,550
      2,400  Simpson Industries, Inc.                                     33,300
      1,200  Skyline Corp.                                                36,450
      1,600  Smith (A.O.) Corp.                                           72,200
      3,600  (a) Sola International, Inc.                                153,000
      1,200  Standard Motor Products, Inc.                                28,425
      4,300  Standard Pacific Corp.                                       74,175
      2,425  Standard Products Co.                                        77,600
      2,500  Stanhome, Inc.                                               83,750
      1,000  Starrett (L.S.) Co., Class A                                 39,938
      2,800  Sturm Ruger & Co., Inc.                                      55,125
      3,000  Superior Industries International, Inc.                      96,375
      3,350  (a) TBC Corp.                                                29,731
        950  Thor Industries, Inc.                                        24,819
      3,500  (a) Toll Brothers, Inc.                                      97,563
      6,800  (a) Topps Co.                                                20,825
      1,900  Toro Co.                                                     71,963
      1,500  (a) Toy Biz, Inc., Class A                                   15,656
      1,701  (a) U.S. Home Corp.                                          70,592
      2,000  WD 40 Co.                                                    57,875
      1,300  Walbro Corp.                                                 16,331
      2,200  Webb (Del) Corp.                                             57,613
      2,600  Windmere Corp.                                               63,700

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Consumer Durables--continued
      2,000  Winnebago Industries, Inc.                             $     23,250
      2,787  Wynns International, Inc.                                    62,708
      2,200  X-Rite, Inc.                                                 28,463
      4,113  (a) Zenith Electronics Corp.                                 16,195
                                                                    ------------
               Total                                                   7,267,125
                                                                    ------------
Consumer Non-Durables--2.6%
      2,300  Alberto-Culver Co., Class B                                  67,563
      1,800  (a) American Safety Razor Co.                                32,625
      2,700  Authentic Fitness Corp.                                      48,938
        962  Block Drug, Inc., Class A                                    40,524
      2,600  Brown Group, Inc.                                            41,438
      4,000  (a) Buckeye Technologies, Inc.                               93,000
        900  (a) Bush Boake Allen, Inc.                                   25,425
      2,200  (a) Canandaigua Wine Co., Inc., Class A                     115,225
      2,900  ChemFirst, Inc.                                              77,213
      2,600  Church and Dwight, Inc.                                      80,113
        300  Coca-Cola Bottling Co.                                       18,338
        900  (a) Consolidated Cigar Holdings, Inc.                        12,431
      2,500  (a) Converse, Inc.                                           14,688
      5,200  Coors Adolph Co., Class B                                   185,900
        666  Del Laboratories, Inc.                                       20,896
      5,750  Dimon, Inc.                                                  84,094
      1,900  (a) Donna Karan International, Inc.                          27,075
      3,300  Dreyers Grand Ice Cream, Inc.                                83,325
      3,100  Earthgrains Co.                                             144,925
        100  Farmer Brothers Co.                                          19,913
      5,800  First Brands Corp.                                          155,513
      2,467  (a) General Cigar Holdings, Inc.                             34,075
      1,000  (a) General Cigar Holdings, Inc., Class B                    13,813
      2,400  (a) Gibson Greetings, Inc.                                   62,775
      1,000  (a) Guess ?, Inc.                                             5,938
      3,600  (a) Gymboree Corp.                                           66,150
      3,500  (a) Hartmarx Corp.                                           27,563
      1,733  Herbalife International, Inc., Class A                       46,800
      3,800  Herbalife International, Inc., Class B                       95,000

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Consumer Non-Durables--continued
        254  Imperial Holly Corp.                                   $      2,365
      2,500  International Multifoods Corp.                               72,656
      2,400  Justin Industries, Inc.                                      37,500
      3,100  Kellwood Co.                                                 99,006
      1,100  (a) Kenneth Cole Productions, Inc., Class A                  25,781
      2,600  Lance, Inc.                                                  55,900
      2,000  (a) Martek Biosciences Corp.                                 30,500
      1,900  Michael Foods, Inc.                                          55,575
        600  (a) Mondavi Robert Corp., Class A                            23,700
      3,400  (a) NBTY, Inc.                                               68,000
        600  (a) National Beverage Corp.                                   6,150
      2,174  Natures Sunshine Products, Inc.                              53,263
      5,100  (a) Nautica Enterprise, Inc.                                126,863
      1,700  (a) North Face, Inc.                                         38,144
      1,700  (a) Nu Skin Asia Pacific, Inc., Class A                      46,325
      1,100  OshKosh B'Gosh, Inc., Class A                                42,350
      1,000  Oxford Industries, Inc.                                      35,625
      1,500  (a) Paragon Trade Brands, Inc.                                8,063
      3,500  Phillips Van Heusen Corp.                                    41,344
        600  Pilgrims Pride Corp.                                         10,200
      4,000  (a) Playtex Products, Inc.                                   61,750
      1,900  (a) Quiksilver, Inc.                                         35,744
      4,800  (a) Ralcorp Holdings, Inc.                                   95,400
      1,000  Riviana Foods, Inc.                                          23,188
        900  Sanderson Farms, Inc.                                        11,363
      2,300  Schweitzer-Mauduit International, Inc.                       76,475
        100  Seaboard Corp.                                               34,000
      4,500  (a) Smithfield Foods, Inc.                                  136,688
      3,300  Smucker (J.M.) Co., Class A                                  81,056
      2,400  St. John Knits, Inc.                                        107,100
      6,900  Stride Rite Corp.                                            86,681
      2,875  (a) Suiza Foods Corp.                                       170,344
      1,800  (a) The Boston Beer Co., Inc., Class A                       20,138
      2,000  (a) Thermolase Corp.                                         11,500
        800  (a) Timberland Co., Class A                                  68,500

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Consumer Non-Durables--continued
       4,300  (a) Tultex Corp.                                    $       14,513
       2,800  (a) Twinlab Corp.                                          109,900
       1,000  (a) USA Detergents, Inc.                                    13,813
       1,300  Unitog Co.                                                  32,175
       3,700  Universal Foods Corp.                                      187,081
       1,466  Worthington Foods, Inc.                                     22,998
                                                                  --------------
                Total                                                  4,020,993
                                                                  --------------
Energy Minerals--2.7%
       3,500  Arch Cola, Inc.                                             89,688
       1,500  (a) Atwood Oceanics, Inc.                                   82,031
       4,570  (a) Barrett Resources                                      169,661
          91     Bayard Drilling Technologies                              1,264
       1,300  (a) Belco Oil & Gas Corp.                                   22,831
       4,300  (a) Benton Oil & Gas Co.                                    52,406
       2,500   Berry Petroleum Co., Class A                               37,656
       3,900  (a) Brown Tom, Inc.                                         80,438
       3,300  Cabot Oil & Gas Corp., Class A                              77,344
       8,484  Chesapeake Energy Corp.                                     43,481
       2,300  (a) Cliffs Drilling Co.                                    113,419
       3,700  (a) Coho Energy Resources, Inc.                             27,981
       3,500  (a) Comstock Resources, Inc.                                45,063
       4,925  Cross Timbers Oil Co.                                       94,191
       3,200  Devon Energy Corp.                                         127,600
       2,000  (a) Forcenergy Gas Exploration, Inc.                        46,125
       4,100  (a) Forest Oil Corp.                                        64,063
       1,200  Getty Realty Holding Corp.                                  26,775
       7,700  (a) Global Industries Ltd.                                 174,694
         333  Gulfport Energy Corp.                                          894
       2,200  (a) HS Resources, Inc.                                      35,613
      15,700  (a) Harken Energy Corp.                                    101,069
         800  Holly Corp.                                                 25,250
       6,000  (a) Input/Output, Inc.                                     149,250
       3,600  KCS Energy, Inc.                                            55,800
       2,700  (a) Key Energy Group, Inc.                                  50,456
       3,100  Lomak Petroleum, Inc.                                       42,819

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Energy Minerals--continued
         2,784  (a) Louis Dreyfus Natural Gas Corp.                $     55,854
         7,500  (a) Marine Drilling Cos., Inc.                          182,344
         4,892  (a) Meridian Resource Corp.                              44,334
         4,700  (a) Newfield Exploration Co.                            113,975
         2,900  (a) Nuevo Energy Co.                                    103,313
         3,300  (a) Oceaneering International, Inc.                      75,694
         3,200  (a) Offshore Logistics, Inc.                             75,600
         9,900  (a) Parker Drilling Co.                                 101,475
         3,200  (a) Patterson Energy Inc.                                44,800
             1  Pioneer Natural Resources, Inc.                              27
         2,400  (a) Plains Resources, Inc.                               50,400
         2,800  (a) Pool Energy Services Co.                             73,850
         5,100  Quaker State Corp.                                       92,119
         1,700  RPC Energy Services, Inc.                                22,631
           900  (a) Rutherford-Moran Oil Corp.                           22,500
         2,000  (a) SEACOR SMIT, Inc.                                   117,250
         3,200  (a) Seitel, Inc.                                         54,000
         4,300  Snyder Oil Corp.                                         91,644
         1,600  St. Mary Land & Exploration Co.                          51,200
         1,600  (a) Stone Energy Corp.                                   61,300
         2,430  (a) Swift Energy Co.                                     48,448
         3,900  (a) Tesoro Petroleum Corp.                               77,513
         1,200  (a) The Houston Exploration Co.                          28,050
         4,700  (a) Titan Exploration, Inc.                              39,069
         3,200  (a) Transmontaigne Oil Co.                               46,800
         3,000  (a) Trico Marine Services, Inc.                          67,875
         6,400  (a) Tuboscope Vetco International Corp.                 151,600
         3,700  (a) Unit Corp.                                           36,075
         4,900  (a) Varco International, Inc.                           150,675
         4,700  Vintage Petroleum, Inc.                                  91,650
         2,400  Zeigler Coal Holding Co.                                 43,350
                                                                 --------------
                  Total                                               4,053,277
                                                                 --------------
Finance--21.6%
         1,441  1st Source Corp.                                         56,653
         1,800  (a) AMERCO                                               57,600

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      3,350  Aames Financial Corp.                                $       45,853
      2,200  Aaron Rents, Inc.                                            44,688
      1,800  (a) Acceptance Insurance Cos., Inc.                          41,063
      1,640  Albank Financial Corp.                                       86,100
        400  (a) Alexander's, Inc.                                        36,200
      1,100  Alexandria Real Estate Equities, Inc.                        36,231
      2,700  Alfa Corp.                                                   48,263
      3,300  Allied Group, Inc.                                           98,588
      1,600  Ambassador Apartments, Inc.                                  32,800
      3,425  Amcore Financial, Inc.                                       88,622
      2,412  AmerUs Life Holdings, Inc., Class A                          77,184
        300  (a) AmeriTrade Holding Corp., Class A                         8,475
      1,247  American Annuity Group, Inc.                                 29,382
      3,200  American General Hospitality Corp.                           80,200
      3,100  American Health Properties, Inc.                             84,088
      2,400  American Heritage Life Investments                           55,050
      4,400  (a) Americredit Corp.                                       146,025
      3,300  (a) Amerin Corp.                                            104,981
      2,000  Amli Residential Properties Trust                            45,875
      6,000  (a) Amresco, Inc.                                           217,500
      1,300  Anchor Bancorp Wisconsin, Inc.                               56,388
      5,922  Apartment Investment & Management Co., Class A              221,335
      5,700  (a) Arcadia Financial Ltd.                                   49,163
      8,900  Arden Realty Group, Inc.                                    249,756
      1,500  Area Bancshares Corp.                                        55,500
      2,800  Argonaut Group, Inc.                                         95,900
      7,347  Associated Banc Corp.                                       385,718
      1,800  Associated Estates Realty Corp.                              34,425
      3,434  Astoria Financial Corp.                                     201,298
      5,800  Avalon Properties, Inc.                                     163,125
        700  (a) BA Merchant Services, Inc., Class A                      10,500
        702  (a) BOK Financial Corp.                                      35,714
      6,094  BRE Properties, Inc., Class A                               159,968
      1,150  BSB Bancorp, Inc.                                            36,513
        880  BT Financial Corp.                                           51,040

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      1,700  Baldwin & Lyons, Inc., Class B                         $     39,950
        500  BancFirst Corp.                                              22,500
      2,860  Bancorpsouth, Inc.                                          127,449
      1,325  Bank Granite Corp.                                           50,019
      2,800  (a) Bank Plus Corp.                                          39,375
      4,100  Bank United Corp., Class A                                  212,175
      2,700  Bankatlantic Bancorp, Inc.                                   38,813
      2,200  Banknorth Group, Inc.                                        79,750
      3,600  Bay Apartment Communities, Inc.                             133,200
      1,700  Bay View Capital Corp.                                       55,463
      3,500  Bedford Property Investors, Inc.                             68,031
      3,350  Berkley, W. R. Corp.                                        156,194
      5,200  Berkshire Realty Co., Inc.                                   63,375
      1,500  Blanch, E. W. Holdings, Inc.                                 52,500
      2,000  Boykin Lodging Co.                                           47,000
      3,446  Bradley Real Estate, Inc.                                    71,720
      1,702  Brenton Bank, Inc.                                           37,019
      2,700  (a) Budget Group, Inc., Class A                              90,450
      3,400  Burnham Pacific Properties, Inc.                             48,025
      2,200  (a) CB Commercial Real Estate Services Group, Inc.           80,713
      3,200  CBL & Associates Properties, Inc.                            78,600
        900  CBT Corp., KY                                                31,500
      3,000  (a) CCC Information Service Group, Inc.                      72,000
      3,300  CMAC Investment Corp.                                       213,056
      5,100  (a) CNA Surety Corp.                                         85,425
      2,585  CNB Bancshares, Inc.                                        126,665
      1,900  (a) CORT Business Services Corp.                             75,881
      1,400  CPB, Inc.                                                    28,000
      1,400  CVB Financial Corp.                                          34,300
      6,434  Camden Property Trust                                       188,582
        200  Capital City Bank Group, Inc.                                 9,600
        300  (a) Capital Factors Holdings, Inc.                            5,925
      1,600  Capital Re Corp.                                            118,100
      1,300  Capitol Transamerica Corp.                                   26,000
      8,650  Capstead Mortgage Corp.                                     164,891

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
       2,500  Capstone Capital Trust, Inc.                          $     59,688
       2,500  CenterPoint Properties Corp.                                81,563
       3,200  (a) Century Business Services, Inc.                         61,600
       1,200  Chartwell Re Corp.                                          36,975
       4,400  Chateau Communities, Inc.                                  130,075
       2,100  Chelsea GCA Realty, Inc.                                    80,194
       1,567  Chemical Financial Corp.                                    64,639
       2,106  Chittenden Corp.                                            78,975
       1,875  Citfed Bancorp, Inc.                                        99,375
         900  Citizens Bancshares, Inc.                                   65,138
       3,000  Citizens Banking Corp.                                     106,500
       1,000  Citizens Corp.                                              32,000
       2,900  (a) Cityscape Financial Corp.                                1,631
       5,200  Colonial BancGroup, Inc.                                   186,550
       3,100  Colonial Properties Trust                                   92,031
       2,426  Commerce Bancorp, Inc.                                     139,192
       2,900  Commerce Group, Inc.                                       109,475
       4,900  Commercial Federal Corp.                                   177,625
       4,200  Commercial Net Lease Realty                                 68,513
       2,369  Commonwealth Bancorp                                        55,968
       1,100  Community Bank System, Inc.                                 39,119
       3,000  Community First Bankshares, Inc.                           151,125
       1,295  Community Trust Bancorp, Inc.                               41,764
      14,000  Cornerstone Properties, Inc.                               252,000
       5,200  Cornerstone Realty Income Trust, Inc.                       61,425
       1,200  Corus Bankshares, Inc.                                      53,850
       3,600  Cousins Properties, Inc.                                   108,900
       5,150  Crawford & Co., Class B                                     93,344
       3,200  (a) Credit Acceptance Corp.                                 34,400
       6,800  Criimi Mae, Inc.                                           101,575
       3,900  Crown American Realty Trust                                 39,488
       3,240  Cullen Frost Bankers, Inc.                                 189,540
       1,800  Dain Rauscher Corp.                                        108,338
       2,028  (a) Delphi Financial Group, Inc., Class A                  115,573
         700  (a) Delta Financial Corp.                                   12,338

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      3,600  Developers Diversified Realty                           $   142,875
      1,800  Dime Community Bancorp, Inc.                                 50,850
      2,200  Doral Financial Corp.                                        77,275
      2,842  Downey Financial Corp.                                       98,594
      6,600  Dynex Capital, Inc.                                          75,075
      5,000  (a) E*Trade Group, Inc.                                     124,688
      2,400  EastGroup Properties, Inc.                                   47,850
      2,200  Eaton Vance Corp.                                           107,800
      1,050  (a) Electro Rent Corp.                                       50,138
      1,900  Enhance Financial Services Group, Inc.                      130,388
      5,200  Equity Inns, Inc.                                            76,700
      2,000  Essex Property Trust, Inc.                                   66,000
        900  Everen Capital Corp.                                         47,869
      3,400  Excel Realty Trust, Inc.                                     90,950
      1,600  Executive Risk, Inc.                                        106,700
      1,443  F & M Bancorporation, Inc.                                   60,967
      2,955  F & M National Corp.                                         95,299
      4,900  FBL Financial Group, Inc., Class A                          140,875
      3,900  (a) FIRSTPLUS Financial Group, Inc.                         189,150
      2,264  FNB Corp.                                                    84,347
      5,800  Federal Realty Investment Trust                             141,013
      4,700  FelCor Suite Hotels, Inc.                                   164,500
      2,048  Fidelity National Financial, Inc.                            75,520
      1,450  (a) Financial Federal Corp.                                  33,531
      4,343  Financial Security Assurance Holdings Ltd.                  260,037
      2,250  First American Financial Corp.                              159,891
      1,400  First Citizens Bancshares, Inc., Class A                    158,550
      2,443  First Colorado Bancorp, Inc.                                 71,458
      1,600  First Commerce Bancshares, Inc., Class B                     45,600
      3,200  First Commmonwealth Financial Corp.                          89,200
      1,200  First Federal Capital Corp.                                  42,600
      2,396  First Financial Bancorp                                     135,357
      1,206  First Financial Bankshares, Inc.                             51,180
        858  First Financial Corp.                                        44,595
      2,000  First Financial Holdings, Inc.                               48,000

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      1,307  First Indiana Corp.                                      $   32,838
      5,300  First Industrial Realty Trust                               172,250
      2,550  First Midwest Bancorp, Inc.                                 132,281
      1,400  (a) First Republic Bank                                      48,125
      1,500  First Savings Bank of Washington Bancorp, Inc.               39,844
      4,587  First Source Bancorp, Inc.                                   48,740
      4,600  First Union Real Estate Equity                               47,438
      1,200  First United Bancshares                                      60,000
      1,603  First Western Bancorp, Inc.                                  47,689
      1,800  FirstBank Puerto Rico                                       102,150
      1,400  (a) FirstFed Financial Corp.                                 64,050
        700  FirstFederal Financial Services Corp.                        28,919
      2,300  Firstbank Illinois Co.                                      105,225
        700  Flagstar Bancorp, Inc.                                       19,644
          0  Fleet Financial Group, Inc.                                       4
      3,100  Foremost Corp.                                               75,175
        900  Forest City Enterprises, Inc., Class A                       51,975
      6,400  Franchise Finance Corp. of America                          171,600
      3,665  Fremont General Corp.                                       204,324
      4,230  Frontier Insurance Group, Inc.                              112,095
      5,886  Fulton Financial Corp.                                      214,103
        800  Fund American Enterprises, Inc.                             111,700
      1,000  GBC Bancorp                                                  63,750
      3,200  Gables Residential Trust                                     87,200
      2,702  Gainsco, Inc.                                                23,305
      2,400  Gallagher (Arthur J.) & Co.                                 105,300
      5,200  General Growth Properties, Inc.                             186,550
      4,600  Glenborough Realty Trust, Inc.                              123,338
      3,400  Glimcher Realty Trust                                        72,250
      1,500  Grand Premier Financial, Inc.                                27,000
      2,000  Great Lakes REIT, Inc.                                       36,625
      2,900  (a) Grubb & Ellis Co.                                        39,694
      1,300  Guarantee Mutual Life Co.                                    35,263
      5,400  HCC Insurance Holdings, Inc.                                117,450
      2,500  HFNC Financial Corp.                                         33,750

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      2,800  HSB Group, Inc.                                         $   184,800
      2,500  (a) Hambrecht & Qusit Group                                  83,594
      1,100  (a) Hamilton Bancorp, Inc.                                   36,850
      1,055  Hancock Holding Co.                                          65,806
      4,507  Harbor Florida Bancshares, Inc.                              57,464
      1,900  Harleysville Group, Inc.                                     51,300
        993  Harleysville National Corp.                                  41,830
      1,200  Harris Financial, Inc.                                       30,825
      3,800  Hartford Life, Inc., Class A                                187,863
      4,400  Health Care Property Investors, Inc.                        148,500
      3,500  Health Care REIT, Inc.                                       97,344
      2,500  Healthcare Realty Trust, Inc.                                70,313
      1,500  Heritage Financial Services, Inc.                            59,250
      1,900  (a) Highlands Insurance Group, Inc.                          51,538
      7,100  Highwoods Properties, Inc.                                  241,400
      1,800  Hilb Rogal & Hamilton Co.                                    32,175
      1,300  Home Properties of New York, Inc.                            34,856
      2,572  Horizon Group, Inc.                                          31,346
      3,300  Hospitality Properties Trust                                106,013
      3,307  Hubco, Inc.                                                 121,532
          1  Huntington Bancshares, Inc.                                      32
      1,600  IBS Financial Corp.                                          30,600
      3,700  (a) IMC Mortgage Co.                                         58,969
      1,750  IMPAC Mortgage Holdings, Inc.                                28,875
      7,500  INMC Mortgage Holdings, Inc.                                181,875
      4,400  IRT Property Co.                                             51,150
      4,778  (a) Imperial Bancorp                                        140,055
      3,454  (a) Imperial Credit Industries, Inc.                         87,214
      3,200  (a) Insignia Financial Group, Inc., Class A                  85,200
      1,200  InterWest Bancorp, Inc.                                      53,325
      1,950  Interpool, Inc.                                              30,834
        500  (a) Investment Technology Group, Inc.                        14,500
        900  Investors Financial Services Corp.                           48,488
      2,600  Irvine Apartment Communities, Inc.                           79,463
        900  Irwin Financial Corp.                                        49,669

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      3,000  JDN Realty Corp.                                        $    95,438
      2,200  JP Realty, Inc.                                              53,213
      1,200  JSB Financial, Inc.                                          66,375
      2,700  Jefferies Group, Inc.                                       133,481
      3,600  John Alden Financial Corp.                                   78,750
        700   John Nuveen & Co., Inc., Class A                            25,375
        500   Kansas City Life Insurance Co.                              42,500
      7,523  Keystone Financial, Inc.                                    293,397
      3,200  Kilroy Realty Corp.                                          84,800
      1,500  Klamath First Bancorp                                        32,063
      3,200  Koger Equity, Inc.                                           68,600
      3,800  LNR Property Corp.                                          101,650
      3,800  LTC Properties, Inc.                                         74,100
      3,466  Legg Mason, Inc.                                            204,494
      1,748  Liberty Corp.                                                89,585
      8,300  Liberty Property Trust                                      212,169
      1,600  Life Re Corp.                                               115,200
      3,000  Life USA Holdings, Inc.                                      45,375
      3,200  (a) Long Beach Financial Corp.                               41,800
      3,500  Long Island Bancorp, Inc.                                   231,000
      2,213  MAF Bancorp, Inc.                                            89,212
      2,000  MGI Properties, Inc.                                         48,500
      2,600  MMI Companies, Inc.                                          61,100
      3,600  Macerich Co. (The)                                          101,025
      7,300  Mack-Cali Realty Corp.                                      274,206
      4,794  Magna Group, Inc.                                           283,445
      1,700  Mainstreet Bankgroup, Inc.                                   54,400
      3,300  Manufactured Home Communities, Inc.                          83,325
        600  (a) Markel Corp.                                             95,100
      2,700  McDonald & Co. Investors, Inc.                               77,625
      1,500  McGrath Rentcorp.                                            29,625
        800  Meadowbrook Insurance Group, Inc.                            26,150
      3,178  (a) Medical Assurance, Inc.                                  94,148
          1  Mercantile Bancorporation, Inc.                                  76
      1,100  Merchants New York Bancorp, Inc.                             43,725


                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      21,600  Mercury Finance Co.                                     $   13,500
       4,400  Meridian Industrial Trust, Inc.                            101,750
       6,100  Merry Land and Investment Co.                              128,481
       3,419  Mid Am, Inc.                                                92,740
       1,133  Mid American Bancorp                                        36,681
       2,300  Mid-American Apartment Communities, Inc.                    61,238
       3,300  Mills Corp.                                                 82,294
         900  Mississippi Valley Bancshares, Inc.                         36,534
       3,562  Morgan Keegan, Inc.                                         81,703
       2,100  NAC Re Corp.                                               105,000
       1,270  NBT Bancorp, Inc.                                           42,545
       1,960  (a) National Auto Credit, Inc.                               2,634
       2,400  National Bancorp Alaska, Inc.                               88,200
       1,547  National City Bancshares, Inc.                              63,040
           1  National City Corp.                                             52
       1,800  National Golf Properties, Inc.                              55,913
       3,400  National Health Investors, Inc.                            114,325
       1,324  National Penn Bancshares, Inc.                              45,513
         300  (a) National Western Life Insurance Co., Class A            31,125
         600  Nationwide Financial Services, Inc., Class A                26,025
       6,300  Nationwide Health Properties, Inc.                         148,050
         600  Nymagic, Inc.                                               18,375
       1,100  Ocean Financial Corp.                                       43,450
       2,800  Ocwen Asset Investment Corp.                                51,450
       3,800  (a) Ocwen Financial Corp.                                   98,325
       4,063  Old National Bancorp                                       194,008
       1,200  Omega Financial Corp.                                       45,000
       2,839  Omega Healthcare Investors                                  98,655
         188  Omega Healthcare Investors, Rights                             188
         806  (a) Omega Worldwide, Inc.                                    6,801
       3,943  One Valley Bancorp West Virginia, Inc.                     153,284
       1,500  Oriental Financial Group                                    62,438
       4,012  Orion Capital Corp.                                        223,669
       2,500  (a) PFF Bancorp, Inc.                                       50,625
       1,763  PX Escrow Corp.                                             53,110

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
       2,300  Pacific Gulf Properties, Inc.                          $    50,600
       1,000  Park National Corp.                                         96,125
         800  (a) Penn Treaty American Corp.                              24,400
       4,000  Penncorp Financial Group, Inc.                             104,000
       1,700  Pennsylvania Real Estate Investment Trust                   40,375
       1,430  People First Corp.                                          54,251
       6,576  Peoples Heritage Financial Group                           317,273
         900  (a) Philadelphia Consolidated Holding Corp.                 20,813
       3,200  Pioneer Group, Inc.                                        100,800
       1,700  Piper Jaffray Cos., Inc.                                    63,113
       1,450  Poe & Brown, Inc.                                           57,094
       2,300  (a) Policy Management System Corp.                         185,438
       5,707  Post Properties, Inc.                                      232,917
       4,100  Prentiss Properties Trust                                  104,038
       3,600  Presidential Life Corp.                                     73,350
       1,800  Price Enterprises, Inc.                                     33,075
       1,700  Price REIT, Inc.                                            77,988
       4,000  Prime Retail, Inc.                                          56,750
       3,366  Provident Bankshares Corp.                                 109,379
       1,848  Queens County Bancorp, Inc.                                 84,546
       3,000  RFS Hotel Investors, Inc.                                   64,125
         900  RLI Corp.                                                   48,825
       5,288  Raymond James Financial, Inc.                              172,174
       3,900  Realty Income Corp.                                        101,888
       4,900  Reckson Associates Realty Corp.                            120,050
       2,000  Redwood Trust, Inc.                                         49,250
       3,500  Regency Realty Corp.                                        90,125
       3,700  Reinsurance Group of America                               183,381
       1,400  Reliance Bancorp, Inc.                                      55,300
       1,700  (a) Rental Service Corp.                                    49,406
       2,376  Republic Bancorp, Inc.                                      46,332
       1,896  Resource Bancshares Mortgage Group, Inc.                    33,654
       2,900  Riggs National Corp.                                        83,556
       2,500  (a) Risk Capital Holdings, Inc.                             62,656
       7,625  Rollins Truck Leasing Corp.                                101,031

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
       6,400  Roslyn Bancorp, Inc.                                    $  190,800
       1,750  S & T Bancorp, Inc.                                         91,000
       1,900  SCPIE Holdings, Inc.                                        64,481
       2,000  Santa Barbara Bancorp                                       56,000
       1,400  Saul Centers, Inc.                                          25,550
       2,900  Security Capital Atlantic, Inc.                             63,981
           0  Security Capital Group, Inc., Warrants                           1
       4,300  Selective Insurance Group, Inc.                            118,250
       2,300  (a) Signature Resorts, Inc.                                 41,113
       1,500  (a) Silicon Valley Bancshares                               97,875
       4,200  Smith (Charles E.) Residential Realty, Inc.                130,200
       1,100  (a) Southern Pacific Funding                                19,388
       1,700  (a) Southwest Bancorp. of Texas, Inc.                       68,000
      22,887  Sovereign Bancorp, Inc.                                    431,989
       1,100  Sovran Self Storage, Inc.                                   30,456
         700  St. Francis Capital Corp.                                   30,888
       4,945  St. Paul Bancorp, Inc.                                     123,625
           0  Star Banc Corp.                                                 15
         950  State Auto Financial Corp.                                  34,556
       3,000  Sterling Bancshares, Inc.                                   52,500
       2,100  Storage Trust Realty                                        50,925
         600   Student Loan Corp.                                         29,925
         400   Sumitomo Bank California                                   14,850
       3,100  Summit Properties, Inc.                                     63,356
       2,400  Sun Communities, Inc.                                       84,000
       5,500  Sunstone Hotel Investors, Inc.                              85,250
       3,237  Susquehanna Bankshares, Inc.                               115,723
       2,200  T R Financial Corp.                                         79,063
       1,100  Tanger Factory Outlet Centers, Inc.                         33,206
       5,100  Taubman Centers, Inc.                                       69,169
       2,100  Texas Regional Bancshares, Inc., Class A                    69,300
       2,400  The Trust Company of New Jersey                             65,400
       2,900  Thornburg Mortgage Asset Co.                                44,769
       2,300  Town & Country Trust                                        39,819
       1,700  Trans Financial, Inc.                                       94,350

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      1,700  Trenwick Group, Inc.                                  $      65,450
      1,900  (a) Triad Guaranty, Inc.                                     67,450
      1,900  Triangle Bancorp, Inc.                                       55,575
      3,000  Trinet Corporate Realty Trust, Inc.                         107,438
      3,445  Trustco Bank Corp.                                           99,044
      9,500  Trustmark Corp.                                             219,094
      1,500  (a) U.S. Rentals, Inc.                                       44,625
      2,800  U.S. Trust Corp.                                            198,800
      2,452  UMB Financial Corp.                                         144,668
      3,700  UST Corp.                                                   104,294
      4,400  United Bankshares, Inc.                                     114,950
      3,580  United Companies Financial Corp.                             73,166
      1,050  United Fire & Casualty Co.                                   43,313
      1,300  Universal Health Realty Trust, Inc.                          26,081
      2,500  Urban Shopping Centers, Inc.                                 81,563
        700  Usbancorp, Inc.                                              57,400
      2,000  Vermont Financial Services Corp.                             58,500
      1,850  Vesta Insurance Group, Inc.                                 104,756
        700  (a) WFS Financial, Inc.                                       7,656
      1,500  (a) WSFS Financial Corp.                                     32,063
      2,200  Walden Residential Properties, Inc.                          53,625
      5,200  Washington Real Estate Investment Trust                      89,375
      4,000  Webster Financial Corp. Waterbury                           135,500
      2,600  Weeks Corp.                                                  81,900
      2,350  Wesbanco, Inc.                                               62,863
      1,600  West Coast Bancorp                                           41,800
      6,290  WestAmerica Bancorporation                                  207,570
      1,465  Westcorp, Inc.                                               22,250
      2,500  Western Investment Real Estate Trust                         35,625
      6,100  Westernbank Puerto Rico                                     115,138
        600  (a) White River Corp.                                        52,500
      3,025  Whitney Holding Corp.                                       184,147
      2,400  Winston Hotels, Inc.                                         29,850
      2,200  Xtra Corp.                                                  133,375

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Finance--continued
      1,400  Zenith National Insurance Corp.                         $    39,375
                                                                    ------------
               Total                                                  32,788,788
                                                                    ------------
Health Care--8.7%
      2,766   ADAC Laboratories                                           60,161
      2,100  (a) ATL Ultrasound, Inc.                                    101,588
      4,400  (a) AXYS Pharmaceuticals, Inc.                               34,100
      2,750  (a) Access Health, Inc.                                      92,813
      3,100  (a) Acuson Corp.                                             58,125
      4,900  (a) Advanced Tissue Sciences, Inc., Class A                  41,497
      3,300  (a) Affymetrix, Inc.                                        103,950
      4,500  (a) Agouron Pharmaceuticals, Inc.                           153,000
      1,700  (a) Algos Pharmaceuticals Corp.                              55,888
      3,000  (a) Alkermes, Inc.                                           71,625
      4,600  (a) Alliance Pharmaceutical Corp.                            36,800
      2,300  Alpharma, Inc., Class A                                      52,325
      2,400  (a) Alternative Living Services, Inc.                        84,000
      3,500  (a) AmeriSource Health Corp., Class A                       190,750
      1,550  (a) American HomePatient, Inc.                               28,578
      4,500  (a) American Oncology Resources, Inc.                        67,500
      4,200  (a) Amylin Pharmaceuticals, Inc.                             22,050
      1,300  (a) Andrx Corp.                                              48,750
      1,000  (a) Aphton Corp.                                             14,125
      1,300  (a) Applied Analytical Industries, Inc.                      17,388
      7,500  (a) Apria Healthcare Group, Inc.                             71,719
      1,500  (a) ArQule, Inc.                                             25,969
      2,000  Arrow International, Inc.                                    66,000
      9,100  (a) Arterial Vascular Engineering, Inc.                     321,913
      1,300  (a) Atria Communities, Inc.                                  25,025
      4,200  Ballard Medical Products                                    105,525
      1,175  (a) Barr Laboratories, Inc.                                  47,661
      1,700  Bindley Western Industries, Inc.                             66,088
      1,250  (a) Bio Rad Laboratories, Inc., Class A                      37,031
      6,900  (a) Bio-Technology General Corp.                             61,453
      1,600  (a) Biomatrix, Inc.                                          50,800
      2,700  (a) CNS, Inc.                                                13,500


                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Health Care--continued
       2,200  (a) CONMED Corp.                                        $   50,325
       1,000  (a) Cadus Pharmaceutical Corp.                               7,875
       1,700  (a) Cardiothoracic Systems, Inc.                            10,094
       1,200  (a) CareMatrix Corp.                                        32,550
       3,300  Carter Wallace, Inc.                                        59,606
           1  (a) Cell Genesys, Inc.                                           4
       3,900  (a) Cephalon, Inc.                                          46,556
       3,800  (a) Cerner Corp.                                           113,288
       1,900  (a) ClinTrials, Inc.                                        10,213
         900  (a) Closure Medical Corp.                                   20,588
       4,200  (a) Columbia Laboratories, Inc.                             37,800
       1,500  (a) Compdent Corp.                                          19,688
       4,828  (a) Concentra Managed Care, Inc.                           150,272
       1,800  (a) Cooper Companies, Inc.                                  69,188
       3,500  (a) Cor Therapeutics, Inc.                                  66,063
         248  (a) Coram Healthcare Corp., Warrants                             0
       8,400  (a) Covance, Inc.                                          180,075
       4,900  (a) Coventry Health Care, Inc.                              82,994
       4,900  (a) Creative BioMolecules, Inc.                             36,444
       1,800  (a) Curative Technologies, Inc.                             55,800
       2,900  (a) Cygnus, Inc.                                            31,900
       6,609  (a) Cytogen Corp.                                            9,294
       2,300  (a) Cytyc Corp.                                             33,350
       2,000  (a) Datascope Corp.                                         56,250
       1,600  Diagnostic Products Corp.                                   45,300
       1,600  (a) Emisphere Technologies, Inc.                            26,700
       3,127  (a) Enzo Biochem, Inc.                                      45,727
       4,000  (a) FPA Medical Management, Inc.                            50,000
       2,000  (a) Fuisz Technologies Ltd.                                 26,000
       2,400  (a) Geltex Pharmaceuticals, Inc.                            56,100
      10,900  (a) Gensia, Inc.                                            49,731
       4,300  (a) Gilead Sciences, Inc.                                  163,400
       3,100  (a) Graham Field Health Products, Inc.                      20,538
       2,400  (a) Guilford Pharmaceuticals, Inc.                          47,700
       1,700  (a) HCIA, Inc.                                              19,019


                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Health Care--continued
       3,300  (a) Haemonetics Corp.                                  $    58,575
       1,706  Healthplan Services Corporation                             41,584
       2,200  (a) Heartport, Inc.                                         23,375
       1,500  (a) Henry Schein, Inc.                                      58,500
       1,700  (a) Hologic, Inc.                                           39,950
       3,200  (a) Human Genome Sciences, Inc.                            116,400
       1,900  (a) I-Stat Corp.                                            24,225
       8,842  ICN Pharmaceuticals, Inc.                                  435,469
       4,900  (a) ICOS Corp.                                              72,275
       2,900  (a) IDEC Pharmaceuticals Corp.                             104,400
       5,100  (a) IDEXX Laboratories, Inc.                               112,838
         900   (a) IDX Systems Corp.                                      39,206
      11,400  (a) Imatron, Inc.                                           30,994
       3,400  (a) Immunomedics, Inc.                                      17,425
       1,400  (a) Imnet Systems Inc.                                      22,575
       3,000  (a) Incyte Pharmaceuticals, Inc.                           135,000
       2,300  (a) Inhale Therapeutic Systems                              64,400
       5,896   Integrated Health Services, Inc.                          227,365
       4,200  (a) Interneuron Pharmaceuticals                             27,825
       4,100   Invacare Corp.                                            114,288
       3,900  (a) Isis Pharmaceuticals, Inc.                              55,575
       3,300   Jones Medical Industries, Inc.                             97,350
       1,600  (a) KV Pharmaceutical Co., Class B                          34,800
         700  (a) Kos Pharmaceuticals, Inc.                                7,875
         800  Lab Holdings, Inc.                                          18,600
         300  Labone, Inc.                                                 5,250
       6,900  (a) Laboratory Corporation of America Holdings              17,250
       1,550  Life Technologies, Inc.                                     54,250
       4,192  (a) Ligand Pharmaceuticals, Inc., Class B                   60,784
       5,500  (a) Liposome Co., Inc.                                      32,656
         800  (a) Lunar Corp.                                             15,000
       4,400  (a) Magellan Health Services, Inc.                         122,100
       3,400  (a) Mariner Health Group, Inc.                              61,625
       2,100  (a) Marquette Medical Systems, Class A                      56,700
       2,600  (a) Maxicare Health Plans, Inc.                             27,300

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Health Care--continued
      10,700  (a) Medaphis Corp.                                    $     98,306
       1,400  (a) Medical Manager Corp.                                   41,388
       1,700  (a) Medical Resources, Inc.                                  8,181
       2,700  (a) Medicis Pharmaceutical Corp., Class A                  115,425
       3,500  (a) Medimmune, Inc.                                        184,625
       1,800  (a) Mediq, Inc.                                             25,200
       1,650  (a) Medquist, Inc.                                          80,438
       3,600  Mentor Corp.                                                97,875
       7,100  (a) Mid Atlantic Medical Services, Inc.                     90,969
       4,000  (a) Millennium Pharmaceuticals, Inc.                        76,000
       1,000  (a) MiniMed, Inc.                                           50,000
         850  (a) Miravant Medical Technologies                           20,506
       1,400  (a) Myriad Genetics, Inc.                                   29,050
       4,800  (a) NABI, Inc.                                              18,900
       2,800  (a) NCS HealthCare, Inc., Class A                           82,250
       2,350  (a) National Surgery Centers, Inc.                          66,681
       2,100  (a) NeoPath, Inc.                                           29,269
       3,300  (a) Neoprobe Corp.                                          16,706
       2,500  (a) Neurex Corp.                                            74,844
       1,800  (a) Neurogen Corp.                                          33,300
       4,500  (a) Neuromedical Systems, Inc.                               9,703
       4,000  (a) Nexstar Pharmaceuticals, Inc.                           40,000
       8,900  (a) NovaCare, Inc.                                         124,044
       1,900  (a) OEC Medical Systems, Inc.                               43,106
         900  (a) OXiGENE, Inc.                                            9,225
       4,133  (a) Organogenesis, Inc.                                    128,624
       4,900  (a) Orthodontic Centers of America, Inc.                   104,738
       3,675  Owens & Minor, Inc.                                         65,461
         900  (a) PHP Healthcare Corp.                                    15,806
      10,000  (a) PSS World Medical, Inc.                                224,375
       3,700  (a) Paracelsus Healthcare Corp.                             16,881
      10,980  (a) Paragon Health Network, Inc.                           205,190
       3,000  (a) Parexel International Corp.                            100,500
       2,300  (a) Pathogenesis Corp.                                      91,138
       3,000  (a) Patterson Dental Co.                                    88,313

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Health Care--continued
      1,500  (a) Pediatrix Medical Group                             $    63,281
      1,000  (a) Perclose, Inc.                                           30,375
      9,700  (a) Perrigo Co.                                             125,494
      9,100  (a) PharMerica, Inc.                                        126,263
      2,451  (a) Pharmaceutical Product Development, Inc.                 61,428
      2,700  (a) PhyMatrix Corp.                                          27,169
      4,900  (a) Physician Computer Network, Inc.                          7,656
      3,500  (a) Physician Reliance Network, Inc.                         42,438
      4,400  (a) Physicians Resource Group, Inc.                          20,350
      2,500  (a) Physio-Control International Corp.                       57,500
      1,800  (a) Possis Corp.                                             26,100
      2,300  (a) Prime Medical Services, Inc.                             24,438
      2,200  (a) Protein Design Laboratories, Inc.                        70,400
      2,100  Psychemedics Corp.                                           10,763
      4,400  (a) Quest Diagnostic Inc.                                    84,700
      3,100  (a) Regeneron Pharmaceuticals, Inc.                          30,419
      3,350  (a) Renal Care Group, Inc.                                  128,138
      1,100  (a) Res-Care, Inc.                                           43,038
      4,643  (a) Respironics, Inc.                                        77,480
          1  (a) Response Technologies, Inc.                                   5
      4,800  (a) Rexall Sundown, Inc.                                    153,300
        500  (a) RightCHOICE Managed Care, Inc., Class A                   5,813
      3,200  (a) Roberts Pharmaceutical Corp.                             54,400
      1,300  (a) Sabratek Corp.                                           42,250
      4,900  (a) Safeskin Corp.                                          174,563
      2,300  (a) SangStat Medical Corp.                                   77,769
      5,500  (a) Scios Nova, Inc.                                         64,625
      4,000  (a) Sepracor, Inc.                                          185,000
      4,400  (a) Sequus Pharmaceuticals, Inc.                             52,250
      2,300  (a) Serologicals Corp.                                       69,000
      2,300  (a) Sierra Health Services, Inc.                             88,406
          2  (a) SonoSight, Inc.                                              13
        800  (a) Sonus Pharmaceuticals, Inc.                              15,500
      1,400  (a) SpaceLabs Medical, Inc.                                  25,025
      1,700  (a) Staar Surgical Co.                                       25,288

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Health Care--continued
       4,600  (a) Summit Technology, Inc.                           $    26,163
       6,224  (a) Sun Healthcare Group, Inc.                            104,252
         500  (a) Sunquest Information Systems, Inc.                      5,063
       1,400  (a) Sunrise Assisted Living, Inc.                          62,738
       2,500  (a) Sunrise Medical, Inc.                                  37,031
         700  (a) Superior Consultant Holdings Corp.                     26,994
       2,600  (a) Synetic, Inc.                                         160,063
       2,600  (a) Techne Corp.                                           45,825
       3,400  (a) Theragenics Corp.                                      96,900
       2,300  (a) Theratech, Inc.                                        18,688
       2,600  (a) Thermedics, Inc.                                       41,763
       2,500  (a) Thermo Cardiosystems, Inc.                             68,281
      10,072  (a) Total Renal Care Holdings, Inc.                       333,635
       2,600  (a) Transitional Systems, Inc.                             58,500
       2,700  (a) Transkaryotic Therapies, Inc.                          84,038
       1,000  (a) Trex Medical Corp.                                     19,000
       2,000  (a) Triangle Pharmaceuticals, Inc.                         31,000
       6,200  (a) Trigon Healthcare, Inc.                               188,325
       3,500  (a) U.S. Bioscience, Inc.                                  32,375
       5,100  (a) Uniphase Corp.                                        276,675
       1,250  United Wisconsin Services, Inc.                            38,828
       1,500  (a) VISX, Inc.                                             66,188
       3,700  (a) Vertex Pharmaceuticals, Inc.                          115,163
       2,900  (a) Veterinary Centers of America                          54,194
       2,100  (a) Vical, Inc.                                            31,631
         900   Vital Signs, Inc.                                         16,763
       2,106  (a) Vitalink Pharmacy Services, Inc.                       45,276
       4,800  (a) Vivus, Inc.                                            51,000
         500  (a) Wesley Jessen VisionCare, Inc.                         15,438
       1,900  West Co., Inc.                                             58,663
       4,400  (a) Zila, Inc.                                             33,825
                                                                    ------------
                Total                                                13,233,845
                                                                    ------------
Producer Manufacturing--5.8%
       1,600  (a) ABT Building Products Corp.                            25,500
       1,900  (a) ACX Technologies, Inc.                                 45,363

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Producer Manufacturing--continued
        900  (a) AFC Cable Systems, Inc.                            $    31,275
      1,700  (a) Acme Metals, Inc.                                       14,663
      1,700  (a) Advanced Lighting Technologies, Inc.                    47,175
        600  (a) Ag-Chem Equipment Co., Inc.                              9,600
      1,200  Alamo Group, Inc.                                           21,825
      3,500  (a) Allen Telecom, Inc.                                     56,219
      1,500  Allied Products                                             34,406
      1,100  (a) Alltrista Corp.                                         29,700
      2,500  (a) Alpine Group, Inc.                                      52,031
      1,300  Amcast Industrial Corp.                                     28,031
      4,000  (a) American Pad & Paper Co.                                28,750
      4,800  Ametek, Inc.                                               146,100
      5,200  (a) Anixter International, Inc.                            103,675
      3,700  Applied Power, Inc., Class A                               138,288
      1,600  (a) Avondale Industries, Inc.                               43,000
      3,713  Baldor Electric Co.                                         97,466
      3,500  Belden, Inc.                                               145,031
      3,000  Blount International, Inc., Class A                         93,188
      1,600  (a) Brown & Sharpe Manufacturing Co., Class A               21,900
        900  C&D Technologies, Inc.                                      49,725
      3,750  (a) Cable Design Technologies, Class A                      99,844
      1,500  Cascade Corp.                                               25,219
      1,200  Chart Industries, Inc.                                      33,750
      1,200  (a) Chase Industries, Inc.                                  38,625
      2,050  (a) Chicago Miniature Lamp, Inc.                            78,669
      5,200  Cincinnati Milacron, Inc.                                  161,525
      1,000  (a) Citation Corp.                                          20,875
      1,900  Commercial Intertech Corp.                                  40,969
      2,000  Commercial Metals Corp.                                     66,750
      2,200  Commonwealth Industries, Inc.                               37,400
      2,300  (a) Cuno, Inc.                                              45,138
      1,000  DT Industries, Inc.                                         33,500
      5,100  (a) Dal-Tile International, Inc.                            71,719
      1,200  (a) Detroit Diesel Corp.                                    27,600
      1,200  (a) Encore Wire Corp.                                       46,500

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Producer Manufacturing--continued
      1,600  (a) Essex International, Inc.                            $  57,400
      2,100  (a) Fairchild Corp., Class A                                42,788
      2,700  (a) Figgie International Holdings, Inc., Class A            36,619
      5,878  Flowserve Corp.                                            175,605
        600  Franklin Electronics, Inc.                                  41,438
      1,750  (a) Gardner Denver Machy, Inc.                              49,328
        700  General Binding Corp.                                       23,100
      2,500  General Cable Corp.                                        113,281
        500  (a) Gibraltar Steel Corp.                                   12,000
      1,300  Gleason Corp.                                               43,063
      3,200  (a) Global Industrial Technologies, Inc.                    57,400
      2,712  Graco, Inc.                                                 93,395
      4,500  (a) Griffon Corp.                                           60,188
        800   (a) Halter Marine Group, Inc.                              14,500
      2,709  (a) Hexcel Corporation                                      75,683
        900   (a) Hirsch Intl. Corp., Class A                             8,888
      1,550  (a) Holophane Corp.                                         42,625
      4,300  IDEX Corp.                                                 157,219
        600  (a) Insilco Corp.                                           25,988
      3,100  Interface, Inc.                                            131,556
      2,700  Intermet Corp.                                              56,700
      6,400  JLG Industries, Inc.                                       104,400
      2,700  Juno Lighting, Inc.                                         58,388
      3,300  Kaman Corp., Class A                                        63,113
      4,900  Kaydon Corp.                                               214,681
      3,800  Kennametal, Inc.                                           202,588
      5,300  Kimball International, Inc., Class B                       124,881
      1,600  (a) Knoll Inc.                                              55,700
      2,400  Kuhlman Corp.                                              117,600
      3,600  Lincoln Electric Co., Class A                              168,750
      1,300  Lindsay Manufacturing Co.                                   60,938
      2,900  (a) Littlefuse, Inc.                                        73,225
      1,200  (a) MICROS Systems Corp.                                    70,650
      3,700  (a) Magnetek, Inc.                                          72,844
      2,550  Manitowoc, Inc.                                            118,894

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Producer Manufacturing--continued
      1,300  (a) Maverick Tube Corp.                               $     22,669
        400  (a) Mestek, Inc.                                             8,875
      4,500  (a) Miller Industries, Inc.                                 35,438
      3,200  Modine Manufacturing Co.                                   119,000
      2,600  (a) MotivePower Industries, Inc.                            66,950
      2,600  (a) Mueller Industries, Inc.                               175,988
      1,029  NACCO Industries, Inc., Class A                            173,065
      1,000  (a) NCI Building System, Inc.                               52,000
      1,650  NN Ball & Roller, Inc.                                      20,419
      2,100  Nordson Corp.                                               98,963
      1,300  (a) Nortek, Inc.                                            37,944
      2,600  (a) Oak Industries, Inc.                                    94,413
      2,100  OmniQuip International, Inc.                                49,088
      1,450  (a) Osmonics, Inc.                                          21,841
        600  Penn Engineering & Manufacturing Corp.                      14,925
      3,300  ROHN Industries, Inc.                                       17,841
      3,000  Regal Beloit Corp.                                          92,250
      1,550  Reliance Steel & Aluminum Co.                               62,581
      1,100  Robbins & Myers, Inc.                                       36,438
      1,700  (a) Rofin-Sinar Technologies, Inc.                          38,144
      4,500  Roper Industries, Inc.                                     139,500
        800  (a) Ryerson Tull, Inc., Class A                             16,300
      1,500  (a) SPS Technologies, Inc.                                  92,719
      1,500  Scotsman Industries, Inc.                                   42,938
      1,400  (a) Shaw Group, Inc.                                        32,900
        700  (a) Shiloh Industries, Inc.                                 15,313
        700  (a) Simpson Manufacturing Co., Inc.                         29,138
        600  (a) Special Metals Corp.                                     9,375
      1,600  (a) Specialty Equipment Cos., Inc.                          36,000
      1,700  Standex International Corp.                                 51,744
      4,500  Stewart & Stevenson Services                               100,125
      1,150  Superior Telecom, Inc.                                      48,516
      2,200  TJ International, Inc.                                      68,475
      1,300  Tennant Co.                                                 54,925
      1,700  (a) Terex Corp.                                             52,063

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Producer Manufacturing--continued
       1,100  (a) Thermadyne Holdings Corp.                          $   37,331
       1,700  (a) Thermo Fibertek, Inc.                                  19,550
       2,300  Thomas Industries, Inc.                                    59,656
       2,700  Titan International, Inc.                                  52,650
       2,400  (a) Tower Automotive, Inc.                                127,950
         900  Tredegar Industries, Inc.                                  70,481
       2,100  (a) Triangle Pacific Corp.                                 91,350
       2,640  (a) Triarc Companies, Inc., Class A                        68,145
         900  (a) TurboChef, Inc.                                         9,675
      19,368  (a) U.S. Office Products Co.                              342,572
       2,700  (a) Valence Technology, Inc.                               13,163
       1,500  Valhi, Inc.                                                14,813
       3,000  Valmont Industries, Inc.                                   66,750
       2,950  Wabash National Corp.                                      91,081
       5,100  (a) Walter Industries, Inc.                               105,188
       2,500  Watsco, Inc.                                               73,125
       2,700  Watts Industries, Inc., Class A                            69,188
       6,915  Wausau-Mosinee Paper Corp.                                146,512
       2,100  Westinghouse Electric Corp.                                58,931
       2,000  (a) Wolverine Tube, Inc.                                   78,750
       1,500  Woodhead Industries, Inc.                                  28,125
       1,300  Woodward Governor Co.                                      38,513
       2,600  (a) Zebra Technologies Co., Class A                       100,750
       1,800  Zero Corp.                                                 55,463
       1,800  Zurn Industries, Inc.                                      77,625
                                                                    ------------
                Total                                                 8,842,610
                                                                    ------------
Retail Trade--4.3%
         975  (a) 99 Cents Only Stores                                   37,172
       1,000  (a) Abercrombie & Fitch Co., Class A                       44,500
         800  (a) Amazon.com, Inc.                                       73,400
       3,200  (a) Ames Department Stores, Inc.                           78,400
       3,700  (a) Ann Taylor Stores Corp.                                58,969
       5,500  (a) BJ's Wholesale Club, Inc.                             220,344
       5,000  (a) Best Buy Co., Inc.                                    351,250
         800  (a) Brylane, Inc.                                          47,000

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Retail Trade--continued
         600  (a) Buckle, Inc.                                     $    30,375
       2,940  Burlington Coat Factory Warehouse                         56,963
       1,000  (a) CDW Computer Centers, Inc.                            48,500
       1,750  CPI Corp.                                                 45,391
           1  CVS Corp.                                                     49
       7,700  Casey's General Stores, Inc.                             126,088
       3,570  Cash America International, Inc.                          60,690
       3,800  (a) Central Garden & Pet Co.                             130,150
      15,500 (a) Charming Shoppes, Inc.                                 72,172
       2,300  (a) Circuit City Stores, Inc.                             29,325
       6,575  Claire's Stores, Inc.                                    143,417
       2,100  (a) Cole National Corp., Class A                          78,094
       1,300  (a) Cost Plus, Inc.                                       42,088
         700  (a) Cross-Continent Auto Retailers, Inc.                   5,819
         200   Dart Group Corp., Class A                                32,000
         400  (a) Delia's, Inc.                                         10,100
       1,200  (a) Discount Auto Parts, Inc.                             28,875
       1,800  (a) Dominick's Supermarkets, Inc.                         72,113
       2,400  (a) Dress Barn, Inc.                                      69,900
       3,500  (a) Eagle Hardware & Garden, Inc.                         63,875
       1,300  (a) Express Scripts, Inc., Class A                       104,000
       2,400  (a) Fabri-Centers of America, Class A                     70,650
       6,800  Fingerhut Companies, Inc.                                201,450
       2,400  (a) Finish Line, Inc., Class A                            59,400
       4,100  (a) Footstar, Inc.                                       163,231
       1,500  (a) Friedmans, Inc., Class A                              31,313
       1,300  (a) Gadzooks, Inc.                                        34,125
       2,600  (a) Garden Ridge Corp.                                    49,725
       3,800  (a) Genesco, Inc.                                         64,363
       1,320  Genovese Drug Stores, Inc., Class A                       31,433
       2,200  (a) Global DirectMail Corp.                               39,050
         900  (a) Goody's Family Clothing, Inc.                         44,550
       2,600  Great Atlantic & Pacific Tea Co., Inc.                    80,925
       2,200  (a) Guitar Center, Inc.                                   62,700
       3,100  Hancock Fabrics, Inc.                                     46,113

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Retail Trade--continued
       8,300  Heilig-Meyers Co.                                     $  116,719
       3,700  (a) Hollywood Entertainment Corp.                         46,481
       4,800  (a) Homebase, Inc.                                        40,200
       1,000  Ingles Markets, Inc., Class A                             12,500
       3,275  (a) Just For Feet, Inc.                                   72,050
       2,100  (a) Lands' End, Inc.                                      77,438
       1,900  (a) Linens `N Things, Inc.                               114,475
       4,400  Longs Drug Stores Corp.                                  127,325
       2,025  (a) Mens Wearhouse, Inc.                                  85,303
       3,600  (a) Michaels Stores, Inc.                                108,900
       5,000  (a) Micro Warehouse, Inc.                                 78,125
       2,850  (a) Microage, Inc.                                        45,600
       3,300  (a) National Media Corp.                                   4,950
       1,800  New Engineers Business Service, Inc.                      59,738
       1,800  (a) O'Reilly Automotive, Inc.                             49,500
       1,950  (a) Pacific Sunwear of California                         86,044
       1,600  (a) Paul Harris Stores, Inc.                              23,900
       2,950  (a) Petco Animal Supplies, Inc.                           58,263
       9,792  Pier 1 Imports, Inc.                                     258,264
      11,200  (a) Proffitts, Inc.                                      445,200
       2,300  Regis Corp. Minnesota                                     65,263
       2,200  (a) Renters Choice, Inc.                                  60,225
       4,100  Ruddick Corp.                                             73,544
      14,600  (a) Service Merchandise, Inc.                             31,025
       2,000  Shopko Stores, Inc.                                       69,250
       1,500  Smart & Final, Inc.                                       26,250
       2,400  Spiegal, Inc., Class A                                    14,100
       4,600  (a) Sports Authority, Inc.                                80,788
       3,900  (a) Stage Stores, Inc.                                   200,606
       1,350  (a) Stein Mart, Inc.                                      47,588
       2,333  (a) Sunburst Hospitality Corp.                            18,810
       8,000  (a) Sunglass Hut International, Inc.                      76,500
       1,000  (a) Syms Corp.                                            14,813
       1,700  Talbots, Inc.                                             32,300
         600  (a) Tractor Supply Co.                                    15,450

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Retail Trade--continued
          1,300  (a) Ugly Duckling Corp.                            $    14,463
          2,100  (a) United Auto Group, Inc.                             38,063
          1,400  (a) Urban Outfitters, Inc.                              22,925
          1,400  (a) Value City Department Stores, Inc.                  26,600
          1,200  (a) West Marine, Inc.                                   30,075
          1,600  (a) Wet Seal, Inc., Class A                             44,200
          3,800  (a) Whole Foods Market, Inc.                           235,125
          2,800  (a) Williams-Sonoma, Inc.                              153,825
          5,200  (a) Zale Corp.                                         156,650
                                                                    ------------
                     Total                                            6,599,460
                                                                    ------------
Services--12.3%
          2,300  ABM Industries, Inc.                                     66,556
          3,400  (a) ABR Information Services, Inc.                       98,388
          8,300  (a) ACNielsen Corp.                                     232,400
          3,300  (a) ADVO, Inc.                                           94,463
            600  (a) AMC Entertainment, Inc.                              11,550
          2,400  (a) APAC Teleservices, Inc.                              22,800
          1,200  (a) Abacus Direct Corp.                                  68,250
          1,400  Ackerley Communications, Inc.                            27,913
            800  (a) Administaff, Inc.                                    34,500
         14,700  (a) Allied Waste Industries, Inc.                       404,250
          3,550  (a) American Business Information, Class B               50,588
          1,750  American Business Products, Inc.                         40,469
          6,200  (a) American Media, Inc.                                 46,500
          3,090  (a) American Radio Systems Corp.                        204,906
          2,200  (a) American Residential Services, Inc.                  24,063
            900   (a) Anchor Gaming                                       75,825
          4,337  Apple South, Inc.                                        68,308
          4,400  Applebee's International, Inc.                          109,450
          1,000  (a) Applied Graphics Technologies, Inc.                  50,000
          3,225  Applied Industrial Technologies, Inc.                    81,834
          4,300  (a) Ascent Entertainment Group, Inc.                     50,525
          1,000  (a) Aviation Sales Co.                                   35,625
          6,600  (a) Aztar Corp.                                          51,563
          1,550  (a) BARRA, Inc.                                          37,200

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
        900  (a) BET Holdings, Inc., Class A                          $   55,800
      1,500  (a) BT Office Products International, Inc.                   17,719
      1,300  (a) Banner Aerospace, Inc.                                   15,600
      4,350  Banta Corp.                                                 139,200
      2,000  (a) Bell & Howell Group, Inc.                                55,250
        400  (a) Berlitz International, Inc.                              11,200
      2,500  (a) Big Flower Holdings, Inc.                                75,781
      4,800  (a) Billing Concepts Corp.                                  134,400
      6,100  Bob Evans Farms, Inc.                                       124,288
      1,900  (a) Borg Warner Security Corp.                               38,713
      2,600  Bowne & Co., Inc.                                           107,413
      5,200  (a) Boyd Gaming Corp.                                        36,400
      9,600  (a) Brinker International, Inc.                             230,400
      6,400  (a) Bristol Hotel Co.                                       172,800
      6,625  (a) Buffets, Inc.                                            98,133
      1,000  Butler Manufacturing Co.                                     37,313
      1,500  (a) CDI Corp.                                                58,031
      6,730  CKE Restaurants, Inc.                                       233,026
        900  (a) CKS Group, Inc.                                          20,081
        900  (a) CSS Industries, Inc.                                     29,813
      4,600  (a) Cablevision Systems Corp., Class A                      282,613
      2,900  (a) Calpine Corp.                                            52,381
      3,600  (a) CapStar Hotel Co.                                       115,650
        700  Carbo Ceramics, Inc.                                         24,588
      1,500  (a) Caribiner International, Inc.                            30,000
      1,300  (a) Carmike Cinemas, Inc., Class A                           39,406
      1,600  Castle (A.M.) & Co.                                          38,000
      2,700  (a) Catalina Marketing Corp.                                140,400
      1,150  Central Parking Corp.                                        53,906
      6,300  (a) Checkfree Holdings Corp.                                162,225
      2,200  (a) Cheesecake Factory, Inc.                                 55,550
      7,100  (a) Choice Hotels International, Inc.                       121,588
      1,200  (a) Claremont Technology Group                               28,200
      1,800  (a) Coinmach Laundry Corp.                                   42,975
      1,400  (a) Computer Learning Centers, Inc.                          16,800

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
       1,200  (a) Consolidated Graphics, Inc.                        $    69,225
       3,066  (a) Consolidated Products, Inc.                             62,470
       1,100  (a) Copart, Inc.                                            22,172
       1,300  (a) Cox Radio, Inc., Class A                                62,888
       1,500  (a) Daisytek International Corp.                            36,375
       1,900  Dames & Moore, Inc.                                         24,344
         700  (a) Data Processing Resources Corp.                         19,589
       1,400  (a) Data Transmission Network Corp.                         58,275
       1,400  (a) Day Runner, Inc.                                        33,600
       4,000  (a) DeVRY, Inc.                                            151,500
         900  (a) Deltek Systems, Inc.                                    19,350
         900  (a) Devon Group, Inc.                                       53,438
         500  Dover Downs Entertainment                                   16,375
       1,300  (a) Education Management Corp.                              45,175
       1,900  (a) Einstein/Noah Bagel's                                    6,650
       1,200  (a) Emmis Broadcasting Corp., Class A                       62,100
       3,700  (a) Employee Solutions, Inc.                                16,766
       1,400  (a) Equity Corp. International                              34,738
         600  (a) FactSet Research Systems                                21,000
       1,500  Fair Isaac & Co., Inc.                                      59,625
       1,300  (a) Family Golf Centers, Inc.                               54,763
       1,000  (a) Fine Host Corp.                                          4,813
         900  (a) Firearms Training Systems, Inc.                          7,875
       5,800  Fisher Scientific International, Inc.                       85,913
       5,600  Fleming Cos., Inc.                                         105,000
       5,100  (a) Florida Panthers Holdings, Inc.                        111,563
       5,700  (a) Foodmaker, Inc.                                        108,300
       3,600  (a) Franklin Covey Co.                                      90,000
       2,750  G & K Services, Inc., Class A                              110,688
         800  (a) GC Cos., Inc.                                           42,100
       3,900  (a) Golden Books Family Entertainment, Inc.                 44,119
       4,800  (a) Grand Casinos, Inc.                                     84,300
       1,750  Granite Construction, Inc.                                  51,734
         100  Grey Advertising, Inc.                                      45,100
      10,300  (a) Grey Wolf, Inc.                                         44,419

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
       6,700  (a) Greyhound Lines, Inc.                              $    33,500
       2,400  (a) HA-LO Industries, Inc.                                  80,550
       4,700  Handleman Co.                                               49,938
       4,500  Harland (John H.) Co.                                       80,156
       3,500  (a) Heftel Broadcasting Corp., Class A                     153,563
       2,800  (a) Hollywood Park, Inc.                                    32,725
       2,700  (a) Homestead Village, Inc.                                 37,800
       5,000  (a) Host Marriott Services Corp.                            73,750
       4,400  Houghton Mifflin Co.                                       143,275
       1,900  Hughes Supply, Inc.                                         73,625
       1,300  Hunt Corp.                                                  32,175
       1,300  (a) IHOP Corp.                                              57,200
         675  (a) ITT Educational Services, Inc.                          19,955
       2,800  (a) Identix, Inc.                                           22,225
       1,500  (a) Indus International, Inc.                               12,375
       3,800  (a) Industri-Matematik International Corp.                  84,550
       3,900  Innkeepers USA Trust                                        58,988
       5,800  (a) Interim Services, Inc.                                 189,225
       3,500  (a) Interstate Hotels Co.                                  115,500
       3,100  (a) Jacobs Engineering Group, Inc.                         103,463
       7,300  (a) Jacor Communications, Inc., Class A                    415,188
       2,300  (a) Jones Intercable, Inc., Class A                         46,288
       7,100  (a) Journal Register Co.                                   160,194
       2,400  Kelly Services, Inc., Class A                               88,800
      22,900  (a) Laidlaw Environmental Services, Inc.                    90,169
       2,950  (a) Lamar Advertising Co.                                  101,775
       1,200  Landauer, Inc.                                              32,475
       3,600  (a) Landrys Seafood Restaurants, Inc.                      102,600
         900  Lawson Products, Inc.                                       22,725
       1,700  (a) Layne Christensen Co.                                   29,538
       1,400  (a) Learning Tree International, Inc.                       33,513
       5,200  (a) Lone Star Steakhouse & Saloon                          110,500
       3,400  Luby's Cafeterias, Inc.                                     65,238
       2,600  (a) Mail-Well, Inc.                                        125,775
       7,100  (a) Malibu Entertainment Worldwide                          24,406

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
      2,775  Marcus Corp.                                            $    49,083
      1,650  (a) Mastec, Inc.                                             44,138
      1,900  (a) May & Speh, Inc.                                         28,263
      2,325  McClatchy Newspapers, Inc., Class A                          69,605
      1,700  Media General, Inc., Class A                                 80,750
      1,500  (a) MemberWorks, Inc.                                        46,125
      1,900  Merrill Corp.                                                39,425
      4,150  (a) Metamor Worldwide, Inc.                                 158,738
        500  Metris Cos., Inc.                                            28,344
      1,200  (a) Metro Networks, Inc.                                     47,700
      6,342  (a) Metromedia International Group, Inc.                    105,436
      1,250  (a) Metzler Group, Inc.                                      43,281
      3,473  (a) Midway Games, Inc.                                       64,258
      2,100  (a) MoneyGram Payment Systems, Inc.                          35,963
      1,600  Morrison Health Care, Inc.                                   32,800
      1,900  (a) Morrison Knudsen Corp.                                   22,681
        900  (a) NCO Group, Inc.                                          22,444
      3,000  (a) NFO Worldwide, Inc.                                      62,813
      2,900  (a) NOVA Corp.                                               98,600
      1,300  (a) NPC International, Inc.                                  17,063
      1,600  Nash Finch Co.                                               31,400
      7,500  (a) National-Oilwell, Inc.                                  284,531
      9,360  (a) Newpark Resources, Inc.                                 225,225
      2,100  Norrell Corp.                                                44,231
      1,800  (a) OHM Corp.                                                25,200
      7,300  Ogden Corp.                                                 224,475
      1,600  (a) On Assignment, Inc.                                      51,600
      1,700  (a) On Command Corp.                                         23,588
      6,175  (a) Outdoor Systems, Inc.                                   196,056
        800  (a) PEC Israel Economic Corp.                                18,850
      7,000  (a) PMT Services, Inc.                                      136,500
      2,750  (a) Papa Johns International, Inc.                          114,813
      2,500  (a) Paxson Communications Corp.                              33,594
        700  (a) Pegasystems, Inc.                                        13,125
      1,000  (a) Penn National Gaming, Inc.                               10,625

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
        800  (a) Penske Motorsports, Inc.                            $    27,450
      1,850  (a) Performance Food Group Co.                               37,463
      3,500  (a) Personnel Group of America, Inc.                         69,563
      6,400  Phoenix Duff & Phelps Corp.                                  56,400
      1,050  (a) Pinkertons, Inc.                                         22,969
      2,500  (a) Playboy Enterprises, Inc., Class B                       43,750
        700  (a) Precision Response Corp.                                  5,863
      1,700  (a) Premier Parks, Inc.                                      94,563
      3,300  (a) Prepaid Legal Services, Inc.                            124,781
      6,700  (a) Pride International, Inc.                               162,894
      1,100  (a) Primadonna Resorts, Inc.                                 19,663
      3,800  (a) Primark Corp.                                           141,313
      5,900  (a) Prime Hospitality Corp.                                 122,056
      1,200  (a) Profit Recovery Group International, Inc.                31,200
      6,100  (a) PsiNet, Inc.                                             84,638
      1,533  Pulitzer Publishing Co.                                     130,908
        700  (a) Quintel Entertainment, Inc.                               3,894
      4,600  (a) RCN Corp.                                               104,075
      3,200  (a) Rainforest Cafe Inc.                                     48,500
      1,300  (a) Rare Hospitality International, Inc.                     16,900
      4,000  (a) Red Roof Inns, Inc.                                      70,750
      6,900  Richfood Holdings, Inc.                                     189,319
      2,400  (a) Rio Hotel & Casino, Inc.                                 54,300
      2,900  Rollins, Inc.                                                57,819
      5,211  (a) Romac International, Inc.                               138,084
      2,150  Ruby Tuesday, Inc.                                           72,025
      2,000  (a) Rural / Metro Corp.                                      65,000
      6,900  (a) Ryan's Family Steak Houses, Inc.                         69,000
      1,700  SEI Corp.                                                   125,588
      1,200  (a) SFX Broadcasting, Inc.                                   88,425
      1,200  (a) SFX Entertainment, Inc., Class A                         41,400
      6,900  (a) SITEL Corp.                                              81,075
      1,000  (a) SPS Transaction Services, Inc.                           30,813
      1,300  (a) Saga Communications, Inc., Class A                       29,575
      1,850  Sbarro, Inc.                                                 54,575

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
      1,900  (a) Scholastic Corp.                                    $    70,775
      1,400  (a) Scientific Games Holdings Corp.                          31,150
      3,000  (a) Scopus Technology, Inc.                                  56,250
      2,150  (a) Seattle Filmworks, Inc.                                  21,500
      1,600  (a) Service Experts, Inc.                                    53,200
      6,400  (a) Shoney's, Inc.                                           34,400
      2,150  (a) ShowBiz Pizza Time, Inc.                                 83,044
      2,400  Showboat, Inc.                                               72,750
      4,100  Shurgard Storage Centers, Inc., Class A                     115,313
      1,400  (a) Sinclair Broadcast Group, Inc.                           72,625
      2,200  (a) Snyder Communications, Inc.                              93,500
      1,500  (a) Sodak Gaming, Inc.                                       10,031
      1,750  (a) Sonic Corp.                                              56,000
      6,000  Sothebys Holdings, Inc., Class A                            138,375
      1,800  (a) Speedway Motorsports, Inc.                               49,163
      3,200  (a) Spelling Entertainment Group, Inc.                       30,400
      2,100  (a) StaffMark, Inc.                                          89,250
      1,900  Standard Register                                            75,881
      3,000  (a) Station Casinos, Inc.                                    44,625
      1,000  Stone & Webster, Inc.                                        44,625
      4,000  Storage USA, Inc.                                           151,500
        800  Strayer Education, Inc.                                      29,400
      1,500  (a) Suburban Lodges of America, Inc.                         27,750
      2,900  (a) Superior Services, Inc.                                  94,250
      2,800  (a) Sylvan Learning Systems, Inc.                           138,250
          0  (a) Synopsys, Inc.                                               11
      7,500  (a) TCI Satellite Entertainment, Inc.                        59,063
      1,200  (a) TMP Worldwide, Inc.                                      31,800
      3,700  (a) TeleSpectrum Worldwide, Inc.                             32,144
      3,232  (a) Tetra Tech, Inc.                                         78,376
      1,600  (a) Tetra Technologies, Inc.                                 38,300
        600  (a) Thermo Ecotek Corp.                                      10,950
        500  (a) Thermo Terratech, Inc.                                    3,188
      1,575  Thomas Nelson, Inc.                                          20,967
      1,500  (a) Ticketmaster Group, Inc.                                 41,250

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
        600  Trigen Energy Corp.                                     $     8,250
      3,000  True North Communications, Inc.                              91,500
      3,300  (a) Trump Hotels & Casino Resorts, Inc.                      27,225
      5,255  (a) U.S. Foodservice, Inc.                                  185,567
      5,700  (a) US Satellite Broadcasting Co., Class A                   52,725
      2,800  (a) USCS International, Inc.                                 56,350
      1,300  Unifirst Corp.                                               35,100
        800  (a) United Natural Foods, Inc.                               22,600
      2,300  (a) United Stationers, Inc.                                 145,188
        600  United Television, Inc.                                      66,300
      2,100  (a) VWR Scientific Products Corp.                            69,038
      3,900  (a) Vail Resorts, Inc.                                      114,075
        300  Value Line, Inc.                                             13,500
      6,300  (a) Vanstar Corp.                                            83,869
      3,300  (a) Veritas DGC, Inc.                                       178,819
        600  (a) Vincam Group, Inc.                                       16,275
        900  (a) Vistana, Inc.                                            22,725
      1,150  (a) Volt Information Science, Inc.                           38,238
      2,900  (a) WMS Industries, Inc.                                     14,863
      1,900  Wackenhut Corp., Class A                                     45,125
      1,400  (a) Wackenhut Corrections Corp.                              36,575
        400  Waverly, Inc.                                                15,475
      3,500  (a) Westwood One, Inc.                                      105,000
      1,900  Wiley (John) & Sons, Inc., Class A                          105,213
      1,600  (a) Wilmar Industries, Inc.                                  38,200
      2,800  (a) World Access, Inc.                                      108,150
      5,600  (a) World Color Press                                       179,200
      1,700  (a) Young Broadcasting, Inc., Class A                        85,000
                                                                    ------------
             Total                                                    18,661,748
                                                                    ------------
Technology--14.0%
      3,650  AAR Corp.                                                    95,584
        500  (a) ACT Manufacturing, Inc.                                   6,125
      2,600  (a) ATMI, Inc.                                               72,475
      2,800  (a) Actel Corp.                                              41,650
      5,300  (a) Acxiom Corp.                                            128,525

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Technology--continued
        900  (a) Ade Corp.                                            $   16,088
      2,700  (a) Adtran, Inc.                                             71,719
        700  (a) Advanced Energy Industries, Inc.                         10,413
        500  (a) Advent Software, Inc.                                    21,313
      7,000  (a) Affiliated Computer Services, Inc., Class A             245,875
      3,600  (a) Alliance Semiconductor Corp.                             28,575
      1,300  (a) Alliant Techsystems, Inc.                                83,119
      2,100  (a) Alternative Resources Corp.                              41,738
      1,950  (a) Altron, Inc.                                             28,275
      6,000  (a) American Management System, Inc.                        173,625
        325  (a) American Satellite Newwor, Warrants                           0
      5,700  (a) Ampex, Inc., Class A                                     15,319
      2,600  (a) Amphenol Corp., Class A                                 160,225
      2,150  (a) Anadigics, Inc.                                          35,878
      1,000  Analogic Corp.                                               46,625
      3,300  Analysts International Corp.                                 95,700
      3,950  (a) Antec Corp.                                              78,013
        700  (a) Apex MPC Solutions, Inc.                                 20,913
      3,528  (a) Applied Magnetics Corp.                                  36,383
      1,700  (a) Arbor Software Corp.                                     80,006
      1,100  (a) Aspect Development, Inc.                                 69,644
      7,200  (a) Aspect Telecommunications Corp.                         207,000
      3,100  (a) Aspen Technologies, Inc.                                151,513
      1,500  (a) Asyst Technologies, Inc.                                 31,594
      3,700  (a) Auspex Systems, Inc.                                     26,825
      3,419  (a) Avant! Corp.                                             99,137
      2,300  Aviall, Inc.                                                 32,200
      3,400  (a) Avid Technology, Inc.                                   147,475
      2,100  (a) Aware, Inc.                                              26,775
      3,300  (a) BE Aerospace, Inc.                                      102,919
      2,500  (a) BEA Systems, Inc.                                        55,625
          0  (a) BMC Software, Inc.                                           37
      1,600  (a) BRC Holdings, Inc.                                       32,000
        600  (a) Bacou U.S.A., Inc.                                       11,400
      3,179  (a) BancTec, Inc.                                            69,342

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
      1,700  (a) Benchmark Electronics, Inc.                         $    38,144
      2,600  (a) Berg Electronics Corp.                                   61,913
      3,800  (a) Bisys Group, Inc.                                       150,100
      2,400  (a) Black Box Corp.                                          79,800
      3,831  (a) Boole & Babbage, Inc.                                    91,932
      5,600  (a) Borland International, Inc.                              56,000
      7,474  (a) Brightpoint, Inc.                                       145,743
      5,287  (a) Burr Brown Corp.                                        160,923
      4,800  (a) C-Cube Microsystems, Inc.                               116,100
      1,000  (a) C/NET, Inc.                                              33,250
      1,200  (a) CACI International, Inc., Class A                        26,325
        800  (a) CFM Technologies, Inc.                                   10,100
      4,600  (a) CHS Electronics, Inc.                                    96,025
      3,700  (a) CSG Systems International, Inc.                         168,350
      1,484  CTS Corp.                                                    54,815
      2,200  (a) California Microwave                                     49,913
      5,200  (a) CellNet Data Systems, Inc.                               71,825
      1,950  (a) Cellstar Corp.                                           63,619
      3,290  (a) Cellular Technical Services, Inc.                         5,963
      4,800  (a) Checkpoint System, Inc.                                  89,700
      3,000  (a) Ciber, Inc.                                              97,500
      2,000  (a) Cidco, Inc.                                              17,250
      8,800  (a) Cirrus Logic, Inc.                                       91,850
      5,600  (a) Citrix Systems Inc.                                     347,900
      3,100  (a) Clarify, Inc.                                            42,625
      5,000  (a) Cognex Corp.                                            120,938
      1,400  (a) Coherent Communications Systems Corp.                    68,863
      3,400  (a) Coherent, Inc.                                           80,750
      1,400  Cohu, Inc.                                                   47,425
      1,000  (a) Complete Business Solutions, Inc.                        34,188
      3,200  (a) Compucom System, Inc.                                    24,000
      3,900  (a) Computer Horizons Corp.                                 147,956
        300  (a) Computer Management Sciences                              7,725
      4,697  (a) Computer Products, Inc.                                 103,334
      2,500  Computer Task Group, Inc.                                    97,188

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
      6,270  (a) Comverse Technology, Inc.                           $   297,041
      7,100  (a) CopyTele, Inc.                                           19,969
      3,150  (a) Credence Systems Corp.                                   86,822
        800  Cubic Corp.                                                  21,550
        700  Curtiss Wright Corp.                                         28,044
      1,300  (a) CyberMedia, Inc.                                          9,709
      2,700  (a) Cylink Corp.                                             38,138
      4,200  (a) Cymer, Inc.                                              93,713
      1,000  (a) DBT Online, Inc.                                         26,500
      3,700  (a) DII Group, Inc.                                          86,025
      5,800  (a) DSP Communications, Inc.                                 96,788
      2,200  Daniel Industries, Inc.                                      43,038
      1,400  (a) Data Dimensions, Inc.                                    20,650
      6,600  (a) Data General Corp.                                      100,650
      1,150  (a) Davox Corp.                                              25,731
      1,300  (a) Dialog Corp. PLC                                         48,588
      4,300  (a) Diamond Multimedia Systems, Inc.                         49,988
        900  (a) Digital Lightwave, Inc.                                   4,500
        700  (a) Digital Link Corp.                                        7,000
      5,600  (a) Digtial Microwave Corp.                                  63,700
      1,700  (a) Dionex Corp.                                             90,738
      1,600  (a) Documentum, Inc.                                         86,200
        900  (a) Ducommun, Inc.                                           31,275
        600  (a) Dupont Photomasks, Inc.                                  32,550
      2,300  (a) Dynatech Corp.                                          112,125
      6,600  EG & G, Inc.                                                198,825
      2,300  (a) ESS Technology, Inc.                                     14,519
      1,400  (a) Echostar Communications Corp., Class A                   36,838
      1,700  (a) Edify Corp.                                              18,488
      1,600  (a) Electro Scientific Industries, Inc.                      60,800
      2,600  (a) Electroglas, Inc.                                        43,875
      1,000  (a) Eltron International, Inc.                               25,875
      1,700  (a) Encad, Inc.                                              23,481
      3,100  (a) Envoy Corp.                                             130,588
      2,500  (a) Esterline Technologies Corp.                             57,500

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
       3,200  (a) Etec Systems, Inc.                                 $   181,600
       1,300  (a) Evans & Sutherland Computer Co.                         37,538
       3,000  (a) Exabyte Corp.                                           34,313
       1,400  (a) Exar Corp.                                              35,175
       2,100  (a) FEI Co.                                                 20,344
       3,300  (a) FSI International, Inc.                                 38,775
       4,400  (a) FTP Software, Inc.                                      13,613
       2,200  (a) Filenet Corp.                                          119,900
         300  (a) Forrester Research, Inc.                                11,250
       2,800  (a) Forte Software, Inc.                                    19,775
       4,800  GenCorp, Inc.                                              146,100
       4,000  (a) GenRad, Inc.                                            80,250
       2,800  (a) General DataComm Industries, Inc.                       14,000
       1,300  (a) GeoTel Communications Corp.                             35,913
      20,000  (a) Geotek Industries, Inc.                                 12,500
       2,800  Gerber Scientific, Inc.                                     71,400
       8,800  (a) Glenayre Technologies, Inc.                            138,050
       1,600  (a) HADCO Corp.                                             61,200
       5,400  (a) HMT Technology Corp.                                    70,200
       3,000  (a) HNC Software                                           117,000
       1,250  Hach Co.                                                    11,875
         525  Hach Co., Class A                                            5,578
       2,650  (a) Harbinger Corp.                                         96,394
       2,400  Helix Technology Corp.                                      48,000
       1,700  Henry Jack & Associates, Inc.                               59,075
       2,900  (a) Hutchinson Technology, Inc.                             89,719
       2,800  (a) Hyperion Software Corp.                                121,450
         800  (a) I2 Technologies, Inc.                                   53,400
       1,200  (a) IKOS Systems, Inc.                                       7,650
       3,200  (a) In Focus Systems, Inc.                                  27,600
       2,000  (a) Inacom Corp.                                            71,625
       1,450  (a) Information Management Resources                        39,331
       4,200  (a) Information Resources, Inc.                             78,488
       2,100  Innovex, Inc.                                               53,681
       1,400  (a) Inso Corp.                                              25,200

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
       1,800  (a) Integrated Circuit System, Inc.                     $   27,225
      11,800  (a) Integrated Device Technology, Inc.                     142,338
       2,500  (a) Integrated Process Equipment Corp.                      45,469
       2,300  (a) Integrated Systems, Inc.                                43,413
       3,100  Inter-Tel, Inc.                                             73,238
       7,000  (a) Interdigital Communications Corp.                       48,125
       6,100  (a) Intergraph Corp.                                        51,850
       2,800  (a) International Network Services                          94,150
       7,500  (a) International Rectifier Corp.                           88,125
       3,300  (a) Intersolv, Inc.                                         50,738
       2,100  (a) Intervoice, Inc.                                        28,350
         400  (a) Intevac, Inc.                                            4,025
       1,100  (a) Iron Mountain, Inc.                                     46,200
       1,900  (a) Itron, Inc.                                             29,094
       1,300  (a) JDA Software Group, Inc.                                65,731
         500  (a) JPM Co.                                                  6,438
       2,100  John Fluke Manufacturing, Co.                               66,675
       5,700  (a) Kemet Corp.                                            102,600
       4,000  (a) Kent Electronics Corp.                                  88,000
       1,200  (a) Kronos, Inc.                                            43,200
       3,400  (a) Kulicke & Soffa Industries                              73,100
       1,000  (a) LHS Group, Inc.                                        121,500
       5,400  (a) LTX Corp.                                               25,988
         900  (a) LeCroy Corp.                                            20,925
       5,100  (a) Legato Systems, Inc.                                   161,288
       4,475  (a) Level One Communications, Inc.                         139,284
       2,300  (a) Lycos, Inc.                                            142,169
       1,300  (a) MOOG Inc., Class A                                      56,225
       2,900  (a) MRV Communications, Inc.                                77,938
       2,700  MTS Systems Corp.                                           46,238
       4,600  (a) Macromedia, Inc.                                        68,713
       2,400  (a) Manugistics Group, Inc.                                144,000
       2,400  (a) Marshall Industries                                     77,850
       1,800  (a) Mastech Corp.                                           47,700
       8,700  (a) Mentor Graphics Corp.                                   91,350

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
      2,400  (a) Mercury Interactive Corp.                           $    97,200
      4,100  Methode Electronics, Inc., Class A                           65,600
        700  (a) Metro Information Services, Inc.                         24,325
      1,800  (a) Micrel, Inc.                                             70,650
      1,700  (a) Micro Linear Corp.                                        9,988
      1,100  (a) MicroTouch Systems, Inc.                                 20,969
      2,900  (a) Mylex Corp.                                              23,200
      4,000  National Computer Systems, Inc.                             100,000
      1,950  (a) National Instruments Corp.                               69,225
      1,000  (a) National Processing, Inc.                                12,563
      2,300  (a) National TechTeam, Inc.                                  20,700
      1,600  (a) Natural Microsystems Corp.                               51,600
      1,400  (a) NeoMagic Corp.                                           28,788
      4,100  (a) Network Appliance, Inc.                                 147,856
      2,200  (a) Network Computing Devices                                20,488
      3,100  (a) Network Equipment Technologies, Inc.                     63,744
      5,100  NewPort News Shipbuilding, Inc.                             138,656
      1,600  (a) Nichols Research Corp.                                   43,400
      3,700  (a) Nimbus CD International, Inc.                            39,544
      1,400  (a) ODS Networks, Inc.                                       12,775
      2,400  OEA, Inc.                                                    45,750
      2,700  (a) OIS Optical Imaging Systems, Inc.                         4,641
      5,400  (a) Oak Technology, Inc.                                     31,050
      3,400  (a) Object Design, Inc.                                      21,463
      1,400  (a) Objective Systems Integrator                             15,575
      4,300  (a) Omnipoint Corp.                                         105,350
      2,600  (a) Open Market, Inc.                                        49,075
        400  (a) Optical Cable Corp.                                       4,500
      4,800  (a) Orbital Sciences Corp.                                  213,600
      5,400  (a) P-COM, Inc.                                             106,313
      4,400  (a) PMC-Sierra, Inc.                                        200,200
      2,300  (a) PRI Automation, Inc.                                     61,525
      1,500  Park Electrochemical Corp.                                   38,625
      1,200  (a) Perceptron, Inc.                                         18,300
      2,000  (a) Periphonics Corp.                                        23,250

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
           0  Perkin-Elmer Corp.                                      $        7
          53  (a) Perkin-Elmer Corp., Warrants                               252
       2,300  (a) Phoenix Technology, Ltd.                                26,881
       2,600  (a) Photronic Labs, Inc.                                    95,875
       5,500  (a) PictureTel Corp.                                        50,875
       3,825  Pioneer Standard Electronics, Inc.                          48,052
       1,300  (a) Pixar, Inc.                                             53,950
       2,400  (a) Plantronics, Inc.                                      102,000
       9,398  (a) Platinum Technology, Inc.                              239,649
       2,200  (a) Plexus Corp.                                            48,400
         600  (a) Powerwave Technologies, Inc.                            11,325
       3,700  (a) Premisys Communications, Inc.                          107,994
       1,700  (a) Progress Software Corp.                                 54,400
       1,400  (a) Project Software & Development, Inc.                    37,100
       1,400  (a) Proxim, Inc.                                            21,000
       1,000  (a) Quickresponse Services, Inc.                            47,000
       2,500  (a) REMEC, Inc.                                             62,188
       2,100  (a) RMI Titanium Co.                                        46,856
         900  (a) RadiSys Corp.                                           24,525
         900  (a) Radiant Systems, Inc.                                   20,250
           0  (a) Radius, Inc.                                                 0
       1,800  (a) Rambus, Inc.                                            80,888
       4,400  (a) Ramtron International Corp.                             19,800
      11,452  (a) Rational Software Corp.                                192,537
       6,500  (a) Read-Rite Corp.                                         89,781
       3,000  (a) Remedy Corp.                                            66,188
       2,420  (a) Renaissance Worldwide, Inc.                             43,409
       3,400  (a) Robotic Vision Systems, Inc.                            25,713
       7,300  (a) S3, Inc.                                                53,381
       1,900  (a) SDL, Inc.                                               47,025
         900  (a) SPSS, Inc.                                              22,500
       3,400  (a) Sabre Group Holdings, Inc.                             123,675
       4,000  (a) Safeguard Scientifics, Inc.                            169,000
       2,700  (a) Sandisk Corp.                                           56,363
       3,000  (a) Sanmina Corp.                                          270,000

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
      2,700  (a) Santa Cruz Operation, Inc.                            $  15,188
      1,000  (a) Sapient Corp.                                            49,375
      1,000  (a) Sawtek, Inc.                                             30,375
        800  (a) SeaChange International, Inc.                            10,100
      1,500  (a) Semtech Corp.                                            35,813
      1,200  (a) Sequa Corp., Class A                                     88,800
      6,200  (a) Sequent Computer System, Inc.                           121,675
      1,300  (a) Sheldahl, Inc.                                           13,650
      4,100  (a) Shiva Corp.                                              45,613
      6,100  (a) Siebel Systems, Inc.                                    157,838
      4,400  (a) Silicon Valley Group, Inc.                               83,600
      1,400  (a) Siliconix, Inc.                                          40,119
      1,000  (a) Sipex Corp.                                              19,875
      3,700  (a) Smart Modular Technologies, Inc.                         91,344
      1,600  (a) Spectrian Corp.                                          27,400
      1,000  (a) Speedfam International, Inc.                             29,000
      1,700  (a) Splash Technology Holdings, Inc.                         31,663
      1,500  (a) Stanford Telcommunications, Inc.                         26,250
      3,500  (a) Stratus Computer, Inc.                                  152,469
      4,917  (a) Structural Dynamics Research Corp.                      138,905
      1,800  (a) Supertex, Inc.                                           22,050
      1,500  (a) Sykes Enterprises, Inc.                                  31,406
      8,200  (a) Symantec Corp.                                          237,800
      2,300  (a) Symmetricom, Inc.                                        16,963
      4,850  System Software Association                                  42,134
      2,400  (a) Systems & Computer Technology Corp.                     135,600
      3,100  (a) Systemsoft Corp.                                         11,625
        900  (a) Tech-Sym Corp.                                           28,238
      2,100  Technitrol, Inc.                                             85,838
      3,800  (a) Technology Solutions Corp.                              122,075
      1,400  (a) Tekelec, Inc.                                            70,350
      2,300  Telxon Corp.                                                 74,319
      6,100  (a) The Learning Co., Inc.                                  174,613
        400  (a) Thermedics Detection, Inc.                                3,750
        500  (a) Thermo Optek Corp.                                        9,000

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
        500  (a) ThermoSpectra Corp.                                 $     4,500
        500  (a) Thermoquest Corp.                                         8,938
      1,350  (a) Thermotrex Corp.                                         26,916
      2,400  (a) Tracor, Inc.                                             94,350
      1,700  (a) Trident Microsystems, Inc.                               13,016
      3,200  (a) Trimble Navigation Ltd.                                  59,200
      1,200  (a) Triquint Semiconductor, Inc.                             27,450
      1,700  (a) Triumph Group, Inc.                                      76,925
      2,700  (a) Ultratech Stepper, Inc.                                  66,319
      3,500  (a) Unitrode Corp.                                           56,000
      1,400  (a) Vantive Corp.                                            44,800
      1,200  (a) Veeco Instruments, Inc.                                  48,450
      3,900  (a) Veritas Software Corp.                                  213,525
      2,800  (a) Viasoft, Inc.                                            48,825
      4,600  (a) Vicor Corp.                                              92,288
      1,900  (a) VideoServer, Inc.                                        20,425
      3,400  (a) Visio Corp.                                             168,300
      1,900  (a) Walker Interactive Systems                               34,794
      1,400  (a) Wall Data, Inc.                                          21,525
      5,600  (a) Wang Laboratories, Inc.                                 151,200
      3,800  (a) Waters Corp.                                            203,300
      1,200  Watkins Johnson Co.                                          33,375
      2,200  (a) Westell Technologies, Inc., Class A                      22,825
      1,400  (a) Whitmann-Hart, Inc.                                      61,425
      2,950  (a) Wind River Systems, Inc.                                102,144
      2,500  Wireless Telecom Group, Inc.                                 12,656
      2,800  (a) Wyman Gordon Co.                                         56,700
      3,300  (a) Xircom, Inc.                                             56,306
      4,700  (a) Xylan Corp.                                             133,803
      3,550  (a) Yahoo, Inc.                                             422,228
        900  (a) Yurie Systems, Inc.                                      31,275
      2,300  (a) Zitel Corp.                                              20,556
      1,400  (a) Zoran Corp.                                              17,150
      1,400  (a) Zygo Corp.                                               29,750

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Services--continued
      2,200  (a) fonix Corp.                                         $    11,963
                                                                    ------------
             Total                                                    21,344,056
                                                                    ------------
Transportation--1.8%
      3,300  ASA Holdings Ltd.                                           125,400
      5,800  (a) AirTran Holdings, Inc.                                   51,294
      7,200  Airborne Freight Corp.                                      285,300
      4,500  Airlines Express International Corp.                        118,125
      1,200  (a) Airnet Systems, Inc.                                     32,400
      2,700  (a) Alaska Air Group, Inc.                                  151,538
      5,802  (a) America West Holdings Corp., Class B                    175,511
      3,100  (a) American Freightways Corp.                               37,200
      2,900  Arnold Industries, Inc.                                      46,400
      1,300  (a) Atlas Air, Inc.                                          50,700
      1,800  Circle International Group, Inc.                             48,234
      2,700  (a) Coach USA, Inc.                                         128,081
      3,200  (a) Consolidated Freightways Corp.                           57,400
      1,500  (a) Covenant Transport, Inc., Class A                        28,594
      1,100  (a) Eagle USA Airfreight, Inc.                               36,163
      3,600  Expeditors International Washington, Inc.                   153,000
        400  Florida East Coast, Inc.                                     45,650
      3,200  (a) Fritz Companies, Inc.                                    46,800
      2,245  (a) Heartland Express, Inc.                                  55,844
      3,100  Hunt (J.B.) Transportation Services, Inc.                    99,200
      1,700  (a) Hvide Marine, Inc., Class A                              28,688
      3,550  (a) Kirby Corp.                                              86,975
        500  (a) Kitty Hawk, Inc.                                          9,313
        600  (a) Knight Transportation, Inc.                              19,500
      1,700  (a) Landstar System, Inc.                                    55,675
      1,300  (a) M.S. Carriers, Inc.                                      44,200
      1,100  (a) Mesaba Holdings, Inc.                                    36,438
      1,400  (a) Midwest Express Holdings, Inc.                           66,588
      5,600  (a) OMI Corp.                                                53,900
      4,000  Overseas Shipholding Group, Inc.                             85,000
      3,000  Pittston Burlington Group                                    56,250
      1,800  Roadway Express, Inc.                                        44,663

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Transportation--continued
      2,950  (a) Swift Transportation Co.                            $    67,481
      7,400  (a) Trans World Airlines, Inc.                               71,688
      3,850  USFreightways Corp.                                         137,638
      3,100  Werner Enterprises, Inc.                                     74,788
      3,900  (a) Yellow Corp.                                             69,956
                                                                    ------------
              Total                                                    2,781,575
                                                                    ------------
Utilities--6.4%
      8,300  AGL Resources, Inc.                                         172,744
        800  (a) Aerial Communications, Inc.                               5,800
      5,300  Aliant Communications, Inc.                                 150,388
      2,300  (a) American Mobile Satellite Corp.                          24,725
      1,100  Aquarion Co.                                                 35,681
        800  Aquila Gas Pipeline Co.                                      14,100
      2,200  (a) Associated Group, Inc., Class A                          79,750
      4,350  Atmos Energy Corp.                                          128,053
      2,000  Bay State Gas Co.                                            75,875
      3,200  Black Hills Corp.                                            67,000
      1,900  CFW Communications Co.                                       49,163
      1,216  CTG Resources, Inc.                                          28,871
      1,700  California Water Service Group                               45,581
      2,300  (a) Cellular Communications International, Inc.             101,200
      2,205  (a) Centennial Cellular Corp., Class A                       73,041
      2,500  Central Hudson Gas & Electric Service                       100,781
      4,700  Central Maine Power Co.                                      85,481
      4,700  (a) Century Communications, Corp., Class A                   72,850
      2,000  Cilcorp, Inc.                                                95,625
        459  (a) Citizens Utilities Co., Class B                           4,645
      2,900  Cleco Corp.                                                  93,163
      1,300  Colonial Gas Co.                                             37,050
      2,600  Commonwealth Energy System                                   99,450
      1,533  (a) Commonwealth Telephone Enterprises, Inc.                 46,000
      7,200  Comsat Corp.                                                290,700
     14,675  Conectiv, Inc.                                              307,258
      1,500  Connecticut Energy Corp.                                     43,500
      1,900  (a) Corecomm, Inc.                                           36,575

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Utilities--continued
      1,200  E Town                                                   $   40,650
      2,800  Eastern Enterprises                                         118,650
      3,000  Eastern Utilities Association                                78,750
      8,800  (a) El Paso Electric Co.                                     83,600
      2,400  Empire Distribution Electric Co.                             52,050
      3,700  Energen Corp.                                                82,556
      5,400  Equitable Resources, Inc.                                   175,500
          1  (a) Excel Communications, Inc.                                   20
      1,500  (a) General Communications, Inc., Class A                    10,594
      4,700  Hawaiian Electric Industries, Inc.                          190,350
      3,600  (a) HighwayMaster Communications, Inc.                       21,600
      2,400  (a) IXC Communications, Inc.                                119,700
      3,250  Indiana Energy, Inc.                                        102,375
      2,600  (a) Intermedia Communications of Florida, Inc.              189,759
     11,162  Interstate Energy Corp.                                     352,301
     14,400  (a) Kelley Oil & Gas Corp.                                   36,900
      2,600  Laclede Gas Co.                                              64,350
      4,250  MDU Resources Group, Inc.                                   147,422
      2,300  Madison Gas & Electric Co.                                   49,738
      5,500  (a) McLeod, Inc., Class A                                   253,000
      2,122  MetroCall, Inc., Rights                                           0
      4,900  Minnesota Power And Light Co.                               199,675
      7,300  (a) Mobile Telecommunication Technologies Corp.             186,150
      4,233  (a) NTL, Inc.                                               165,087
      1,600  NUI Corp.                                                    41,000
      7,400  Nevada Power Co.                                            181,763
      2,600  New Jersey Resources Corp.                                   98,150
      1,500  North Carolina Natural Gas                                   36,844
      2,200  North Pittsburgh Systems, Inc.                               31,350
      3,300  Northwest Natural Gas Co.                                    89,100
      2,600  Northwestern Public Service Co.                              57,850
      3,900  Oneok, Inc.                                                 157,950
      2,000  Orange & Rockland Utilities, Inc.                            82,625
      1,700  Otter Tail Power Co.                                         62,263
      1,200  (a) Pacific Gateway Exchange, Inc.                           68,400

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Utilities--continued
       5,000  (a) PageMart Wireless, Inc., Class A                     $  50,000
      15,000  (a) Paging Network, Inc.                                   210,938
       1,400  Pennsylvania Enterprises                                    32,813
       3,400  Philadelphia Suburban Corp.                                 71,825
       4,400  Piedmont Natural Gas, Inc.                                 149,875
       2,200  (a) Powertel, Inc.                                          50,325
       3,200  (a) Premiere Technologies, Inc.                            102,000
       2,088  (a) PriceCellular Corp., Class A                            27,405
       2,200  (a) Primus Telecommunications Group, Inc.                   52,525
       6,100  Public Service Co. New Mexico                              140,681
       2,900  Public Service Co. North Carolina, Inc.                     59,450
       5,700  Rochester Gas & Electric Corp                              177,413
       3,400  SIG Corp., Inc.                                            100,513
       1,937  Semco Energy, Inc.                                          34,862
       4,500  Sierra Pacific Resources                                   157,500
       1,400  SmarTalk Teleservices, Inc.                                 27,825
       1,124  South Jersey Industries, Inc.                               30,840
       1,300  Southern CA Water Co.                                       30,225
       1,320  (a) Southern Union Co.                                      34,650
       4,000  Southwest Gas Corp.                                         92,250
       3,600  Southwestern Energy Co.                                     41,625
       2,400  TCA Cable TV, Inc.                                         148,200
       1,500  TNP Enterprises, Inc.                                       48,375
       4,900  (a) Tel-Save Holdings, Inc.                                111,781
           1  (a) Teleport Communications Group, Inc., Class A                30
       1,250  (a) Transaction Network Services, Inc.                      25,469
       4,800  UGI Corp.                                                  133,200
       4,660  (a) UniSource Energy Corp.                                  82,424
       2,100  United Illuminating Co.                                    103,163
       3,800  (a) United International Holdings, Inc., Class A            64,600
       1,700  (a) United Video Satellite Group, Inc., Class A             74,269
       3,936  United Water Resources, Inc.                                68,142
       5,300  (a) Vanguard Cellular Systems, Inc., Class A               100,700
       2,700  WICOR, Inc.                                                129,431
       3,500  WPS Resources Corp.                                        115,500

                            Federated Mini-Cap Fund

   Shares                                                              Value
----------   --------------------------------------------------  ---------------
*Common Stocks--continued
Utilities--continued
       6,400  Washington Gas Light Co.                              $    174,000
       8,100  Washington Water Power Co.                                 186,300
       2,600  (a) West TeleServices Corp.                                 42,575
       3,000  Western Gas Resources, Inc.                                 56,250
      10,400  (a) Western Wireless Corp., Class A                        202,800
       4,900  (a) WinStar Communications, Inc.                           190,488
           1  (a) WorldCom, Inc.                                              21
       1,500  Yankee Energy Systems, Inc.                                 35,505
                                                                    ------------
                Total                                                  9,761,885
                                                                    ------------
                Total Common Stocks (identified cost $95,656,027)   $138,107,753
                                                                    ============
Principal
  Amount                                                                      Value
(b) Short-Term U.S. Government Obligation--0.5%
    $700,000  United States Treasury Bill, 6/18/1998
              (at amortized cost)                                        695,399
                                                                    ------------
               Total Investments (identified cost $96,351,426) (c)  $138,803,152
                                                                    ============

 * The fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $15,340,500 at April 30, 1998, which represents 10.1% of net assets. Taking into consideration these open Index futures contracts, the fund's effective total exposure to the Index is 100.9%.

(a) Non-income producing security.

(b) Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

(c) The cost of investments for federal tax purposes amounts to $96,351,426. The net unrealized appreciation of investments on a federal tax basis amounts to $42,451,726 which is comprised of $47,359,084 appreciation and $4,907,358 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($152,178,005) at April 30, 1998.

The following acronyms are used throughout this portfolio:

PLC--Public Limited Company
REIT--Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)




                      STATEMENT OF ASSETS AND LIABILITIES

                            Federated Mini-Cap Fund

                           April 30, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified cost and tax cost $96,351,426)                   $138,803,152
Cash                                                                                                        436,492
Cash in Other Banks                                                                                         106,200
Income receivable                                                                                           108,340
Receivable for investments sold                                                                          13,702,593
Receivable for shares sold                                                                                  233,393
Receivable for daily variation margin                                                                       235,887
                                                                                                      -------------
 Total assets                                                                                           153,626,057
Liabilities:
Payable for investments purchased                                                       $  1,441,359
Payable for shares redeemed                                                                   (6,290)
Payable for taxes withheld                                                                        13
Accrued expenses                                                                              12,970
                                                                                        ------------
 Total liabilities                                                                                        1,448,052
                                                                                                      -------------
Net Assets for 9,055,605 shares outstanding                                                            $152,178,005
                                                                                                      -------------
Net Assets Consist of:
Paid in capital                                                                                        $105,106,607
Net unrealized appreciation of investments and futures contracts                                         42,728,033
Accumulated net realized gain on investments and futures contracts                                        4,298,013
Distributions in excess of net investment income                                                             45,352
                                                                                                      -------------
 Total Net Assets                                                                                      $152,178,005
                                                                                                      -------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$151,945,391 / 9,041,754 shares outstanding                                                                  $16.80
                                                                                                      -------------
Class C Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share:                                           $16.79
                                                                                                      -------------
$232,614 / 13,851 shares outstanding                                                                         $16.79
                                                                                                      -------------

(See Notes which are an integral part of the Financial Statements)




                            STATEMENT OF OPERATIONS

                            Federated Mini-Cap Fund

                  Six Months Ended April 30, 1998 (unaudited)

Investment Income:
Dividends                                                                                        $   850,253
Interest                                                                                             339,218
                                                                                                 -----------
 Total income                                                                                      1,189,471
Expenses:
Investment advisory fee                                                         $   371,265
Custodian fees                                                                       35,312
Transfer and dividend disbursing agent fees and expenses                             20,187
Directors'/Trustees' fees                                                             2,806
Auditing fees                                                                         7,421
Legal fees                                                                            1,780
Portfolio accounting fees                                                            29,151
Distribution services fee--Class C Shares                                               315
Shareholder services fee--Institutional Shares                                      185,527
Shareholder services fee--Class C Shares                                                105
Share registration costs                                                             13,728
Printing and postage                                                                 24,797
Insurance premiums                                                                    1,267
Taxes                                                                                 3,199
Miscellaneous                                                                         4,647
                                                                                -----------
 Total expenses                                                                     701,507
Waivers --
 Waiver of shareholder services fee--Institutional Shares                           (96,474)
                                                                                -----------
  Net expenses                                                                                       605,033
                                                                                                 -----------
    Net investment income                                                                            584,438
                                                                                                 -----------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments and futures contracts                                             4,414,570
Net change in unrealized appreciation (depreciation) of investments and futures contracts         11,535,947
                                                                                                 -----------
 Net realized and unrealized gain on investments and futures contracts                            15,950,517
                                                                                                 -----------
   Change in net assets resulting from operations                                                $16,534,955
                                                                                                 -----------

(See Notes which are an integral part of the Financial Statements)




                       STATEMENT OF CHANGES IN NET ASSETS

                            Federated Mini-Cap Fund

                                                                                           Six Months
                                                                                              Ended
                                                                                           (unaudited)       Year Ended
                                                                                         April 30, 1998   October 31, 1997
                                                                                         --------------   ----------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                     $     584,438      $   1,331,787
Net realized gain on investments and futures contracts ($4,414,570 and $12,354,400
respectively, as computed for federal tax purposes)                                           4,414,570         12,898,401
Net change in unrealized appreciation on investments and futures contracts                   11,535,947         17,302,166
                                                                                         --------------   ----------------
 Change in net assets resulting from operations                                              16,534,955         31,532,354
                                                                                         --------------   ----------------
Distributions to Shareholders--
Distributions from net investment income
 Institutional Shares                                                                          (737,684)        (1,249,969)
 Class C Shares                                                                                    (137)                --
Distributions from net realized gains and futures contracts
 Institutional Shares                                                                       (12,347,168)       (12,838,180)
 Class C Shares                                                                                  (3,988)                --
                                                                                         --------------   ----------------
   Change in net assets resulting from distributions to shareholders                        (13,088,977)       (14,088,149)
                                                                                         --------------   ----------------
Share Transactions--
Proceeds from sale of shares                                                                115,546,969        164,053,525
Net asset value of shares issued to shareholders in payment of distributions declared         6,085,282          6,372,039
Cost of shares redeemed                                                                    (123,370,137)      (182,089,956)
                                                                                         --------------   ----------------
 Change in net assets resulting from share transactions                                      (1,737,886)       (11,664,392)
                                                                                         --------------   ----------------
   Change in net assets                                                                       1,708,092          5,779,813
Net Assets:
Beginning of period                                                                         150,469,913        144,690,100
                                                                                         --------------   ----------------
End of period (including undistributed net investment
income of $45,352 and $198,735, respectively)                                             $ 152,178,005      $ 150,469,913
                                                                                         --------------   ----------------

(See Notes which are an integral part of the Financial Statements)




                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(For a share outstanding throughout each period)

                                                    Six Months
                                                       Ended
                                                    (unaudited)                 Year Ended October 31,
                                                     April 30,   --------------------------------------------------
                                                       1998        1997       1996       1995       1994       1993
                                                     ---------   --------   --------   --------   -------    --------
Net asset value, beginning of period                  $  16.68   $  14.39   $  13.33   $  11.65   $ 12.66    $ 10.39
Income from investment operations
 Net investment income                                    0.06       0.15       0.16       0.15      0.11       0.17
 Net realized and unrealized gain (loss) on
 investments and futures                                  1.60       3.51       1.78       1.74     (0.23)      2.27
                                                     ---------   --------   --------   --------   -------    -------
 Total from investment operations                         1.66       3.66       1.94       1.89     (0.12)      2.44
                                                     ---------   --------   --------   --------   -------    -------
Less distributions
Distributions from net investment income                 (0.08)     (0.14)     (0.16)     (0.14)    (0.11)     (0.17)
 Distributions from net realized gain (loss)  on
 investments and futures contracts                       (1.46)     (1.23)     (0.72)     (0.07)    (0.78)        --
                                                     ---------   --------   --------   --------   -------    -------
 Total distributions                                     (1.54)     (1.37)     (0.88)     (0.21)    (0.89)     (0.17)
                                                     ---------   --------   --------   --------   -------    -------
Net asset value, end of period                        $  16.80   $  16.68   $  14.39   $  13.33   $ 11.65    $ 12.66
                                                     ---------   --------   --------   --------   -------    -------
Total return (a)                                         11.21%     27.54%     15.09%     16.44%    (0.91%)    23.73%
Ratios to average net assets
 Expenses                                               0.81%*       0.76%      0.74%      0.75%     0.73%      0.37%
 Net investment income                                  0.79%*       0.96%      1.14%      1.23%     0.98%      1.48%
 Expense waiver/reimbursement (b)                       0.13%*       0.18%      0.23%      0.05%     0.11%      0.86%
Supplemental data
 Net assets, end of period (000 omitted)              $151,945   $150,470   $144,690   $132,399   $98,441    $76,139
 Average commission rate paid (c)                     $ 0.0378   $ 0.0398   $ 0.0277         --        --         --
Portfolio turnover                                          11%        52%        42%        42%       32%        48%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)




                      FINANCIAL HIGHLIGHTS--CLASS C SHARES

(For a share outstanding throughout each period)

                                                                                      Six Months Ended
                                                                                        (unaudited)
                                                                                     April 30, 1998 (a)
                                                                                     ------------------
Net asset value, beginning of period                                                         $   16.75
Income from investment operations
 Net investment income                                                                              --
 Net realized and unrealized gain on investments and futures contracts                            1.53
                                                                                            ----------
 Total from investment operations                                                                 1.53
                                                                                            ----------
Less distributions
 Distributions from net investment income                                                        (0.03)
 Distributions from net realized gain (loss) on investments and futures contracts                (1.46)
                                                                                            ----------
 Total distributions                                                                             (1.49)
                                                                                            ----------
Net asset value, end of period                                                               $   16.79
                                                                                            ----------
Total return (b)                                                                                 10.36%
Ratios to average net assets
Expenses                                                                                        1.71%*
 Net investment income                                                                        (0.01%)*
 Expense waiver/reimbursement (c)                                                               0.00%*
Supplemental data
 Net assets, end of period (000 omitted)                                                     $     233
 Average commission rate paid (d)                                                            $  0.0378
 Portfolio turnover                                                                                 11%

  * Computed on an annualized basis.

(a) Reflects operations for the period from November 10, 1997 (commencement of operations) to April 30, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)



                         NOTES TO FINANCIAL STATEMENTS

                            Federated Mini-Cap Fund

                           April 30, 1998 (unaudited)

Organization

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Effective November 3, 1997, the Board of Trustees (the "Trustees") established a new class of shares named Class C Shares, in addition to the Institutional Shares already offered. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the small capitalization sector of the United States equity market.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

                            Federated Mini-Cap Fund

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1998, the Fund had realized gains on futures contracts as follows $833,663.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 1998, the Fund had outstanding futures contracts as set forth below:

                                              Unrealized
                   Contracts to              Appreciation
Expiration Date  Deliver/Receive  Position  (Depreciation)
---------------  ---------------  --------  --------------
June 1998        63 Russell 2000    Long        $276,307

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                      Period Ended                   Year Ended
                                                                     April 30, 1998               October 31, 1997
                                                               --------------------------   ----------------------------
Institutional Shares                                             Shares         Amount         Shares         Amount
                                                                ---------   -------------    ----------   -------------
Shares sold                                                     7,264,139   $ 115,306,226    10,866,696   $ 164,053,525
Shares issued to shareholders in payment
of distributions declared                                         408,795       6,081,180       466,620       6,372,039
Shares redeemed                                                (7,652,322)   (123,351,855)  (12,365,954)   (182,089,956)
                                                                ---------   -------------    ----------   -------------
 Net change resulting from Institutional Share transactions        20,612   $  (1,964,449)   (1,032,638)  $ (11,664,392)
                                                                ---------   -------------    ----------   -------------

                            Federated Mini-Cap Fund

                                                             Period Ended               Year Ended
                                                           April 30, 1998(a)         October 31, 1997
                                                         --------------------   --------------------------
Class C Shares                                           Shares      Amount       Shares        Amount
                                                         -------  -----------   ----------   -------------
Shares sold                                              14,697   $   240,743           --   $         --
Shares issued to shareholders in payment
of distributions declared                                   277         4,102           --             --
Shares redeemed                                          (1,123)      (18,282)          --             --
                                                         -------  -----------   ----------   -------------
 Net change resulting from Class C Share transactions    13,851   $   226,563           --   $         --
                                                         -------  -----------   ----------   -------------
   Net change resulting from share transactions          34,463   $(1,737,886)  (1,032,638)  $(11,664,392)
                                                         -------  -----------   ----------   -------------

  (a) For the period from November 10, 1997 (commencement of operations) to April 30, 1998.

Investment Advisory Fee and Other Transactions with Affiliates
Management Fee

Federated Management, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Investment Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to.065% of the Fund's average daily net assets. In addition, the Sub-Manager may voluntarily choose to reduce itscompensation.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

   Federated Mini-Cap Fund
-------------------------------------
                      percentage of
                    average daily net
Share Class Name     assets of class
----------------    ------------------
Class C Shares  0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

                            Federated Mini-Cap Fund

General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000 Issue

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1998, were as follows:


Purchases                                                 $14,610,800
                                                          -----------
Sales                                                     $31,150,599
                                                          -----------


                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                              William J. Copeland
                             J. Christopher Donahue
                                 James E. Dowd
                            Lawrence D. Ellis, M.D.
                            Edward L. Flaherty, Jr.
                                Peter E. Madden
                              John E. Murray, Jr.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer

                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                             Nicholas J. Seitanakis
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



[Federated Investors Logo]

Federated Mini-Cap Fund

Semi-Annual Report
to Shareholders
April 30, 1998



Cusip 31420E304
Cusip 31420E601
3052012 (6/98)








PRESIDENT'S MESSAGE Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Max-Cap Fund, a portfolio of Federated Index Trust, for the six-month period from November 1, 1997 through April 30, 1998. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

Federated Max-Cap Fund gives you a highly efficient way to pursue the broad performance of the U.S. stock market. The fund is managed passively to closely mirror the Standard & Poor's 500 Index (the "S&P 500"), a classic benchmark of overall stock market performance that includes 500 stocks in industry, transportation, finance, and public utilities. Stocks in the fund's portfolio are generally weighted in the same proportions as stocks in the S&P 500.*

During the six-month reporting period, the fund produced a total return of 22.21% for Institutional Shares and 22.04% for Institutional Service Shares.** Institutional Shares paid dividend income distributions totaling $0.15 per share and capital gains distributions totaling $0.62 per share, while net asset value increased by $3.49. Institutional Service Shares paid dividend income distributions totaling $0.13 per share and capital gains distributions totaling $0.62 per share, while net asset value increased by $3.48.

During the period from November 10, 1997 (date of inception) through April 30, 1998, the fund's Class C Shares produced a totalreturn of 20.87%.** Class C Shares paid dividend income distributions totaling $0.09 per share and capital gains distributions totaling $0.62 per share, while net asset value increased by $3.32.

The fund's total net assets reached $1.9 billion on the last day of the reporting period.

Thank you for putting your money to work in the broad long-term growth potential of stocks through the diversification and professional management of Federated Max-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

/s/ Glen R. Johnson
--------------------
Glen R. Johnson
President

June 15, 1998

 * Federated Max-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Composite Stock Price Index. "Standard & Poor's," "S&P," "S&P 500," Standard & Poor's 500," and "500" are trademarks of Standard & Poor's ("S&P") and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. This index is unmanaged. Actual investments may not be made in an index.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               INVESTMENT REVIEW

The fund's total returns for Institutional Shares and Institutional Service Shares for the six months ended April 30, 1998 were 22.21% and 22.04%, respectively.* The total return of Class C Shares was 20.87% from inception (11/10/97) through April 30, 1998.*

The target index, the Standard & Poor's 500 Index (the "Index") had a total return of 22.50% during the reporting period. Share class performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

The U.S stock market continued its strong climb during the last six months despite concerns over the problems in Asia, possible increases in interest rates and weaker corporate earnings. These issues troubled the market in late 1997 and early 1998, but investors regained confidence, causing the market to surge early in 1998 to all-time highs.

The U.S. economy, the underlying support for the stock market, shows many signs of strength: 1) U.S. economic growth, as measured by gross domestic product ("GDP"), has been growing at a historically strong 4% per year during the last six months; 2) price inflation, as measured by the Consumer Price Index ("CPI"), has been running at 1-2% per year, well below historical averages; and 3) the U.S. fiscal budget has begun to indicate a surplus for the first time in many years, causing talk of possible tax cuts. Other positive economic indicators include the U.S. dollar strengthening versus other foreign currencies, lower long-term interest rates, lower oil/energy prices, and record-low unemployment.

Along with this very favorable economic background, a cut in capital gains taxes in 1997 supports investors' enthusiasm for U.S. stocks, despite slower corporate earnings growth. Most investors continue to be bullish and are channeling money into the stock market through equity mutual funds with record-setting cash inflows.

However, investors still have reasons for caution. Although the "Asian Flu," or downturn in Asian financial markets, has subsided somewhat, companies with significant sales in Asia may suffer earnings declines. Also, the Federal Reserve Board may increase short-term interest rates to offset wage inflation pressures. Finally, some strategists are warning that the inability of computers worldwide to handle the transition to the Year 2000, or the cost to fix the problem, may trigger earnings problems.

Large company stocks continue to outperform stocks of medium and smaller-size companies. There may be a stronger demand for large "name brand" companies which have the ability to take better advantage of a more-integrated global market. However, some strategists believe that small company stocks will again be in favor and currently could be selling at bargain prices.

During the last six months, electronic defense, automobiles, and retail/apparel were among the strongest performing sectors while oil and gas exploration, metals, and tobacco were among the worst performing sectors in the Index.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                          SHAREHOLDER MEETING RESULTS

A Special Meeting of shareholders of Federated Max-Cap Fund was held on February 13, 1998. On December 16, 1997, the record date for shareholders voting at the meeting, there were 73,869,952 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

                                                                                 Abstentions and          Withheld
Agenda Item                                         For             Against      Broker Non-Votes     Authority to Vote
--------------------------------------------------  ------------   ---------   ------------------    ------------------
1. Election of Trustees*
   Thomas G. Bigley                                  43,679,548                                            107,734
   John E.  Murray, Jr.                              43,679,548                                            107,734
2. Approval of a sub-management contract between Federated Management and ANB
   Investment Management and Trust Company (which changed its name to Northern
   Trust Quantitative Investment
   Advisors, Inc.)                                   59,523,212     227,579            598,650


* The following Trustees of the Trust continued their terms as Trustees of the
  Trust: John F. Donahue, J. Christopher Donahue, John T. Conroy, Jr., William
  J. Copeland, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, J r., Peter E. Madden, Wesley W. Posvar, and Marjorie P. Smuts




                            PORTFOLIO OF INVESTMENTS

                             Federated Max-Cap Fund

                           April 30, 1998 (unaudited)

   Shares                                                          Value
-------------                                                    -----------
(a) Common Stocks--96.2%
Basic Industry--4.9%
        8,700  ASARCO, Inc.                                      $   216,956
       25,200  Air Products & Chemicals, Inc.                      2,187,675
       48,700  Alcan Aluminum, Ltd.                                1,582,750
       41,992  Allegheny Teledyne, Inc.                            1,065,547
       37,000  Aluminum Co. of America                             2,867,500
      122,493  Archer-Daniels-Midland Co.                          2,633,600
       23,200  (b)Armco, Inc.                                        159,500
       22,000  Avery Dennison Corp.                                1,152,250
        6,500  Ball Corp.                                            251,063
       79,900  Barrick Gold Corp.                                  1,792,756
       49,300  Battle Mountain Gold Co.                              354,344
       11,400  Bemis Co., Inc.                                       507,300
       24,200  (b)Bethlehem Steel Corp.                              376,613
       12,100  Boise Cascade Corp.                                   454,506
       20,600  Champion International Corp.                        1,108,538
       49,600  Corning, Inc.                                       1,984,000
       27,500  Crown Cork & Seal Co., Inc.                         1,431,719
       20,050  Cyprus Amax Minerals                                  345,863
       48,600  Dow Chemical Co.                                    4,699,013
      242,600  Du Pont (E.I.) de Nemours & Co.                    17,664,313
       16,825  Eastman Chemical Co.                                1,156,719
       27,680  Ecolab, Inc.                                          877,110
       30,962  Engelhard Corp.                                       654,072
       44,800  Fort James Corp.                                    2,223,200
       41,500  Freeport-McMoRan Copper & Gold, Inc., Class B         780,719
       19,900  Georgia-Pacific Corp.                               1,536,031
       15,400  Goodrich (B.F.) Co.                                   828,713
       15,900  (b)Grace (W.R.) & Co.                                 322,969
       12,800  Great Lakes Chemical Corp.                            643,200
       20,700  Hercules, Inc.                                        989,719
       31,500  Homestake Mining Co.                                  366,188
       35,800  Inco Ltd.                                             628,738
       10,500  Inland Steel Industries, Inc.                         307,781


                            Federated Max-Cap Fund
     Shares                                                         Value
   ----------                                                     -----------
   (a) Common Stocks--continued
   Basic Industry--continued
       64,776  International Paper Co.                           $ 3,380,498
       23,500  Louisiana-Pacific Corp.                               514,063
       22,500  Mead Corp.                                            779,063
        9,300  Millipore Corp.                                       320,850
      127,200  Monsanto Co.                                        6,725,700
       28,000  Morton International, Inc.                            896,000
       14,300  Nalco Chemical Co.                                    568,425
       33,557  Newmont Mining Corp.                                1,080,116
       18,800  Nucor Corporation                                   1,126,825
       11,500  Owens Corning                                         477,969
       30,100  (b)Owens-Illinois, Inc.                             1,190,831
       38,200  PPG Industries, Inc.                                2,700,263
       26,733  Pall Corp.                                            524,635
       12,600  Phelps Dodge Corp.                                    845,775
       42,420  Pioneer Hi-Bred International                       1,601,355
       53,000  Placer Dome, Inc.                                     781,750
        6,200  Potlatch Corp.                                        293,725
       33,800  Praxair, Inc.                                       1,700,563
       15,800  Reynolds Metals Co.                                 1,042,800
       13,100  Rohm & Haas Co.                                     1,412,344
       17,700  (b)Sealed Air Corp.                                 1,109,569
       37,100  Sherwin-Williams Co.                                1,321,688
       21,500  Sigma-Aldrich Corp.                                   857,313
        4,300  Springs Industries, Inc., Class A                     236,769
       21,308  Stone Container Corp.                                 348,919
       12,100  Temple-Inland, Inc.                                   781,206
       13,100  Tupperware Corp.                                      354,519
       18,520  USX-U.S. Steel Group, Inc.                            724,595
       14,900  Union Camp Corp.                                      899,588
       26,400  Union Carbide Corp.                                 1,280,400
       21,850  Westvaco Corp.                                        662,328
       42,800  Weyerhaeuser Co.                                    2,466,350
       23,800  Willamette Industries, Inc.                           923,738
       20,750  Worthington Industries, Inc.                          372,852
                                                              --------------
               Total                                              94,454,349
                                                              --------------

                            Federated Max-Cap Fund
    Shares                                                          Value
------------                                                      -----------
  (a) Common Stocks--continued
   Consumer Durables--2.8%
       20,400  Black & Decker Corp.                              $ 1,053,150
        5,300  Briggs & Stratton Corp.                               239,825
       21,400  Brunswick Corp.                                       695,500
       12,700  Centex Corp.                                          441,325
      139,068  Chrysler Corp.                                      5,588,795
       16,900  Cooper Tire & Rubber Co.                              403,488
       22,500  Dana Corp.                                          1,330,313
       69,700  Eastman Kodak Co.                                   5,031,469
       16,500  Eaton Corp.                                         1,524,188
       13,500  Echlin, Inc.                                          638,719
        7,800  Fleetwood Enterprises, Inc.                           360,263
      257,300  Ford Motor Co.                                     11,787,556
      151,700  General Motors Corp.                               10,220,788
       38,350  Genuine Parts Co.                                   1,380,600
       33,500  Goodyear Tire & Rubber Co.                          2,345,000
       27,100  Hasbro, Inc.                                          997,619
        8,353  Jostens, Inc.                                         197,862
        8,400  Kaufman & Broad Homes Corp.                           244,125
       62,325  Mattel, Inc.                                        2,387,827
       20,400  Maytag Corp.                                        1,050,600
       34,100  Newell Co.                                          1,647,456
        9,600  Polaroid Corp.                                        422,400
        4,600  Pulte Corp.                                           235,463
       32,100  Rubbermaid, Inc.                                      918,863
       13,100  Snap-On Tools Corp.                                   554,294
       19,100  Stanley Works                                         977,681
       26,400  TRW, Inc.                                           1,394,250
       16,100  Whirlpool Corp.                                     1,159,200
                                                              --------------
               Total                                              55,228,619
                                                              --------------
Consumer Non-Durables--9.9%
       12,200  Alberto-Culver Co., Class B                           358,375
       15,600  American Greetings Corp., Class A                     721,500
      105,100  Anheuser-Busch Cos., Inc.                           4,814,894
       28,300  Avon Products, Inc.                                 2,325,906
       61,600  BestFoods                                           3,380,300

                             Federated Max-Cap Fund

  Shares                                                       Value
-----------                                                  -----------
(a) Common Stocks--continued
Consumer Non-Durables--continued
       14,800  Brown-Forman Corp., Class B                 $    838,050
       97,900  Campbell Soup Co.                              5,023,494
       22,200  Clorox Co.                                     1,862,025
      530,300  Coca-Cola Co.                                 40,236,513
       63,400  Colgate-Palmolive Co.                          5,686,188
      102,000  ConAgra, Inc.                                  2,977,125
        7,900  Coors Adolph Co., Class B                        282,425
       36,800  Fortune Brands, Inc.                           1,357,000
       15,700  (b)Fruit of the Loom, Inc., Class A              586,788
       33,900  General Mills, Inc.                            2,290,369
      120,100  Gillette Co.                                  13,864,044
       78,400  Heinz (H.J.) Co.                               4,272,800
       30,600  Hershey Foods Corp.                            2,241,450
       23,400  International Flavors & Fragrances, Inc.       1,145,138
       88,100  Kellogg Co.                                    3,634,125
      119,148  Kimberly-Clark Corp.                           6,046,761
       14,300  Liz Claiborne, Inc.                              703,381
       62,300  Nike, Inc., Class B                            2,974,825
      325,300  PepsiCo, Inc.                                 12,910,344
      519,900  Philip Morris Cos., Inc.                      19,398,769
      287,800  Procter & Gamble Co.                          23,653,563
       29,700  Quaker Oats Co.                                1,544,400
       23,000  Ralston Purina Co.                             2,438,000
       12,100  (b)Reebok International Ltd.                     355,438
        7,800  Russell Corp.                                    210,600
      101,500  Sara Lee Corp.                                 6,045,594
       76,400  Seagram Co. Ltd.                               3,261,325
       39,500  UST, Inc.                                      1,088,719
      137,300  Unilever N.V., ADR                            10,246,013
       26,200  V.F. Corp.                                     1,362,400
       24,900  Wrigley (Wm.), Jr. Co.                         2,216,100
                                                         --------------
               Total                                        192,354,741
                                                         --------------
Energy Minerals--7.5%
       19,700  Amerada-Hess Corp.                             1,132,750
      208,800  Amoco Corp.                                    9,239,400

                             Federated Max-Cap Fund

   Shares                                                       Value
------------                                                -----------
(a) Common Stocks--continued
Energy Minerals--continued
        12,800  Anadarko Petroleum Corp.                   $    939,200
        20,500  Apache Corp.                                    725,188
        16,100  Ashland, Inc.                                   851,288
        68,800  Atlantic Richfield Co.                        5,366,400
        36,300  Baker Hughes, Inc.                            1,470,150
        37,865  Burlington Resources, Inc.                    1,779,655
       140,800  Chevron Corp.                                11,642,400
       528,800  Exxon Corp.                                  38,569,350
        56,200  Halliburton Co.                               3,091,000
        10,800  Helmerich & Payne, Inc.                         329,400
        10,200  Kerr-McGee Corp.                                673,200
       168,200  Mobil Corp.                                  13,287,800
        72,600  Occidental Petroleum Corp.                    2,137,163
        22,700  (b)Oryx Energy Co.                              593,038
        10,200  Pennzoil Co.                                    653,438
        56,400  Phillips Petroleum Co.                        2,795,325
        18,600  (b)Rowan Companies, Inc.                        547,538
       459,800  Royal Dutch Petroleum Co., ADR               26,007,438
       106,700  Schlumberger Ltd.                             8,842,763
        15,337  Sun Co., Inc.                                   620,190
       117,500  Texaco, Inc.                                  7,226,250
        61,800  USX Corp.                                     2,213,213
        54,394  Union Pacific Resources Group, Inc.           1,298,657
        52,900  Unocal Corp.                                  2,165,594
        11,700  (b)Western Atlas, Inc.                          924,300
                                                         --------------
                Total                                       145,122,088
                                                         --------------
Finance--16.7%
        35,950  AON Corp.                                     2,318,775
        23,500  Ahmanson (H.F.) & Co.                         1,791,875
        91,905  Allstate Corp.                                8,845,856
        99,700  American Express Co.                         10,169,400
        54,430  American General Corp.                        3,626,399
       150,389  American International Group, Inc.           19,785,553
        74,266  Associates First Capital Corp., Class A       5,551,384
        30,600  BB&T Corp.                                    2,057,850

                             Federated Max-Cap Fund

    Shares                                                    Value
-------------                                               -----------
(a) Common Stocks--continued
Finance--continued
       138,400  Banc One Corp.                             $  8,139,632
        80,800  Bank of New York Co., Inc.                    4,772,250
       148,652  BankAmerica Corp.                            12,635,420
        31,200  BankBoston Corp.                              3,367,650
        21,000  Bankers Trust New York Corp.                  2,711,625
        11,400  Beneficial Corp.                              1,486,275
        22,500  Block (H&R), Inc.                             1,012,500
        15,900  CIGNA Corp.                                   3,290,306
        90,370  Chase Manhattan Corp.                        12,521,893
        36,500  Chubb Corp.                                   2,881,219
        11,800  Cincinnati Financial Corp.                    1,503,025
        98,000  Citicorp                                     14,749,000
        33,750  Comerica, Inc.                                2,259,141
        40,400  Conseco, Inc.                                 2,004,850
        23,300  Countrywide Credit Industries, Inc.           1,127,138
       149,000  Federal Home Loan Mortgage Corp.              6,900,563
       227,500  Federal National Mortgage Association        13,621,563
        49,900  Fifth Third Bancorp                           2,744,500
       207,398  First Union Corp.                            12,521,654
        58,410  Fleet Financial Group, Inc.                   5,045,164
        45,600  Franklin Resources, Inc.                      2,439,600
        16,800  General RE Corp.                              3,755,850
        12,200  Golden West Financial Corp.                   1,284,813
        29,200  Green Tree Financial Corp.                    1,189,900
        25,300  Hartford Financial Services Group, Inc.       2,801,975
        22,900  Household International, Inc.                 3,009,919
        41,000  Huntington Bancshares, Inc.                   1,458,063
        38,100  J.P. Morgan & Co., Inc.                       5,000,625
        22,837  Jefferson-Pilot Corp.                         1,340,246
        94,200  KeyCorp                                       3,738,563
        21,900  Lehman Brothers Holdings, Inc.                1,556,269
        21,900  Lincoln National Corp.                        1,944,994
        21,000  MBIA Insurance Corporation                    1,567,125
       107,518  MBNA Corp.                                    3,642,172
        24,500  MGIC Investment Corp.                         1,543,500


                             Federated Max-Cap Fund

  Shares                                                    Value
-----------                                             -----------
(a) Common Stocks--continued
Finance--continued
       36,400  Marsh & McLennan Cos., Inc.           $  3,316,950
       54,600  Mellon Bank Corp.                        3,931,200
       28,100  Mercantile Bancorporation, Inc.          1,556,038
       71,400  Merrill Lynch & Co., Inc.                6,265,350
      127,057  Morgan Stanley, Dean Witter & Co.       10,021,621
       70,400  National City Corp.                      4,875,200
      201,583  NationsBank Corp.                       15,269,912
      162,000  Norwest Corp.                            6,429,375
       65,400  PNC Bank Corp.                           3,952,613
       15,500  Progressive Corp., OH                    2,099,281
       20,400  Providian Financial Corp.                1,227,825
       11,700  Republic New York Corp.                  1,564,875
       30,300  SAFECO Corp.                             1,513,106
       56,950  Schwab (Charles) Corp.                   1,993,250
       24,727  St. Paul Cos., Inc.                      2,095,598
       34,500  State Street Corp.                       2,466,750
       37,700  Summit Bancorp                           1,889,713
       41,850  SunAmerica, Inc.                         2,089,884
       45,200  SunTrust Banks, Inc.                     3,680,975
       37,500  Synovus Financial Corp.                  1,319,531
       30,000  Torchmark Corp.                          1,336,875
       13,500  Transamerica Corp.                       1,559,250
      245,851  Travelers Group, Inc.                   15,042,977
       52,655  U.S. Bancorp, Inc.                       6,687,185
       29,800  UNUM Corp.                               1,601,750
       44,200  Wachovia Corp.                           3,754,238
       55,200  Washington Mutual, Inc.                  3,867,450
       18,566  Wells Fargo & Co.                        6,841,571
                                                   --------------
               Total                                  323,966,417
                                                   --------------
Health Care--11.3%
      164,000  Abbott Laboratories                     11,992,500
       31,855  Aetna Services, Inc.                     2,574,282
       14,000  Allergan, Inc.                             581,875
       18,300  (b)Alza Corp.                              877,256
      139,300  American Home Products Corp.            12,972,313

                             Federated Max-Cap Fund

   Shares                                                     Value
------------                                               -----------
(a) Common Stocks--continued
Health Care--continued
       56,400  (b)Amgen, Inc.                              $  3,362,850
       12,200  Bard (C.R.), Inc.                                436,913
       11,800  Bausch & Lomb, Inc.                              583,363
       60,100  Baxter International, Inc.                     3,331,794
       26,200  Becton, Dickinson & Co.                        1,824,175
       24,000  Biomet, Inc.                                     720,000
       41,700  (b)Boston Scientific Corp.                     3,015,431
      213,200  Bristol-Myers Squibb Co.                      22,572,550
       23,500  Cardinal Health, Inc.                          2,261,875
      138,807  Columbia/HCA Healthcare Corp.                  4,571,956
       32,300  Guidant Corp.                                  2,160,063
       45,200  HBO & Co.                                      2,703,525
       84,400  (b)Healthsouth Corp.                           2,547,825
       35,100  (b)Humana, Inc.                                  947,700
      288,400  Johnson & Johnson                             20,584,550
          261  (b)Ligand Pharmaceuticals, Inc., Class B           3,786
          536  Ligand Pharmaceuticals, Inc., Warrants             4,690
      237,900  Lilly (Eli) & Co.                             16,548,919
       13,650  Manor Care, Inc.                                 478,603
      100,500  Medtronic, Inc.                                5,288,813
      256,900  Merck & Co., Inc.                             30,956,450
      277,300  Pfizer, Inc.                                  31,560,206
      108,855  Pharmacia & Upjohn, Inc.                       4,578,713
      157,000  Schering Plough Corp.                         12,579,625
        5,400  Shared Medical Systems Corp.                     393,863
       18,441  (b)St. Jude Medical, Inc.                        653,517
       65,700  (b)Tenet Healthcare Corp.                      2,459,644
       16,200  U.S. Surgical Corp.                              510,300
       40,400  United Healthcare Corp.                        2,838,100
       58,400  Warner-Lambert Co.                            11,048,550
                                                         --------------
               Total                                        220,526,575
                                                         --------------
Producer Manufacturing--7.2%
        6,000  Aeroquip-Vickers, Inc.                           381,375
      121,000  Allied-Signal, Inc.                            5,301,313
        8,700  Armstrong World Industries, Inc.                 746,025

                             Federated Max-Cap Fund

   Shares                                                 Value
------------                                           -----------
(a) Common Stocks--continued
Producer Manufacturing--continued
       16,100  Case Corp.                              $ 1,023,356
       79,800  Caterpillar, Inc.                         4,543,613
        8,600  Cincinnati Milacron, Inc.                   267,138
       25,900  Cooper Industries, Inc.                   1,732,063
        9,850  Crane Co.                                   530,053
        8,200  Cummins Engine Co., Inc.                    445,875
       53,500  Deere & Co.                               3,126,406
       47,700  Dover Corp.                               1,884,150
       37,600  Dresser Industries, Inc.                  1,988,100
       95,100  Emerson Electric Co.                      6,050,738
        7,900  (b)FMC Corp.                                612,744
      701,800  General Electric Co.                     59,740,668
       10,700  General Signal Corp.                        470,800
       10,278  Harnischfeger Industries, Inc.              290,354
       27,300  Honeywell, Inc.                           2,542,313
       25,400  ITT Industries, Inc.                        925,513
       53,500  Illinois Tool Works, Inc.                 3,771,750
       35,500  Ingersoll-Rand Co.                        1,635,219
       18,000  Johnson Controls, Inc.                    1,068,750
       24,700  Loews Corp.                               2,471,544
       35,400  Masco Corp.                               2,053,200
       12,100  McDermott International, Inc.               500,638
       87,600  Minnesota Mining & Manufacturing Co.      8,267,250
        1,748  NACCO Industries, Inc., Class A             293,992
        9,200  National Service Industries, Inc.           497,950
       15,570  (b)Navistar International Corp.             465,154
       16,680  PACCAR, Inc.                                990,375
       23,800  Parker-Hannifin Corp.                     1,062,075
       62,100  Pitney Bowes, Inc.                        2,980,800
       18,200  Raychem Corp.                               731,413
       36,500  Tenneco, Inc.                             1,571,781
       35,200  Textron, Inc.                             2,754,400
       32,400  (b)Thermo Electron Corp.                  1,289,925
       11,800  Thomas & Betts Corp.                        688,825
       13,500  Timken Co.                                  539,156

                             Federated Max-Cap Fund

  Shares                                                     Value
------------                                               -----------
(a) Common Stocks--continued
Producer Manufacturing--continued
      122,700  Tyco International, Ltd.                   $  6,687,150
       69,900  Xerox Corp.                                   7,933,650
                                                        --------------
               Total                                       140,857,594
                                                        --------------
Retail Trade--4.9%
       52,700  Albertsons, Inc.                              2,635,000
       58,600  American Stores Co.                           1,406,400
       32,600  (b)AutoZone, Inc.                               984,113
       41,000  CVS Corp.                                     3,023,750
       21,200  Circuit City Stores, Inc.                       861,250
       23,100  (b)Consolidated Stores Corp.                    924,000
       45,950  (b)Costco Cos., Inc.                          2,567,456
       46,900  Dayton-Hudson Corp.                           4,094,956
       23,800  Dillards, Inc., Class A                         871,675
       45,000  (b)Federated Department Stores, Inc.          2,213,438
       84,800  Gap (The), Inc.                               4,361,900
       12,900  Giant Foods, Inc., Class A                      480,525
        8,200  Great Atlantic & Pacific Tea Co., Inc.          255,225
       15,200  Harcourt General, Inc.                          793,250
      156,850  Home Depot, Inc.                             10,920,681
      104,600  (b)K Mart Corp.                               1,823,963
       54,700  (b)Kroger Co., Inc.                           2,290,563
       58,464  Limited, Inc.                                 1,962,198
        8,300  Longs Drug Stores Corp.                         240,181
       37,500  Lowe's Cos., Inc.                             2,622,656
       49,600  May Department Stores Co.                     3,059,700
        7,900  Mercantile Stores Co., Inc.                     577,194
       16,600  Nordstrom, Inc.                               1,086,263
       53,600  Penney (J.C.) Co., Inc.                       3,808,950
       13,600  Pep Boys-Manny Moe & Jack                       295,800
       55,300  Rite Aid Corp.                                1,776,513
       84,100  Sears, Roebuck & Co.                          4,988,181
       34,600  TJX Cos., Inc.                                1,531,050
       22,130  Tandy Corp.                                   1,100,968
       60,900  (b)Toys `R' Us, Inc.                          1,678,556
      481,600  Wal-Mart Stores, Inc.                        24,350,900

                             Federated Max-Cap Fund

   Shares                                                  Value
------------                                             -----------
(a) Common Stocks--continued
Retail Trade--continued
       106,200  Walgreen Co.                             $ 3,663,900
        31,900  Winn-Dixie Stores, Inc.                    1,200,238
        28,900  (b)Woolworth (F.W.) Co.                      664,700
                                                      --------------
                Total                                     95,116,093
                                                      --------------
Services--5.3%
        41,635  Browning-Ferris Industries, Inc.           1,420,794
       151,000  CBS Corp.                                  5,379,375
       173,729  (b)Cendant Corp.                           4,343,225
        26,500  (b)Clear Channel Communications, Inc.      2,497,625
        34,800  Cognizant Corp.                            1,790,025
        31,900  Darden Restaurants, Inc.                     510,400
        17,400  Deluxe Corp.                                 582,900
       144,800  Disney (Walt) Co.                         18,000,450
        31,300  Donnelley (R.R.) & Sons Co.                1,379,156
        20,700  Dow Jones & Co.                            1,007,831
        36,500  Dun & Bradstreet Corp.                     1,295,750
        32,200  Equifax, Inc.                              1,245,738
        18,000  Fluor Corp.                                  850,500
         8,700  Foster Wheeler Corp.                         240,881
        60,800  Gannett Co., Inc.                          4,130,600
        10,600  Grainger (W.W.), Inc.                      1,154,738
        21,650  (b)Harrah's Entertainment, Inc.              564,253
        53,700  Hilton Hotels Corp.                        1,715,044
        28,900  Ikon Office Solutions, Inc.                  699,019
        27,050  Interpublic Group Cos., Inc.               1,727,819
        15,800  (b)King World Productions, Inc.              421,663
        17,400  Knight-Ridder, Inc.                        1,014,638
        70,500  Laidlaw, Inc.                                982,594
        54,700  (b)Marriott International, Inc.            1,805,100
       147,700  McDonald's Corp.                           9,138,938
        21,200  McGraw-Hill Cos., Inc.                     1,641,675
        11,300  Meredith Corp.                               485,900
        38,500  (b)Mirage Resorts, Inc.                      849,406
        19,016  Moore Corp. Ltd.                             298,314
        20,600  New York Times Co., Class A                1,461,313

                             Federated Max-Cap Fund

  Shares                                                       Value
------------                                                -----------
(a) Common Stocks--continued
Services--continued
       34,700  Omnicom Group, Inc.                         $  1,643,913
       54,000  Service Corp. International                    2,227,500
       20,486  Starwood Lodging Trust                         1,028,141
       12,900  Super Valu Stores, Inc.                          563,569
       72,900  Sysco Corp.                                    1,735,931
      124,040  Time Warner, Inc.                              9,737,140
       19,000  Times Mirror Co., Class A                      1,162,563
       26,400  Tribune Co.                                    1,742,400
       32,530  (b)Tricon Global Restaurants, Inc.             1,032,828
      130,200  (b)U.S. West Media Group                       4,915,050
       75,768  (b)Viacom, Inc., Class B                       4,394,544
       97,557  Waste Management, Inc.                         3,268,160
       28,300  Wendy's International, Inc.                      680,969
                                                         --------------
               Total                                        102,768,372
                                                         --------------
Technology--14.7%
       76,000  (b)3Com Corp.                                  2,603,000
       47,180  AMP, Inc.                                      1,854,764
       15,100  Adobe System, Inc.                               755,944
       30,400  (b)Advanced Micro Devices, Inc.                  843,600
       18,962  (b)Andrew Corp.                                  433,756
       28,500  (b)Apple Computer, Inc.                          780,188
       78,500  (b)Applied Materials, Inc.                     2,835,813
       10,000  Autodesk, Inc.                                   470,000
       64,100  Automatic Data Processing, Inc.                4,290,694
       47,100  (b)Bay Networks, Inc.                          1,103,906
      214,308  Boeing Co.                                    10,728,794
       33,900  (b)Cabletron Systems, Inc.                       449,175
       16,400  (b)Ceridian Corp.                                927,625
      218,200  (b)Cisco Systems, Inc.                        15,983,150
      324,694  Compaq Computer Corp.                          9,111,725
      117,063  Computer Associates International, Inc.        6,855,473
       33,400  (b)Computer Sciences Corp.                     1,761,850
       25,300  (b)DSC Communications Corp.                      455,400
       10,400  (b)Data General Corp.                            158,600
      140,000  (b)Dell Computer Corp.                        11,305,000

                             Federated Max-Cap Fund

    Shares                                                  Value
------------                                             -----------
(a) Common Stocks--continued
Technology--continued
       31,500  (b)Digital Equipment Corp.               $ 1,752,188
        9,700  EG & G, Inc.                                 292,213
      106,300  (b)EMC Corp. Mass                          4,903,088
       91,800  First Data Corp., Class                    3,109,725
       34,200  (b)Gateway 2000, Inc.                      2,007,113
       26,940  General Dynamics Corp.                     1,138,215
       31,700  (b)General Instrument Corp.                  711,269
       17,100  Harris Corp.                                 827,213
      223,000  Hewlett-Packard Co.                       16,794,688
      350,800  Intel Corp.                               28,349,025
      208,500  International Business Machines Corp.     24,159,938
       18,000  (b)KLA-Tencor Corp.                          725,625
       30,400  (b)LSI Logic Corp.                           824,600
       41,688  Lockheed Martin Corp.                      4,643,001
      279,034  Lucent Technologies, Inc.                 21,241,463
       15,700  Mallinckrodt, Inc.                           506,325
       45,400  Micron Technology, Inc.                    1,410,238
      522,100  (b)Microsoft Corp.                        47,054,263
      128,000  Motorola, Inc.                             7,120,000
        5,200  (b)National Semiconductor Corp.              774,400
      111,600  Northern Telecom Ltd.                      6,793,650
       14,300  Northrop Corp.                             1,511,331
       75,300  (b)Novell, Inc.                              753,000
      210,975  (b)Oracle Corp.                            5,458,978
       55,000  (b)Parametric Technology Corp.             1,758,281
       10,400  Perkin-Elmer Corp.                           711,100
       72,600  Raytheon Co., Class B                      4,115,513
       43,100  Rockwell International Corp.               2,410,906
       17,000  Scientific-Atlanta, Inc.                     405,875
       52,000  (b)Seagate Technology, Inc.                1,387,750
            1  (b)Siebel Systems, Inc.                           35
       40,300  (b)Silicon Graphics, Inc.                    526,419
       80,900  (b)Sun Microsystems, Inc.                  3,332,069
       10,800  Tektronix, Inc.                              464,400
       38,900  (b)Tellabs, Inc.                           2,757,038

                             Federated Max-Cap Fund

  Shares                                                      Value
-----------                                                -----------
(a) Common Stocks--continued
Technology--continued
      83,700  Texas Instruments, Inc.                         $ 5,362,031
      53,500  (b)Unisys Corp.                                   1,200,406
      50,000  United Technologies Corp.                         4,921,875
                                                           --------------
                 Total                                        285,923,704
                                                           --------------
Transportation--1.1%
      19,500  (b)AMR Corp.                                      2,971,313
      33,511  Burlington Northern Santa Fe                      3,317,589
      46,800  CSX Corp.                                         2,457,000
      16,000  Delta Air Lines, Inc.                             1,860,000
      31,440  (b)FDX Corp.                                      2,137,920
      80,900  Norfolk Southern Corp.                            2,705,094
      16,400  Ryder Systems, Inc.                                 570,925
      47,300  Southwest Airlines Co.                            1,297,794
      19,600  (b)USAir Group, Inc.                              1,394,050
      53,000  Union Pacific Corp.                               2,901,750
                                                           --------------
                 Total                                         21,613,435
                                                           --------------
  Utilities--9.9%
     348,278  AT&T Corp.                                        20,918,447
     121,000  (b)Airtouch Communications, Inc.                   6,428,125
      39,400  Alltel Corp.                                       1,684,350
      29,400  Ameren Corp.                                       1,164,975
      40,700  American Electric Power Co., Inc.                  1,943,425
     234,700  Ameritech Corp.                                    9,989,419
      31,650  Baltimore Gas & Electric Co.                         996,975
     166,492  Bell Atlantic Corp.                               15,577,408
     212,600  BellSouth Corp.                                   13,646,263
      32,200  Carolina Power & Light Co.                         1,386,613
      45,500  Central & SouthWest Corp.                          1,185,844
      33,840  Cinergy Corp.                                      1,180,170
      22,700  Coastal Corp.                                      1,621,631
      11,900  Columbia Gas System, Inc.                            966,875
      74,850  Comcast Corp., Class A                             2,680,566
      50,400  Consolidated Edison Co.                             2,280,600
      20,500  Consolidated Natural Gas Co.                        1,178,750
      31,100  DTE Energy Co.                                      1,218,731

                             Federated Max-Cap Fund

    Shares                                                       Value
------------                                                  -----------
(a) Common Stocks--continued
Utilities--continued
        41,450  Dominion Resources, Inc.                       $    1,639,866
        77,172  Duke Energy Corp.                                   4,466,330
         4,400  Eastern Enterprises                                   186,450
        81,800  Edison International                                2,438,663
        66,700  Enron Corp.                                         3,280,806
        52,300  Entergy Corp.                                       1,300,963
        39,000  FPL Group, Inc.                                     2,420,438
        49,400  FirstEnergy Corp.                                   1,494,350
        35,200  Frontier Corp.                                      1,053,800
        27,200  GPU, Inc.                                           1,077,800
       205,300  GTE Corp.                                          11,997,219
        60,651  Houston Industries, Inc.                            1,762,668
       149,300  MCI Communications Corp.                            7,511,656
        56,300  (b)NEXTEL Communications, Inc., Class A             1,615,106
        10,400  NICOR, Inc.                                           425,750
        31,000  Niagara Mohawk Power Corp.                            379,750
        16,000  Northern States Power Co.                             902,000
         6,600  ONEOK, Inc.                                           267,300
        94,000  P G & E Corp.                                       3,043,250
        35,600  P P & L Resources, Inc.                               821,025
        17,900  Pacific Enterprises                                   696,981
        63,600  Pacificorp                                          1,478,700
        47,700  Peco Energy Co.                                     1,135,856
         7,600  Peoples Energy Corp.                                  275,500
        49,700  Public Service Enterprises Group, Inc.              1,668,056
       393,046  SBC Communications, Inc.                           16,286,844
        23,600  Sonat, Inc.                                         1,047,250
       148,000  Southern Co.                                        3,922,000
        92,200  Sprint Corp.                                        6,298,413
       108,800  (b)Tele-Communications, Inc., Class A               3,508,800
        52,825  Texas Utilities Co.                                 2,113,000
       103,600  U.S. West, Inc.                                     5,464,900
        46,400  Unicom Corp.                                        1,612,400
        88,100  Williams Cos., Inc. (The)                           2,786,163


                             Federated Max-Cap Fund
   Shares or
Principal Amount                                                                                         Value
----------------                                                                                       -----------
(a) Common Stocks--continued
Utilities--continued
         217,200   (b)WorldCom, Inc.                                                                  $    9,292,088
                                                                                                      --------------
                    Total                                                                                191,721,308
                                                                                                      --------------
                    Total Common Stocks (identified cost $1,144,359,627)                               1,869,653,295
                                                                                                      --------------
(c) Short-term U.S. Government Obligation--0.3%
   $   5,000,000    United States Treasury Bill, 6/18/1998 (at amortized cost)                             4,967,041
                                                                                                      --------------
(d) Repurchase Agreement--4.0%
       77,335,000   BT Securities Corp., 5.53%, dated 4/30/1998, due 5/1/1998 (at amortized cost)         77,335,000
                                                                                                      --------------
                    Total Investments (identified cost $1,226,661,668)(e)                             $1,951,955,336
                                                                                                      ==============

 (a) The fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $80,862,200 at April 30, 1998, which represents 4.2% of net assets. Taking into consideration these open Index futures con tracts, the fund's effective total exposure to the Index is 100.4%.
 (b) Non-income producing security.
 (c) Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.
 (d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
 (e) The cost of investments for federal tax purposes amounts to $1,226,661,668. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $725,293,668 which is comprised of $735,879,009 appreciation and $10,585,341 depreciation at April 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($1,943,215,538) at April 30, 1998. The following acronym is used throughout this portfolio:


ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)



                                         STATEMENT OF ASSETS AND LIABILITIES

                                                Federated Max-Cap Fund

                                             April 30, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $1,226,661,668)                       $1,951,955,336
Income receivable                                                                                             1,831,837
Receivable for shares sold                                                                                    2,245,114
Receivable for daily variation margin                                                                         1,618,400
                                                                                                         --------------
     Total assets                                                                                         1,957,650,687
Liabilities:
Payable for investments purchased                                                     $    2,434,812
Payable for shares redeemed                                                                  129,223
Payable to Bank                                                                           11,555,345
Payable for taxes withheld                                                                     1,227
Accrued expenses                                                                             314,542
                                                                                      --------------
     Total liabilities                                                                                      14,435,149
                                                                                                        --------------
Net Assets for 83,825,755 shares outstanding$                                                           $1,943,215,538
                                                                                                        ==============
Net Assets Consist of:
Paid in capital                                                                                         $1,198,441,617
Net unrealized appreciation of investments and futures contracts                                           727,086,036
Accumulated net realized gain on investments and futures contracts                                          16,512,249
Undistributed net investment income                                                                          1,175,636
                                                                                                        --------------
     Total Net Assets                                                                                   $1,943,215,538
                                                                                                        ==============
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,511,527,864 / 65,173,351 shares outstanding                                                          $        23.19
                                                                                                        ==============
Institutional Service Shares:
$423,866,669 / 18,314,248 shares outstanding                                                            $        23.14
                                                                                                        ==============
Class C Shares:
$7,821,005 / 338,156 shares outstanding                                                                 $        23.13
                                                                                                        ==============

(See Notes which are an integral part of the Financial Statements)



                            STATEMENT OF OPERATIONS

                            Federated Max-Cap Fund
                 Six Months Ended  April 30, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $7,452)                                                                     $ 11,864,071
Interest                                                                                                                   2,554,594
                                                                                                                        ------------
     Total income                                                                                                         14,418,665
Expenses:
Investment advisory fee                                                                               $  2,450,550
Custodian fees                                                                                              33,909
Transfer and dividend disbursing agent fees and expenses                                                   111,793
Directors'/Trustees' fees                                                                                    7,694
Auditing fees                                                                                                7,421
Legal fees                                                                                                   3,168
Portfolio accounting fees                                                                                   82,717
Distribution services fee--Institutional Service Shares                                                    477,261
Distribution services fee--Class C Shares                                                                   11,334
Shareholder services fee--Institutional Shares                                                           1,640,630
Shareholder services fee--Institutional Service Shares                                                     397,717
Shareholder services fee--Class C Shares                                                                     3,778
Share registration costs                                                                                    58,243
Printing and postage                                                                                        13,165
Insurance premiums                                                                                           5,823
Taxes                                                                                                        7,135
Miscellaneous                                                                                                6,297

     Total expenses                                                                                      5,318,635
                                                                                                       -----------
Waivers --
     Waiver of investment advisory fee                                             $   (240,467)
     Waiver of distribution services fee--Institutional Service Shares                 (349,991)
     Waiver of shareholder services fee--Institutional Shares                        (1,640,630)
     Waiver of shareholder services fee--Institutional Service Shares                   (47,726)
                                                                                    -----------
        Total waivers                                                                                   (2,278,814)
                                                                                                       -----------
               Net expenses                                                                                                3,039,821
                                                                                                                        ------------
                    Net investment income                                                                                 11,378,844
                                                                                                                        ------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:

Net realized gain on investments and futures contracts                                                                    18,526,062
Net change in unrealized appreciation of investments and futures contracts                                               301,972,066
                                                                                                                        ------------
     Net realized and unrealized gain on investments and futures contracts                                               320,498,128
                                                                                                                        ------------
         Change in net assets resulting from operations                                                                 $331,876,972
                                                                                                                        ============

(See Notes which are an integral part of the Financial Statements)




                      STATEMENT OF CHANGES IN NET ASSETS

                            Federated Max-Cap Fund

                                                                                         Six Months Ended
                                                                                            (unaudited)        Year Ended
                                                                                          April 30, 1998    October 31, 1997
                                                                                         ----------------   ----------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                      $   11,378,844     $   20,091,885
Net realized gain on investments and futures contracts ($18,526,062 and $45,104,576,
respectively, as computed for federal tax purposes)                                            18,526,062         47,684,197
Net change in unrealized appreciation of investments and futures contracts                    301,972,066        237,223,689
                                                                                           --------------     --------------
    Change in net assets resulting from operations                                            331,876,972        304,999,771
                                                                                           --------------     --------------
Distributions to Shareholders--
Distributions from net investment income
    Institutional Shares                                                                       (9,456,519)       (19,400,997)
    Institutional Service Shares                                                               (1,895,746)        (2,132,811)
    Class C Shares                                                                                (11,080)                --
Distributions from net realized gains on investments and futures contracts
    Institutional Shares                                                                      (36,852,857)       (13,509,884)
    Institutional Service Shares                                                               (8,247,035)        (1,138,590)
    Class C Shares                                                                                   (554)                --
                                                                                           --------------     --------------
       Change in net assets resulting from distributions to shareholders                      (56,463,791)       (36,182,282)
                                                                                           --------------     --------------
Share Transactions--
Proceeds from sale of shares                                                                  571,718,030        751,612,116
Net asset value of shares issued to shareholders in payment of distributions declared          33,903,268         17,547,453
Cost of shares redeemed                                                                      (325,886,207)      (608,777,760)
                                                                                           --------------     --------------
    Change in net assets resulting from share transactions                                    279,735,091        160,381,809
                                                                                           --------------     --------------
        Change in net assets                                                                  555,148,272        429,199,298
Net Assets:
Beginning of period                                                                         1,388,067,266        958,867,968
                                                                                           --------------     --------------
End of period (including undistributed net investment income of $1,175,637
and $1,160,137, respectively)                                                              $1,943,215,538     $1,388,067,266
                                                                                           ==============     ==============

(See Notes which are an integral part of the Financial Statements)




                 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

                            Federated Max-Cap Fund

(For a share outstanding throughout each period)

                                                      Six Months
                                                         Ended
                                                      (unaudited)
                                                       April 30,                    Year Ended October 31,
                                                                   ------------------------------------------------------
                                                         1998         1997        1996       1995       1994       1993
                                                      ----------  -----------  ----------  --------   ---------  --------
Net asset value, beginning of period                  $    19.70   $    15.49   $  14.74   $  12.02   $  12.24   $  11.64
Income from investment operations
   Net investment income                                    0.15         0.31       0.34       0.38       0.32       0.30
   Net realized and unrealized gain (loss) on
   investments and futures contracts                        4.11         4.47       2.80       2.70       0.10       1.29
   Total from investment operations                         4.26         4.78       3.14       3.08       0.42       1.59
Less distributions
   Distributions from net investment income                (0.15)       (0.33)     (0.36)     (0.34)     (0.30)     (0.30)
   Distributions from net realized gain on
   investments and futures contracts                       (0.62)       (0.24)     (2.03)     (0.02)     (0.34)     (0.69)
   Total distributions                                     (0.77)       (0.57)     (2.39)     (0.36)     (0.64)     (0.99)
Net asset value, end of period                        $    23.19   $    19.70   $  15.49   $  14.74   $  12.02   $  12.24
Total return (a)                                           22.21%       31.51%     23.71%     26.00%      3.59%     14.35%
Ratios to average net assets
   Expenses                                               0.31%*         0.31%      0.31%      0.31%      0.32%      0.31%
   Net investment income                                  1.46%*         1.70%      2.29%      2.91%      2.70%      2.60%
   Expense waiver/reimbursement (b)                       0.28%*         0.30%      0.31%      0.33%      0.07%      0.09%
Supplemental data
   Net assets, end of period (000 omitted)            $1,511,528   $1,142,081   $900,131   $679,237   $443,815   $407,246
   Average commission rate paid (c)                   $   0.0184   $   0.0224   $ 0.0153         --         --         --
   Portfolio turnover                                          1%          16%         3%        57%         2%        13%

 * Computed on an annualized basis.
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(See Notes which are an integral part of the Financial Statements)




             FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

                            Federated Max-Cap Fund

(For a share outstanding throughout each period)

                                                          Six Months
                                                             Ended
                                                          (unaudited)
                                                            April 30,                 Year Ended October 31,
                                                                       ---------------------------------------------------
                                                              1998        1997       1996      1995      1994      1993(a)
                                                            --------   --------   -------   -------   ------     ---------
Net asset value, beginning of period                        $  19.66   $  15.47   $ 14.72   $ 12.02   $12.24     $ 12.12
Income from investment operations
   Net investment income                                        0.13       0.26      0.30      0.33     0.28(b)     0.07
   Net realized and unrealized gain (loss) on
   investments and futures contracts                            4.10       4.45      2.79      2.69     0.11        0.12
                                                            --------   --------   -------   -------   ------     -------
   Total from investment operations                             4.23       4.71      3.09      3.02     0.39        0.19
                                                            --------   --------   -------   -------   ------     -------
Less distributions
   Distributions from net investment income                    (0.13)     (0.28)    (0.31)    (0.30)   (0.27)      (0.07)
   Distributions from net realized gain on investments
   and futures contracts                                       (0.62)     (0.24)    (2.03)    (0.02)   (0.34)         --
                                                            --------   --------   -------   -------   ------     -------
   Total distributions                                         (0.75)     (0.52)    (2.34)    (0.32)   (0.61)      (0.07)
                                                            --------   --------   -------   -------   ------     -------
Net asset value, end of period                              $  23.14   $  19.66   $ 15.47   $ 14.72   $12.02     $ 12.24
                                                            ========   ========   =======   =======   ======     =======
Total return (c)                                               22.04%     31.07%    23.39%    25.52%    3.30%       1.70%
Ratios to average net assets
   Expenses                                                   0.61%*       0.62%     0.61%     0.61%    0.62%     0.61%*
   Net investment income                                      1.14%*       1.36%     1.97%     2.55%    2.35%     1.52%*
   Expense waiver/reimbursement (d)                           0.28%*       0.30%     0.31%     0.33%    0.26%     0.09%*
Supplemental data
   Net assets, end of period (000 omitted)                  $423,867   $245,986   $58,741   $35,195   $8,617     $ 2,493
   Average commission rate paid (e)                         $ 0.0184   $ 0.0224   $0.0153        --       --          --
   Portfolio turnover                                              1%        16%        3%       57%       2%         13%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to October 31, 1993.
 (b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(See Notes which are an integral part of the Financial Statements)




                                    FINANCIAL HIGHLIGHTS -- CLASS C SHARES

                                            Federated Max-Cap Fund

(For a share outstanding throughout the period)

                                                                                  Period Ended
                                                                                   (unaudited)
                                                                                    April 30,
                                                                                     1998(a)
                                                                                   --------------
Net asset value, beginning of period                                                     $ 19.81
Income from investment operations
    Net investment income                                                                   0.07
    Net realized and unrealized gain (loss) on investments and futures contracts            3.96
                                                                                         -------
    Total from investment operations                                                        4.03
                                                                                         -------
Less distributions
    Distributions from net investment income                                               (0.09)
    Distributions from net realized gain on investments and futures contracts              (0.62)
                                                                                         -------
    Total distributions                                                                    (0.71)
                                                                                         -------
Net asset value, end of period                                                           $ 23.13
                                                                                         =======
Total return (b)                                                                           20.87%
Ratios to average net assets
    Expenses                                                                               1.32%*
    Net investment income                                                                  0.38%*
    Expense waiver/reimbursement (c)                                                       0.03%*
Supplemental data
    Net assets, end of period (000 omitted)                                              $ 7,821
    Average commission rate paid (d)                                                     $0.0184
    Portfolio turnover                                                                         1%

  *  Computed on an annualized basis.
 (a) Reflects operations for the period from November 10, 1997 (date of initial public investment) to April 30, 1998.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
(See Notes which are an integral part of the Financial Statements)



                           NOTES TO FINANCIAL STATEMENTS

                             Federated Max-Cap Fund

                           April 30, 1998 (unaudited)

Organization

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Effective November 3, 1997, the Board of Trustees (the "Trustees") established a new class of shares named Class C Shares, in addition to the Institutional Shares and Institutional Service Shares already offered. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes inthe variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1998, the Fund had realized gains of $14,988,390 on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 1998, the Fund had outstanding futures contracts as set forth below:


                                                         Unrealized
                       Contracts to                     Appreciation
Expiration Date       Deliver/Receive       Position   (Depreciation)
---------------  -------------------------  --------   --------------
June 1998        289 S&P 500 Index Futures    Long       $1,792,368

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest

(without par value) for each class of shares.
Transactions in shares were as follows:

                                                                        Six Months
                                                                           Ended
                                                                        (unaudited)                    Year Ended
                                                                       April 30, 1998               October 31, 1997
                                                                ----------------------------  ----------------------------
Institutional Shares                                               Shares         Amount         Shares         Amount
-------------------------------------------------------------   ------------   -------------   -----------   -------------
Shares sold                                                        17,352,740   $ 366,700,680    30,235,597   $ 544,279,687
Shares issued to shareholders in payment of
distributions declared                                              1,206,082      24,629,897       873,354      14,693,792
Shares redeemed                                                   (11,362,730)   (242,376,722)  (31,244,017)   (559,167,698)
                                                                 ------------   -------------   -----------   -------------
   Net change resulting from Institutional Shares transactions      7,196,092   $ 148,953,855      (135,066)  $    (194,219)
                                                                 ============   =============    ===========  ==============

                                                                        Six Months
                                                                           Ended
                                                                        (unaudited)                   Year Ended
                                                                      April 30, 1998               October 31, 1997
                                                                ----------------------------  ----------------------------
Institutional Service Shares                                      Shares         Amount         Shares         Amount
-------------------------------------------------------------   ------------   -------------   -----------   ------------
Shares sold                                                        9,318,325   $ 197,621,108    11,212,771   $ 207,332,429
Shares issued to shareholders in payment of
distributions declared                                               453,739       9,261,809       165,190       2,853,661
Shares redeemed                                                   (3,966,933)    (83,286,681)   (2,667,078)    (49,610,062)
                                                                 ------------   -------------   -----------   ------------
 Net change resulting from Institutional Service
 Shares transactions                                                5,805,131   $ 123,596,236     8,710,883   $ 160,576,028
                                                                 ============   =============    ===========  =============

                                                                        Six Months
                                                                           Ended
                                                                        (unaudited)                   Year Ended
                                                                     April 30, 1998(a)             October 31, 1997
                                                                ----------------------------  ---------------------------
Class C Shares                                                    Shares         Amount         Shares         Amount
-------------------------------------------------------------   ------------   -------------   -----------   ------------
Shares sold                                                           347,378   $   7,396,239            --              --
Shares issued to shareholders in payment of
distributions declared                                                    506          11,565            --              --
Shares redeemed                                                        (9,728)       (222,804)           --              --
                                                                 ------------   -------------   -----------   -------------
 Net change resulting from Class C Shares transactions                338,156   $   7,185,000            --              --
                                                                 ============   =============    ===========  =============
   Net change resulting from share transactions                    13,339,379   $ 279,735,091     8,575,817   $ 160,381,809
                                                                 ============   =============    ===========  =============

(a) For the period from November 10, 1997 (commencement of operations) to April 30, 1998.
Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee Federated Management, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets.

The Manager has entered into a sub-management contract with Northern Trust Quantitative Investment Advisors, Inc. (the "Sub-Manager"). The Manager shall pay the Sub-Manager a management advisory fee based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

               Federated Max-Cap Fund
-------------------------------------------------------
                                 Percent of Average
Share Class Name              Daily Net Assets of Class
----------------------------  -------------------------
Institutional Service Shares           0.30%
Class C Shares                         0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended April 30, 1998, the Institutional Shares fully waived its shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000 Issue

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1998, were as follows:

Purchases                                           $230,702,005
----------------------------------------------------------------
Sales                                                $15,722,575
----------------------------------------------------------------

                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                              William J. Copeland
                             J. Christopher Donahue
                                 James E. Dowd
                            Lawrence D. Ellis, M.D.
                            Edward L. Flaherty, Jr.
                                Peter E. Madden
                              John E. Murray, Jr.
                                Wesley W. Posvar
                               Marjorie P. Smuts


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                                Glen R. Johnson
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
               Executive Vice President, Treasurer and Secretary

                               Richard B. Fisher
                                 Vice President

                             Nicholas J. Seitanakis
                              Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



                                     NOTES



Federated
Max-Cap Fund


Semi-Annual Report
to Shareholders
April 30, 1998

[Federated logo copy]

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
2052905 (6/98)